     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 25, 2003


                                                              FILE NO. 333-87632
                                                              FILE NO. 811-07974

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         POST-EFFECTIVE AMENDMENT NO. 2


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 16

                             ---------------------

                        FARM BUREAU LIFE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                       FARM BUREAU LIFE INSURANCE COMPANY
                              (Name of Depositor)

                            ------------------------


                             5400 UNIVERSITY AVENUE
                          WEST DES MOINES, IOWA 50266
                                 1-515-225-5400
          (Address and Telephone Number of Principal Executive Office)


                           STEPHEN M. MORAIN, ESQUIRE
                             5400 UNIVERSITY AVENUE
                          WEST DES MOINES, IOWA 50266
               (Name and Address of Agent for Service of Process)

                            ------------------------

                                    COPY TO:

                            STEPHEN E. ROTH, ESQUIRE
                        SUTHERLAND ASBILL & BRENNAN LLP
                         1275 PENNSYLVANIA AVENUE, N.W.
                          WASHINGTON, D.C. 20004-2415

    APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.


    IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE
BOX)



    / / IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b)



    /X/ ON MAY 1, 2003 PURSUANT TO PARAGRAPH (b)



    / / 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1)



    / / ON (DATE) PURSUANT TO PARAGRAPH (a)(1) OF RULE 485.



    SECURITIES BEING OFFERED: NONPARTICIPATING VARIABLE ANNUITY CONTRACTS


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
               --------------------------------------------------
                        FARM BUREAU LIFE ANNUITY ACCOUNT

                   NONPARTICIPATING VARIABLE ANNUITY CONTRACT
--------------------------------------------------------------------------------

                                   PROSPECTUS


                                  May 1, 2003


Farm Bureau Life Insurance Company (the "Company") is offering the nonparticipating variable annuity contract (the "Contract") described in this Prospectus. The Contract provides for Accumulated Value and annuity payments on a fixed and variable basis. The Company sells the Contract to retirement plans, including those that qualify for special federal tax treatment under the Internal Revenue Code.

The Owner of a Contract ("you" or "your") may allocate premiums and Accumulated Value to 1) the Declared Interest Option, an account that provides a specified rate of interest, and/or 2) Subaccounts of Farm Bureau Life Annuity Account (the "Account"), each of which invests in one of the following Investment Options:


American Century-Registered Trademark-
  VP Ultra-Registered Trademark- Fund
  VP Vista Fund
Dreyfus Variable Investment Fund
  VIF Appreciation Portfolio
  VIF Developing Leaders Portfolio
  VIF Disciplined Stock Portfolio
  VIF Growth and Income Portfolio
  VIF International Equity Portfolio
Dreyfus Socially Responsible Growth Fund,
 Inc.
EquiTrust Variable Insurance Series Fund
  Blue Chip Portfolio
  High Grade Bond Portfolio
  Managed Portfolio
  Money Market Portfolio
  Strategic Yield Portfolio
  Value Growth Portfolio
Fidelity Variable Insurance Products
  Funds
  VIP Contrafund-Registered Trademark-
  Portfolio--Initial Class
  VIP Growth Portfolio--Initial Class
  VIP Growth & Income Portfolio--
   Initial Class
  VIP High Income Portfolio--Service
   Class 2
  VIP Index 500 Portfolio--Initial Class
  VIP Mid Cap Portfolio--Service Class 2
  VIP Overseas Portfolio--Initial Class
Franklin Templeton Variable Insurance
 Products Trust
  Franklin Real Estate Fund--Class 2
  Franklin Small Cap Fund--Class 2
  Franklin Small Cap Value Securities
    Fund--Class 2
  Franklin U.S. Government Fund--Class 2
  Mutual Shares Securities Fund--Class 2
  Templeton Growth Securities Fund--Class
  2
J.P. Morgan Series Trust II
  JPMorgan Mid Cap Value Portfolio
  JPMorgan Small Company Portfolio
Summit Pinnacle Series
  Nasdaq-100 Index Portfolio
  Russell 2000 Small Cap Index Portfolio
  S&P MidCap 400 Index Portfolio
T. Rowe Price Equity Series, Inc.
  Equity Income Portfolio
  Mid-Cap Growth Portfolio
  New America Growth Portfolio
  Personal Strategy Balanced Portfolio
T. Rowe Price International Series, Inc.
  International Stock Portfolio

The accompanying prospectus for each Investment Option describes the investment objectives and attendant risks of each Investment Option. If you allocate premiums to the Subaccounts, the amount of the Contract's Accumulated Value prior to the Retirement Date will vary to reflect the investment performance of the Investment Options you select.


Please note that the Contracts and Investment Options are not bank deposits, are not federally insured, are not guaranteed to achieve their goals and are subject to risks, including loss of the amount invested.

You may find additional information about your Contract and the Account in the Statement of Additional Information dated the same as this Prospectus. To obtain a copy of this document, please contact us at the address or phone number shown on the cover of this Prospectus. The Statement of Additional Information ("SAI") has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference into this Prospectus, and other information filed electronically with the SEC.

Please read this Prospectus carefully and retain it for future reference. A prospectus for each Investment Option must accompany this Prospectus and you should read it in conjunction with this Prospectus.

    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE SECURITIES
        OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                   Issued By
                       Farm Bureau Life Insurance Company
                             5400 University Avenue
                          West Des Moines, Iowa 50266
                                  800-247-4170

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                 PAGE
                                                              -----------
DEFINITIONS.................................................           3
FEE TABLES..................................................           5
SUMMARY OF THE CONTRACT.....................................          13
THE COMPANY, ACCOUNT AND INVESTMENT OPTIONS.................          17
      Farm Bureau Life Insurance Company....................          17
      Iowa Farm Bureau Federation...........................          17
      IMSA..................................................          17
      Farm Bureau Life Annuity Account......................          17
      Investment Options....................................          17
      Addition, Deletion or Substitution of Investments.....          24
DESCRIPTION OF ANNUITY CONTRACT.............................          25
      Issuance of a Contract................................          25
      Premiums..............................................          25
      Free-Look Period......................................          25
      Allocation of Premiums................................          26
      Variable Accumulated Value............................          26
      Transfer Privilege....................................          27
      Partial Withdrawals and Surrenders....................          28
      Transfer and Withdrawal Options.......................          29
      Death Benefit Before the Retirement Date..............          31
      Proceeds on the Retirement Date.......................          33
      Payments..............................................          33
      Abusive Trading Practices.............................          34
      Electronic Transactions...............................          34
      Modification..........................................          34
      Reports to Owners.....................................          35
      Inquiries.............................................          35
THE DECLARED INTEREST OPTION................................          35
      Minimum Guaranteed and Current Interest Rates.........          35
      Transfers From Declared Interest Option...............          36
CHARGES AND DEDUCTIONS......................................          36
      Surrender Charge (Contingent Deferred Sales Charge)...          36
      Annual Administrative Charge..........................          37
      Transfer Processing Fee...............................          37
      Mortality and Expense Risk Charge.....................          38
      Incremental Death Benefit Rider.......................          38
      Investment Option Expenses............................          38
      Premium Taxes.........................................          38
      Other Taxes...........................................          38
PAYMENT OPTIONS.............................................          38
      Description of Payment Options........................          39
      Election of Payment Options and Annuity Payments......          40
YIELDS AND TOTAL RETURNS....................................          43
FEDERAL TAX MATTERS.........................................          44
      Introduction..........................................          44
      Tax Status of the Contract............................          45
      Taxation of Annuities.................................          46
      Transfers, Assignments or Exchanges of a Contract.....          48
      Withholding...........................................          48

                                                                 PAGE
                                                              -----------
      Multiple Contracts....................................          48
      Taxation of Qualified Contracts.......................          48
      Possible Charge for the Company's Taxes...............          51
      Other Tax Consequences................................          51
DISTRIBUTION OF THE CONTRACTS...............................          51
LEGAL PROCEEDINGS...........................................          52
VOTING RIGHTS...............................................          52
FINANCIAL STATEMENTS........................................          52
CALCULATING VARIABLE ANNUITY PAYMENTS.......................         A-1
CONDENSED FINANCIAL INFORMATION.............................  Appendix B
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS.......     SAI-TOC


            The Contract may not be available in all jurisdictions.

This Prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made.

--------------------------------------------------------------------------------

DEFINITIONS
--------------------------------------------------------------------------------

ACCOUNT: Farm Bureau Life Annuity Account.

ACCUMULATED VALUE: The total amount invested under the Contract, which is the sum of the values of the Contract in each Subaccount of the Account plus the value of the Contract in the Declared Interest Option.

ANNUITANT: The person whose life determines the annuity benefits payable under the Contract and whose death determines the death benefit.

BENEFICIARY: The person (or persons) to whom the Company pays the proceeds on the death of the Owner/Annuitant.


BUSINESS DAY: Each day that the New York Stock Exchange is open for trading. Assets are valued at the close of each Business Day (3:00 p.m. central time).


THE CODE: The Internal Revenue Code of 1986, as amended.

THE COMPANY ("WE", "US" OR "OUR"): Farm Bureau Life Insurance Company.

CONTRACT: The nonparticipating variable annuity contract we offer and describe in this Prospectus, which term includes the basic contract described in this Prospectus, the contract application, any supplemental applications and any endorsements or additional benefit riders or agreements.

CONTRACT ANNIVERSARY: The same date in each Contract Year as the Contract Date.

CONTRACT DATE: The date on which the Company receives a properly completed application at the Home Office. It is the date set forth on the data page of the Contract which the Company uses to determine Contract Years and Contract Anniversaries.

CONTRACT YEAR: A twelve-month period beginning on the Contract Date or on a Contract Anniversary.

DECLARED INTEREST OPTION: An investment option under the Contract funded by the Company's General Account. It is not part of, nor dependent upon, the investment performance of the Account.

DUE PROOF OF DEATH: Satisfactory documentation provided to the Company verifying proof of death. This documentation may include the following:

    (a) a certified copy of the death certificate;

    (b) a certified copy of a court decree reciting a finding of death;

    (c) the Beneficiary's statement of election;

    (d) a copy of the Beneficiary's Form W-9; or

    (e) any other proof satisfactory to the Company.


FUND: An investment company registered with the SEC under the Investment Company Act of 1940 as an open-end diversified management investment company or unit investment trust in which the Account invests.


GENERAL ACCOUNT: The assets of the Company other than those allocated to the Account or any other separate account of the Company.

HOME OFFICE: The principal office of the Company at 5400 University Avenue, West Des Moines, Iowa 50266.


INVESTMENT OPTION: A Fund, or a separate investment portfolio of a Fund in which a Subaccount invests.

NET ACCUMULATED VALUE: The Accumulated Value less any applicable surrender charge.

NON-QUALIFIED CONTRACT: A Contract that is not a Qualified Contract.

OWNER ("YOU" OR "YOUR"): The person(s) who owns the Contract and who is entitled to exercise all rights and privileges provided in the Contract.


QUALIFIED CONTRACT: A Contract the Company issues in connection with plans that qualify for special federal income tax treatment under Sections 401(a), 403(a), 403(b), 408 or 408A of the Code.


RETIREMENT DATE: The date when the Company applies the Accumulated Value under a payment option, if the Annuitant is still living.

SEC: The U.S. Securities and Exchange Commission.

SUBACCOUNT: A subdivision of the Account which invests its assets exclusively in a corresponding Investment Option.

VALUATION PERIOD: The period that starts at the close of business (3:00 p.m. central time) on one Business Day and ends at the close of business on the next succeeding Business Day.


WRITTEN NOTICE: A written request or notice signed by the owner on a form satisfactory to the Company which the Company receives at our Home Office.

--------------------------------------------------------------------------------

FEE TABLES
--------------------------------------------------------------------------------

    The following tables describe the fees and expenses that are payable when buying, owning and surrendering the Contract. The first table describes the fees and expenses that are payable at the time you buy the Contract, surrender the Contract or transfer Accumulated Value among the Subaccounts and the Declared Interest Option.


                                                         GUARANTEED
OWNER TRANSACTION EXPENSES                             MAXIMUM CHARGE            CURRENT CHARGE
Surrender Charge (as a percentage of amount       7%                        7%
withdrawn or surrendered)(1)
Transfer Processing Fee(2)                        $25                       $10



(1) The surrender charge is only assessed during the first six Contract Years. The surrender charge declines to 0% in the seventh Contract Year. In each Contract Year after the first Contract Year, you may withdraw a maximum of 10% of the Accumulated Value without incurring a surrender charge. This amount is not cumulative from Contract Year to Contract Year. (See "CHARGES AND
DEDUCTIONS -- Surrender Charge (Contingent Deferred Sales Charge) -- AMOUNTS NOT SUBJECT TO SURRENDER CHARGE.")



(2) We waive the transfer processing fee for the first twelve transfers during a Contract Year. Currently, we may assess a charge of $10 for the thirteenth and each subsequent transfer during a Contract Year.


   The next two tables describe the fees and expenses that you will pay periodically during the time that you own your Contract, not including Fund fees and expenses.


                                                         GUARANTEED
PERIODIC CHARGES                                       MAXIMUM CHARGE            CURRENT CHARGE
Annual Administrative Charge(3)                   $45                       $30
Separate Account Annual Expenses (as a
percentage of average variable accumulated
value)
  Mortality and Expense Risk Charge               1.25%                     1.25%
  Total Separate Account Annual Expenses          1.25%                     1.25%



(3) We currently deduct an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Retirement Date.



PERIODIC CHARGES                                         GUARANTEED
(OPTIONAL BENEFIT RIDERS ONLY)                         MAXIMUM CHARGE            CURRENT CHARGE
Incremental Death Benefit Rider Charge(4) (as a   0.30%                     0.15%
percentage of Accumulated Value)



(4) We deduct the charge for the Incremental Death Benefit Rider on each Contract Anniversary.

   The next table shows the minimum and maximum fees and expenses charged by any of the Investment Options for the fiscal year ended December 31, 2002. More detail concerning each Investment Option's fees and expenses is contained in the prospectus for each Investment Option.


                  ANNUAL INVESTMENT OPTION OPERATING EXPENSES
         (EXPENSES THAT ARE DEDUCTED FROM INVESTMENT OPTION ASSETS)(5)



                                                              MINIMUM    MAXIMUM
---------------------------------------------------------------------------------
Total Annual Investment Option Operating Expenses (expenses
that are deducted from Investment Option assets, including
management fees, distribution and/or service (12b-1) fees
and other expenses)                                            0.31%       2.69%
---------------------------------------------------------------------------------
Total Annual Investment Option Operating Expenses After
Contractual Fee Waiver or Reimbursement(6)                     0.31%       1.25%
---------------------------------------------------------------------------------



(5) For certain Investment Options, certain expenses were reimbursed or fees waived during 2002. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time. After taking into account these arrangements, annual Investment Option operating expenses would have been:



                                                              MINIMUM    MAXIMUM
---------------------------------------------------------------------------------
Total Annual Investment Option Operating Expenses (expenses
that are deducted from Investment Option assets, including
management fees, distribution and/or service (12b-1) fees
and other expenses)                                            0.28%      1.15%
---------------------------------------------------------------------------------



(6) The "Total Annual Investment Option Operating Expenses After Contractual Fee Waiver or Reimbursement" line in the above table shows the minimum and maximum fees and expenses charged by any of the Investment Options that have contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Owners and will continue past the current year. Five Investment Options currently have contractual reimbursement or fee waiver arrangements in place. See the "Annual Investment Option Operating Expenses" table beginning on page 7 for a description of the fees and expenses charged by each of the Investment Options available under the Contract as well as any applicable contractual fee waiver or reimbursement arrangements.

   The following table indicates the Investment Options' fees and expenses for the year ended December 31, 2002, both before and after any contractual fee waiver or reimbursement. Current and future expenses may be higher or lower than those shown.

                   ANNUAL INVESTMENT OPTION OPERATING EXPENSES
           (EXPENSES THAT ARE DEDUCTED FROM INVESTMENT OPTION ASSETS)


                                                                     TOTAL EXPENSES
                                                                         (BEFORE           TOTAL AMOUNT         TOTAL EXPENSES
                                                                       CONTRACTUAL        OF CONTRACTUAL      (AFTER CONTRACTUAL
                           ADVISORY       OTHER         12B-1        FEE WAIVERS AND      FEE WAIVER OR        FEE WAIVERS AND
INVESTMENT OPTION            FEE         EXPENSES        FEE         REIMBURSEMENTS)      REIMBURSEMENT        REIMBURSEMENTS)
American Century
  VP
  Ultra-Registered Trademark-
  Fund                      1.00%         0.00%         0.00%             1.00%                0.00%                 1.00%(1)(2)
  VP Vista Fund             1.00%         0.00%         0.00%             1.00%                0.00%                 1.00%(1)
Dreyfus
  VIF Appreciation
  Portfolio--Initial
  Share Class               0.75%         0.03%         0.00%             0.78%                0.00%                 0.78%
  VIF Developing
  Leaders
  Portfolio--Initial
  Share Class               0.75%         0.06%         0.00%             0.81%                0.00%                 0.81%
  VIF Disciplined
  Stock
  Portfolio--Initial
  Share Class               0.75%         0.08%         0.00%             0.83%                0.00%                 0.83%
  VIF Growth and
  Income
  Portfolio--Initial
  Share Class               0.75%         0.05%         0.00%             0.80%                0.00%                 0.80%
  VIF International
  Equity
  Portfolio--Initial
  Share Class               0.75%         0.39%         0.00%             1.14%                0.00%                 1.14%
  Dreyfus Socially
  Responsible Growth
  Fund, Inc.--Service
  Share Class               0.75%         0.03%         0.25%             1.03%                0.00%                 1.03%

                                                                     TOTAL EXPENSES
                                                                         (BEFORE           TOTAL AMOUNT         TOTAL EXPENSES
                                                                       CONTRACTUAL        OF CONTRACTUAL      (AFTER CONTRACTUAL
                           ADVISORY       OTHER         12B-1        FEE WAIVERS AND      FEE WAIVER OR        FEE WAIVERS AND
INVESTMENT OPTION            FEE         EXPENSES        FEE         REIMBURSEMENTS)      REIMBURSEMENT        REIMBURSEMENTS)
EquiTrust Variable
Insurance Series Fund
  Blue Chip Portfolio       0.20%         0.11%         0.00%             0.31%                0.00%                 0.31%
  High Grade Bond
  Portfolio                 0.30%         0.16%         0.00%             0.46%                0.00%                 0.46%
  Managed Portfolio         0.45%         0.13%         0.00%             0.58%                0.00%                 0.58%
  Money Market
  Portfolio                 0.25%         0.27%         0.00%             0.52%                0.00%                 0.52%
  Strategic Yield
  Portfolio                 0.45%         0.16%         0.00%             0.61%                0.00%                 0.61%
  Value Growth
  Portfolio                 0.45%         0.14%         0.00%             0.59%                0.00%                 0.59%
Fidelity Variable
Insurance Products
Funds
  VIP Contrafund
  Portfolio--Initial
  Class                     0.58%         0.10%         0.00%             0.68%                0.00%                 0.68%(3)
  VIP Growth
  Portfolio--Initial
  Class                     0.58%         0.09%         0.00%             0.67%                0.00%                 0.67%(3)
  VIP Growth & Income
  Portfolio--Initial
  Class                     0.48%         0.11%         0.00%             0.59%                0.00%                 0.59%(3)
  VIP High Income
  Portfolio--Service
  Class 2                   0.58%         0.14%         0.25%             0.97%                0.00%                 0.97%
  VIP Index 500
  Portfolio--Initial
  Class                     0.24%         0.09%         0.00%             0.33%                0.00%                 0.33%(4)
  VIP Mid Cap
  Portfolio--Service
  Class 2                   0.58%         0.12%         0.25%             0.95%                0.00%                 0.95%(3)
  VIP Overseas
  Portfolio--Initial
  Class                     0.73%         0.17%         0.00%             0.90%                0.00%                 0.90%(3)

                                                                     TOTAL EXPENSES
                                                                         (BEFORE           TOTAL AMOUNT         TOTAL EXPENSES
                                                                       CONTRACTUAL        OF CONTRACTUAL      (AFTER CONTRACTUAL
                           ADVISORY       OTHER         12B-1        FEE WAIVERS AND      FEE WAIVER OR        FEE WAIVERS AND
INVESTMENT OPTION            FEE         EXPENSES        FEE         REIMBURSEMENTS)      REIMBURSEMENT        REIMBURSEMENTS)
Franklin Templeton
  Franklin Real
  Estate Fund--Class
  2                         0.53%         0.04%         0.25%             0.82%                0.00%                 0.82%(5)(6)
  Franklin Small Cap
  Fund--Class 2             0.53%         0.31%         0.25%             1.09%                0.00%                 1.09%(6)(7)
  Franklin Small Cap
  Value Securities
  Fund--Class 2             0.59%         0.20%         0.25%             1.04%                0.00%                 1.04%(6)(7)
  Franklin U.S.
  Government
  Fund--Class 2             0.50%         0.04%         0.25%             0.79%                0.00%                 0.79%(5)(6)
  Mutual Shares
  Securities
  Fund--Class 2             0.60%         0.21%         0.25%             1.06%                0.00%                 1.06%(6)(7)
  Templeton Growth
  Securities
  Fund--Class 2             0.81%         0.06%         0.25%             1.12%                0.00%                 1.12%(5)(6)
J.P. Morgan Series
Trust II
  JPMorgan Mid Cap
  Value Portfolio           0.70%         1.99%         0.00%             2.69%                1.44%                 1.25%(8)
  JPMorgan Small
  Company Portfolio         0.60%         0.56%         0.00%             1.16%                0.01%                 1.15%(8)
Summit Pinnacle
Series
  Nasdaq-100 Index
  Portfolio                 0.35%         0.76%         0.00%             1.11%                0.46%                 0.65%(9)
  Russell 2000 Small
  Cap Index Portfolio       0.35%         0.98%         0.00%             1.33%                0.58%                 0.75%(9)
  S&P MidCap 400
  Index Portfolio           0.30%         0.51%         0.00%             0.81%                0.21%                 0.60%(9)

                                                                     TOTAL EXPENSES
                                                                         (BEFORE           TOTAL AMOUNT         TOTAL EXPENSES
                                                                       CONTRACTUAL        OF CONTRACTUAL      (AFTER CONTRACTUAL
                           ADVISORY       OTHER         12B-1        FEE WAIVERS AND      FEE WAIVER OR        FEE WAIVERS AND
INVESTMENT OPTION            FEE         EXPENSES        FEE         REIMBURSEMENTS)      REIMBURSEMENT        REIMBURSEMENTS)
T. Rowe Price Equity
Series, Inc.
  Equity Income
  Portfolio                 0.85%         0.00%         0.00%             0.85%                0.00%                 0.85%(10)
  Mid-Cap Growth
  Portfolio                 0.85%         0.00%         0.00%             0.85%                0.00%                 0.85%(10)
  New America Growth
  Portfolio                 0.85%         0.00%         0.00%             0.85%                0.00%                 0.85%(10)
  Personal Strategy
  Balanced Portfolio        0.90%         0.00%         0.00%             0.90%                0.00%                 0.90%(10)
T. Rowe Price
International Series,
Inc.
  International Stock
  Portfolio                 1.05%         0.00%         0.00%             1.05%                0.00%                 1.05%(10)

(1) The manager provides the Fund with investment advisory and management services in exchange for a single, unified management fee. The agreement provides that all expenses of the Fund, except broker commissions, taxes, interest, fees and expenses of non-interested directors and extraordinary expenses will be paid by the manager.

(2) The Fund has a "stepped" fee schedule. As a result, the Fund's management fee rate decreases as the Fund's assets increase.

(3) Total expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. Including these reductions, total expenses would have been: Contrafund Portfolio 0.64%, Growth Portfolio 0.61%, Growth & Income Portfolio 0.58%, Mid Cap Portfolio 0.88% and Overseas Portfolio 0.86%.

(4) The Fund's manager has voluntarily agreed to reimburse the class's expenses if they exceed 0.28%. Including this reimbursement, the management fee, other expenses and total expenses were 0.24%, 0.04 and 0.28%, respectively. This arrangement may be discontinued by the Fund's manager at any time.

(5) The Fund administration fee is paid indirectly through the management fee.

(6) The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.


(7) For the Franklin Small Cap Fund, Franklin Small Cap Value Securities Fund and Mutual Shares Securities Fund, the manager had agreed in advance to make estimated reductions of 0.05%, 0.03% and 0.01%, respectively, of their fees to reflect reduced services resulting from the Funds' investment in a Franklin Templeton Money Fund. These reductions are required by the Funds' Board of Trustees and an order of the Securities and Exchange Commission. Including these reductions, total expenses presented in the preceding table would have been 1.04%, 1.01% and 1.05%, respectively.



(8) JPMorgan Chase Bank, an affiliate of J.P. Morgan, has agreed to reimburse certain expenses if they exceed a certain level. In addition, other service providers of the Mid Cap Value Portfolio may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time. Including these reimbursements, total expenses would have been 1.00% for the Mid Cap Value Portfolio.



(9) The Fund's adviser has agreed to pay other expenses, other than the advisory fee, to the extent they exceed 0.30% of the Nasdaq-100 Index and MidCap 400 Index Portfolios and 0.40% of the Russell 2000 Small Cap Index Portfolio.



(10) Total Annual Investment Option expenses are an all-inclusive fee and pay for investment management services and ordinary, recurring operating expenses, but does not cover interest, taxes, brokerage, non-recurring and extraordinary items or fees and expenses for the portfolio's independent directors. The fee is based on fund average daily net assets and is calculated and accrued daily.

EXAMPLES

    The examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the annual administrative charge, mortality and expense risk fees, Investment Option fees and expenses, and the Incremental Death Benefit Rider charge.

    Each example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year.

    EXAMPLE 1

    The first example immediately below assumes the maximum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables and that you have elected the Incremental Death Benefit Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

    1. If you surrender your Contract at the end of the applicable time period:


 1 YEAR     3 YEARS    5 YEARS   10 YEARS
 $1,181     $1,894     $2,680     $4,841



    2. If you annuitize at the end of the applicable time period and elect fixed annuity payment option B or D:



 1 YEAR     3 YEARS    5 YEARS   10 YEARS
 $1,002     $1,360     $1,799     $3,166



    3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity payment options A or C, or a variable annuity payment option:



 1 YEAR     3 YEARS    5 YEARS   10 YEARS
  $287       $880      $1,499     $3,166


    EXAMPLE 2

    The second example immediately below assumes the minimum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables and that you have elected the Incremental Death Benefit Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

    1. If you surrender your Contract at the end of the applicable time period:


 1 YEAR     3 YEARS    5 YEARS   10 YEARS
  $962      $1,237     $1,592     $2,746



    2. If you annuitize at the end of the applicable time period and elect fixed annuity payment option B or D:



 1 YEAR     3 YEARS    5 YEARS   10 YEARS
  $779       $662       $595       $579

    3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity payment options A or C, or a variable annuity payment option:



 1 YEAR     3 YEARS    5 YEARS   10 YEARS
   $47       $148       $258       $579


    EXAMPLE 3

    The third example immediately below assumes the maximum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables and that you DID NOT ELECT the Incremental Death Benefit Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

    1. If you surrender your Contract at the end of the applicable time period:


 1 YEAR     3 YEARS    5 YEARS   10 YEARS
 $1,167     $1,854     $2,616     $4,724



    2. If you annuitize at the end of the applicable time period and elect fixed annuity payment option B or D:



 1 YEAR     3 YEARS    5 YEARS   10 YEARS
  $987      $1,313     $1,720     $2,999



    3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity payment options A or C, or a variable annuity payment option:



 1 YEAR     3 YEARS    5 YEARS   10 YEARS
  $272       $835      $1,425     $3,022


    EXAMPLE 4

    The fourth example immediately below assumes the minimum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables and that you DID NOT ELECT the Incremental Death Benefit Rider. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

    1. If you surrender your Contract at the end of the applicable time period:


 1 YEAR     3 YEARS    5 YEARS   10 YEARS
  $948      $1,194     $1,519     $2,595



    2. If you annuitize at the end of the applicable time period and elect fixed annuity payment option B or D:



 1 YEAR     3 YEARS    5 YEARS   10 YEARS
  $765       $616       $514       $393



    3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity payment options A or C, or a variable annuity payment option:



 1 YEAR     3 YEARS    5 YEARS   10 YEARS
   $32       $100       $174       $393



CONDENSED FINANCIAL INFORMATION



    Please refer to APPENDIX B for accumulation unit information for each Subaccount.

--------------------------------------------------------------------------------

SUMMARY OF THE CONTRACT
--------------------------------------------------------------------------------

  ISSUANCE OF A CONTRACT. The Contract is a nonparticipating variable annuity contract with a maximum issue age of 90 for Annuitants (see "DESCRIPTION OF ANNUITY CONTRACT--Issuance of a Contract"). See "DISTRIBUTION OF THE CONTRACT" for information on compensation of persons selling the Contracts. The Contracts are:

    - "nonparticipating" because you do not share in the Company's surplus or profits, and

    - "variable" because, to the extent Accumulated Value is attributable to the Account, Accumulated Value will increase and decrease based on the investment performance of the Investment Options corresponding to the Subaccounts to which you allocate your premiums.

  FREE-LOOK PERIOD. You have the right to return the Contract within 30 days after you receive it (see "DESCRIPTION OF ANNUITY CONTRACT--Free-Look Period"). If you return the Contract, it will become void and you will receive either the greater of:

    -   premiums paid, or

    - the Accumulated Value on the date we receive the returned Contract at our Home Office, plus administrative charges and any other charges deducted under the Contract.

  PREMIUMS. The minimum initial premium amount the Company accepts is $1,000. (We may waive the minimum initial premium amount for certain Qualified Contracts.) You may make subsequent premium payments (minimum $50 each) at any time. (See "DESCRIPTION OF ANNUITY CONTRACT--Premiums.") Premiums greater than $1,000,000 are subject to Company approval.

  ALLOCATION OF PREMIUMS. You can allocate premiums to one or more Subaccounts, the Declared Interest Option, or both (see "DESCRIPTION OF ANNUITY CONTRACT--Allocation of Premiums").

    - The Company will allocate the initial premium to the Money Market Subaccount for 10 days from the Contract Date.

    - At the end of that period, the Company will allocate those monies among the Subaccounts and the Declared Interest Option according to the instructions in your application.

  TRANSFERS. You may transfer monies in a Subaccount or the Declared Interest Option to another Subaccount or the Declared Interest Option on or before the Retirement Date (see "DESCRIPTION OF ANNUITY CONTRACT--Transfer Privilege").

    - The mimimum amount of each transfer is $100 or the entire amount in the Subaccount or Declared Interest Option, if less.

    - Transfers from the Declared Interest Option may be for no more than 25% of the Accumulated Value in that option. If the Accumulated Value in the Declared Interest Option after the transfer is less than $1,000, you may transfer the entire amount.

    - The Company waives fees for the first twelve transfers during a Contract Year.

    - The Company may assess a transfer processing fee of $10 for the 13th and each subsequent transfer during a Contract Year. (This charge is guaranteed not to exceed $25.)


  PARTIAL WITHDRAWAL. You may withdraw part of the Accumulated Value upon Written Notice at any time before the Retirement Date (see "DESCRIPTION OF ANNUITY CONTRACT--Partial Withdrawals and Surrenders--PARTIAL WITHDRAWALS"). Certain partial withdrawals may be subject to a surrender charge (see "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--CHARGE FOR PARTIAL WITHDRAWAL OR SURRENDER"). A partial withdrawal may have tax consequences and may be restricted under certain Qualified Contracts. (See "FEDERAL TAX MATTERS.")

  SURRENDER. You may surrender your Contract upon Written Notice on or before the Retirement Date (see "DESCRIPTION OF ANNUITY CONTRACT--Partial Withdrawals and Surrenders--SURRENDER"). A surrender may have tax consequences and may be restricted under certain Qualified Contracts. (See "FEDERAL TAX MATTERS.")


  DEATH BENEFIT. We will pay a death benefit if the Annuitant dies prior to the Retirement Date. If the Annuitant's age on the Contract Date was less than 76, the death benefit will be determined as of the date we receive Due Proof of Death and is equal to the greatest of:

    (1) the sum of premiums paid, less the sum of all partial withdrawal reductions (including applicable surrender charges);

    (2)  the Accumulated Value; or

    (3)  the Performance Enhanced Death Benefit (PEDB) amount.

    If the Annuitant's age on the Contract Date was 76 or older, the death benefit equals the greater of (1) and (2) above.


    See "DESCRIPTION OF ANNUITY CONTRACT--Death Benefit Before the Retirement Date--DEATH OF AN ANNUITANT" for descriptions of the Performance Enhanced Death Benefit and partial withdrawal reductions.


CHARGES AND DEDUCTIONS

  Your Contract will be assessed the following charges and deductions:

  SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE). We apply a charge if you make a partial withdrawal from or surrender your Contract during the first six Contract Years (see "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--CHARGE FOR PARTIAL WITHDRAWAL OR SURRENDER").


                CONTRACT YEAR IN WHICH                  CHARGE AS A PERCENTAGE
                  WITHDRAWAL OCCURS                      OF AMOUNT WITHDRAWN
1                                                                  7%
2                                                                  6
3                                                                  5
4                                                                  4
5                                                                  3
6                                                                  2
7 and after                                                        0


  In each Contract Year after the first Contract Year, you may withdraw a maximum of 10% of the Accumulated Value without incurring a surrender charge. (See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--AMOUNTS NOT SUBJECT TO SURRENDER CHARGE.")

  We reserve the right to waive the surrender charge as provided in the Contract. (See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--WAIVER OF SURRENDER CHARGE.")

  ANNUAL ADMINISTRATIVE CHARGE. We deduct an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Retirement Date (see "CHARGES AND DEDUCTIONS--Annual Administrative Charge"). (This charge is guaranteed not to exceed $45.) We currently waive this charge:

    -   with an initial premium payment of $50,000 or greater, or

    -   if the Accumulated Value is $50,000 or greater on your Contract
        Anniversary.

  We may terminate this waiver at any time.

  TRANSFER PROCESSING FEE. We may assess a $10 transfer processing fee for the 13th and each subsequent transfer in a Contract Year. (This charge is guaranteed not to exceed $25.)

  MORTALITY AND EXPENSE RISK CHARGE. We apply a daily mortality and expense risk charge, calculated at an annual rate of 1.25% (approximately 0.86% for mortality risk and 0.39% for expense risk) (see "CHARGES AND
  DEDUCTIONS--Mortality and Expense Risk Charge").

  INCREMENTAL DEATH BENEFIT RIDER. We currently apply a charge for the Incremental Death Benefit Rider at an annual rate of 0.15% of Accumulated Value. We deduct the charge on each Contract Anniversary. (This charge is guaranteed not to exceed 0.30% of Accumulated Value.) See "CHARGES AND DEDUCTIONS -- Incremental Death Benefit Rider."


  INVESTMENT OPTION EXPENSES. The assets of the Account will reflect the investment advisory fee and other operating expenses incurred by each Investment Option. The table beginning on page 7 titled "Annual Investment Option Operating Expenses" lists these fees.


ANNUITY PROVISIONS

  On your Retirement Date, you may choose to have the Accumulated Value distributed to you as follows:

    -   under a payment option, or

    -   in a lump sum (see "PAYMENT OPTIONS").

FEDERAL TAX MATTERS


  The Contract's earnings are generally not taxed until you take a distribution. If you are under age 59 1/2 when you take a distribution, the earnings may also be subject to a penalty tax. Different tax consequences apply to distributions from Qualified Contracts. (See "FEDERAL TAX MATTERS.")

--------------------------------------------------------------------------------

THE COMPANY, ACCOUNT AND INVESTMENT OPTIONS
--------------------------------------------------------------------------------

FARM BUREAU LIFE INSURANCE COMPANY


    The Company was incorporated on October 30, 1944 as a stock life insurance company in the State of Iowa and is principally engaged in the offering of life insurance policies and annuity contracts. One hundred percent of our outstanding voting shares are owned by FBL Financial Group, Inc., of which Iowa Farm Bureau Federation owned 56.30% of the outstanding voting stock at December 31, 2002. We are admitted to do business in 18 states: Arizona, Colorado, Idaho, Iowa, Kansas, Minnesota, Montana, Nebraska, Nevada, New Mexico, North Dakota, Oklahoma, Oregon, South Dakota, Utah, Washington, Wisconsin and Wyoming. Our Home Office is at 5400 University Avenue, West Des Moines, Iowa 50266.

--------------------------------------------------------------------------------

IOWA FARM BUREAU FEDERATION

    Iowa Farm Bureau Federation is an Iowa not-for-profit corporation, the members of which are country Farm Bureau organizations and their individual members. Iowa Farm Bureau Federation is primarily engaged, through various divisions and subsidiaries, in the formulation, analysis and promotion of programs (at local, state, national and international levels) that are designed to foster the educational, social and economic advancement of its members. The principal offices of Iowa Farm Bureau Federation are at 5400 University Avenue, West Des Moines, Iowa 50266.
--------------------------------------------------------------------------------

IMSA

    The Company is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA members subscribe to a set of ethical standards involving the sales and service of individually sold life insurance and annuities. As a member of IMSA, the Company may use the IMSA logo and language in advertisements.
--------------------------------------------------------------------------------

FARM BUREAU LIFE ANNUITY ACCOUNT

    On July 26, 1993, we established the Account pursuant to the laws of the State of Iowa. The Account:

        -   will receive and invest premiums paid to it under the Contract;

        - will receive and invest premiums for other variable annuity contracts we issue;

        - is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Account, us or the Funds.

    We own the Account's assets. However, we cannot charge the Account with liabilities arising out of any other business we may conduct. The Account's assets are available to cover the general liabilities of the Company only to the extent that the Account's assets exceed its liabilities. We may transfer assets which exceed these reserves and liabilities to our General Account. All obligations arising under the Contracts are general corporate obligations of the Company.
--------------------------------------------------------------------------------

INVESTMENT OPTIONS


    There are currently 37 Subaccounts available under the Account, each of which invests exclusively in shares of a single corresponding Investment Option. Each of the Investment Options was formed as an investment vehicle for insurance company separate accounts. Each Investment Option has its own investment objectives and separately determines the income and losses for that Investment Option. While you may be invested in up to sixteen Investment Options at any one time, including the

    Declared Interest Option, each premium payment you submit may be directed to a maximum of 10 Investment Options, including the Declared Interest Option.


    The investment objectives and policies of certain Investment Options are similar to the investment objectives and policies of other portfolios that the same investment adviser, investment sub-adviser or manager may manage. The investment results of the Investment Options, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Investment Options will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser, investment sub-adviser or manager.

    We have summarized below the investment objectives and policies of each Investment Option. There is no assurance that any Investment Option will achieve its stated objectives. You should also read the prospectus for each Investment Option, which must accompany or precede this Prospectus, for more detailed information, including a description of risks and expenses.


AMERICAN CENTURY. American Century Investment Management, Inc. is the investment adviser to the Funds.

PORTFOLIO                              INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
VP Ultra-Registered Trademark- Fund    -  This Fund seeks long-term capital growth. The Fund
                                          pursues this objective by investing in common stocks of
                                          large companies with earnings and revenue that are not
                                          only growing, but growing at a successively faster, or
                                          accelerating pace.
VP Vista Fund                          -  This Fund seeks long-term capital growth. The Fund
                                          pursues this objective by investing in common stocks of
                                          medium-sized and smaller companies which will increase in
                                          value over time.



DREYFUS. The Dreyfus Corporation serves as the investment adviser to the Dreyfus Variable Investment Fund and the Dreyfus Socially Responsible Growth Fund. Fayez Sarofim and Co. serves as the investment sub-adviser to the Dreyfus Variable Investment Fund: Appreciation Portfolio and Newton Capital Management Limited serves as the investment sub-adviser to the Dreyfus Variable Investment Fund:
International Equity Portfolio.



PORTFOLIO                              INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
Dreyfus Variable Investment Fund:      -  This Portfolio primarily seeks long-term capital growth,
Appreciation Portfolio--Initial Share     consistent with the preservation of capital; current
Class                                     income is a secondary investment objective. The Portfolio
                                          invests in common stocks focusing on blue chip companies
                                          with total market values of more than $5 billion at the
                                          time of purchase, including multi-national companies.
Dreyfus Variable Investment Fund:      -  This Portfolio seeks to maximize capital appreciation. To
Developing Leaders Portfolio--Initial     pursue this goal, under normal circumstances, the
Share Class                               Portfolio invests primarily in small cap companies. Small
                                          Cap companies are defined as those with total market
                                          values of less than $2 billion at the time of purchase.
                                          The Portfolio seeks companies characterized by new or
                                          innovative products, services or processes having the
                                          potential to enhance earnings or revenue growth.

PORTFOLIO                              INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
Dreyfus Variable Investment Fund:      -  This Portfolio seeks to provide investment returns
Disciplined Stock Portfolio--Initial      (consists of capital appreciation and income) that are
Share Class                               greater than the total return of stocks, as represented
                                          by the Standard & Poor's 500 Composite Stock Price Index.
                                          The Portfolio normally invests at least 80% of its assets
                                          in stocks chosen through a disciplined investment process
                                          to create a blended portfolio of growth and value stocks.
Dreyfus Variable Investment Fund:      -  This Portfolio seeks to provide long-term capital growth,
Growth and Income Portfolio--Initial      current income and growth of income, consistent with
Share Class                               reasonable investment risk. To pursue this goal, the
                                          Portfolio invests in stocks, bonds and money market
                                          instruments of domestic and foreign issuers.
Dreyfus Variable Investment Fund:      -  This Portfolio seeks capital growth. To pursue this goal,
International                             the Portfolio invests in growth stocks of foreign
EquityPortfolio--Initial Share Class      companies. Normally, the Portfolio invests at least 80%
                                          of its assets in stocks, including common stocks and
                                          convertible securities, including those issued in initial
                                          public offerings.
Dreyfus Socially Responsible Growth    -  This Fund seeks to provide capital growth; current income
Fund, Inc.--Service Share Class           is a secondary goal. This Fund normally invests at least
                                          80% of its assets in the common stocks of companies that
                                          meet, in the opinion of fund management, traditional
                                          investment standards and conduct their business in a
                                          manner that contributes to the enhancement of the quality
                                          of life in America.


EQUITRUST VARIABLE INSURANCE SERIES FUND. EquiTrust Investment Management Services, Inc. is the investment adviser to the Portfolios.

PORTFOLIO                              INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
Blue Chip Portfolio                    -  This Portfolio seeks growth of capital and income. The
                                          Portfolio pursues this objective by investing at least
                                          80% of its net assets in equity securities of
                                          well-capitalized, established companies.
High Grade Bond Portfolio              -  This Portfolio seeks as high a level of current income as is consistent with an investment in a diversified
                                          portfolio of high grade income-bearing debt securities.
                                          The Portfolio will pursue this objective by investing at
                                          least 80% of its net assets in debt securities rated AAA,
                                          AA or A by Standard & Poor's or Aaa, Aa or A by Moody's
                                          Investors Service, Inc. and in securities issued or
                                          guaranteed by the United States government or its
                                          agencies or instrumentalities.
Managed Portfolio                      -  This Portfolio seeks the highest level of total return
                                          through income and capital appreciation. The Portfolio
                                          pursues this objective through a fully managed investment
                                          policy consisting of investment in the following three
                                          market sectors: (i) common stocks and other equity
                                          securities; (ii) high grade debt securities and preferred
                                          stocks of the type in which the High Grade Bond Portfolio
                                          may invest; and (iii) money market instruments of the
                                          type in which the Money Market Portfolio may invest.

PORTFOLIO                              INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
Money Market Portfolio                 -  This Portfolio seeks maximum current income consistent
                                          with liquidity and stability of principal. The Portfolio
                                          will pursue this objective by investing in high quality
                                          short-term money market instruments. AN INVESTMENT IN THE
                                          MONEY MARKET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED
                                          BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY
                                          GOVERNMENT AGENCY. THERE CAN BE NO ASSURANCE THAT THE
                                          PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET
                                          VALUE OF $1.00 PER SHARE. DURING EXTENDED PERIODS OF LOW
                                          INTEREST RATES, THE YIELD OF A MONEY MARKET SUBACCOUNT
                                          MAY ALSO BECOME EXTREMELY LOW AND POSSIBLY NEGATIVE.
Strategic Yield Portfolio              -  This Portfolio seeks as a primary objective, as high a
                                          level of current income as is consistent with investment
                                          in a diversified portfolio of lower-rated,
                                          higher-yielding income-bearing securities. As a secondary
                                          objective, the Portfolio seeks capital appreciation when
                                          consistent with its primary objective. The Portfolio
                                          pursues these objectives by investing primarily in debt
                                          and income-bearing securities rated Baa or lower by
                                          Moody's Investors Service, Inc. and/or BBB or lower by
                                          Standard & Poor's, or in unrated securities of comparable
                                          quality (i.e., junk bonds). AN INVESTMENT IN THIS
                                          PORTFOLIO MAY ENTAIL GREATER THAN ORDINARY FINANCIAL
                                          RISK. (See the Fund prospectus "HIGHER RISK SECURITIES
                                          AND INVESTMENT STRATEGIES--Lower-Rated Debt Securities.")
Value Growth Portfolio                 -  This Portfolio seeks long-term capital appreciation. The
                                          Portfolio pursues this objective by investing primarily
                                          in equity securities of companies that the investment
                                          adviser believes have a potential to earn a high return
                                          on capital and/or in equity securities that the
                                          investment adviser believes are undervalued by the
                                          marketplace. Such equity securities may include common
                                          stock, preferred stock and securities convertible or
                                          exchangeable into common stock.



FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS. Fidelity Management & Research Company serves as the investment adviser to these Portfolios.



PORTFOLIO                              INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
Fidelity VIP Contrafund Portfolio      -  This Portfolio seeks long-term capital appreciation. The
                                          Portfolio nomally invests primarily in common stocks and
                                          securities convertible into common stock, but it has the
                                          flexibility to invest in other types of securities. The
                                          Portfolio invests in securities of companies whose value
                                          the adviser believes is not fully recognized by the
                                          public.
Fidelity VIP Growth Portfolio          -  This Portfolio seeks capital appreciation. The Portfolio invests primarily in common stocks, however, it is not
                                          restricted to any one type of security and may pursue
                                          capital appreciation through the purchase of bonds and
                                          preferred stocks. The Portfolio does not place any
                                          emphasis on dividend income from its investments, except
                                          when the adviser believes this income will have a
                                          favorable influence on the market value of the security.
                                          Growth may be measured by factors such as earnings or
                                          gross sales.

PORTFOLIO                              INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
Fidelity VIP Growth & Income           -  This Portfolio seeks high total return through a
Portfolio                                 combination of current income and capital appreciation.
                                          The Portfolio expects to invest the majority of its
                                          assets in domestic and foreign equity securities, with a
                                          focus on those that pay current dividends and show
                                          potential earnings growth. However, the Portfolio may buy
                                          debt securities as well as equity securities that are not
                                          currently paying dividends, but offer prospects for
                                          capital appreciation or future income.
Fidelity VIP High Income Portfolio     -  This Portfolio seeks a high level of current income,
                                          while also considering growth of capital. The Portfolio
                                          normally invests primarily in income-producing debt
                                          securities, preferred stocks and convertible securities,
                                          with an emphasis on lower-quality debt securities.
Fidelity VIP Index 500 Portfolio       -  This Portfolio seeks to provide investment results that correspond to the total return of a broad range of common
                                          stocks publicly traded in the United States. To achieve
                                          this objective, the Portfolio attempts to duplicate the
                                          composition and total return of the S&P 500.
Fidelity VIP Mid Cap Portfolio         -  This Portfolio seeks long-term growth of capital. The
                                          Portfolio normally invests at least 80% of its total
                                          assets in securities of companies with medium market
                                          capitalizations. The investment adviser invests primarily
                                          in common stocks.
Fidelity VIP Overseas Portfolio        -  This Portfolio seeks long-term growth of capital.
                                          Normally, at least 80% of the Portfolio's total assets
                                          will be invested in foreign securities. The Portfolio may
                                          also invest in U.S. issuers. The Portfolio defines
                                          foreign securities as securities of issuers whose
                                          principal activities are located outside the United
                                          States.



FRANKLIN TEMPLETON. Franklin Advisers, Inc. serves as the investment adviser to the Franklin Real Estate, Small Cap and U.S. Government Funds; Franklin Advisory Services, LLC serves as the investment adviser to the Franklin Small Cap Value Securities Fund; Franklin Mutual Advisers, LLC serves as the investment adviser to the Mutual Shares Securities Fund; and Templeton Global Advisors Limited serves as the investment adviser to the Templeton Growth Securities Fund.



PORTFOLIO                              INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
Franklin Real Estate Fund              -  This Fund seeks capital appreciation with current income as a secondary goal. The Fund normally invests at least
                                          80% of its net assets in investments of companies
                                          operating in the real estate sector. The Fund invests
                                          primarily in equity real estate investment trusts
                                          (REITs).
Franklin Small Cap Fund                -  This Fund seeks long-term capital growth. The Fund
                                          normally invests at least 80% of its net assets in
                                          investments of small capitalization companies. For this
                                          Fund, small cap companies are those with market
                                          capitalization values not exceeding: (i) $1.5 billion; or
                                          (ii) the highest market capitalization value in the
                                          Russell 2000-Registered Trademark- Index; whichever is
                                          greater at the time of purchase.

PORTFOLIO                              INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
Franklin Small Cap Value Securities    -  This Fund seeks long-term total return. The Fund normally
Fund                                      invests at least 80% of its net assets in investments of
                                          small capitalization companies. For this Fund, small cap
                                          companies are those with market cap values not exceeding
                                          $2.5 billion at the time of purchase. The Fund's manager
                                          invests in small companies that it believes are
                                          undervalued.
Franklin U.S. Government Fund          -  This Fund seeks income. The Fund normally invests at
                                          least 80% of its net assets in U.S. government
                                          securities, primarily fixed and variable rate
                                          mortgage-backed securities, a substantial portion of
                                          which is in Ginnie Maes.
Mutual Shares Securities Fund          -  This Fund seeks capital appreciation with income as a
                                          secondary objective. The Fund normally invests mainly in
                                          U.S. equity securities that the Fund's manager believes
                                          are available at market prices less than their intrinsic
                                          value on certain recognized or objective criteria,
                                          including undervalued stocks, restructuring companies and
                                          distressed companies.
Templeton Growth Securities Fund       -  This Fund seeks long-term capital growth. The Fund
                                          normally invests mainly in equity securities of companies
                                          located anywhere in the world, including those in the
                                          U.S. and in emerging markets.


J.P. MORGAN SERIES TRUST II. J.P. Morgan Investment Management Inc. serves as the investment adviser to the Portfolios.


PORTFOLIO                              INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
JPMorgan Mid Cap Value Portfolio       -  This Portfolio seeks growth from capital appreciation by investing at least 80% of the value of its assets in a
                                          broad portfolio of common stocks of companies with market
                                          capitalizations of $1 billion to $20 billion at the time
                                          of purchase.
JPMorgan Small Company Portfolio       -  This Portfolio seeks to provide high total return by
                                          investing at least 80% of the value of its assets in
                                          small U.S. companies whose market capitalizations are
                                          equal to those within the universe of the S&P SmallCap
                                          600 Index stocks.


SUMMIT PINNACLE SERIES OF SUMMIT MUTUAL FUNDS, INC. Summit Investment Partners, Inc. serves as the investment adviser to the Portfolios.


PORTFOLIO                              INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
Nasdaq-100 Index Portfolio             -  This Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as
                                          represented by the Nasdaq-100 Index. The Portfolio will
                                          attempt to achieve, in both rising and falling markets, a
                                          correlation of at least 95% between the total return of
                                          its net assets before expenses and the total return of
                                          the Nasdaq-100 Index.

PORTFOLIO                              INVESTMENT OBJECTIVE
Russell 2000 Small Cap Index           -  This Portfolio seeks investment results that correspond
Portfolio                                 to the investment performance of U.S. common stocks, as
                                          represented by the Russell 2000 Index. The Portfolio will
                                          attempt to achieve, in both rising and falling markets, a
                                          correlation of at least 95% between the total return of
                                          its net assets before expenses and the total return of
                                          the Russell 2000 Index.
S&P MidCap 400 Index Portfolio         -  This Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as
                                          represented by the S&P MidCap 400 Index. The Portfolio
                                          will attempt to achieve, in both rising and falling
                                          markets, a correlation of at least 95% between the total
                                          return of its net assets before expenses and the total
                                          return of the S&P MidCap 400 Index.

T. ROWE PRICE EQUITY SERIES, INC. T. Rowe Price Associates, Inc. is the investment adviser to the Portfolios.

PORTFOLIO                              INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
Equity Income Portfolio                -  This Portfolio seeks to provide substantial dividend
                                          income and long-term capital appreciation by investing
                                          primarily in dividend-paying common stocks of established
                                          companies considered by the adviser to have favorable
                                          prospects for both increasing dividends and capital
                                          appreciation.
Mid-Cap Growth Portfolio               -  This Portfolio seeks to provide long-term capital
                                          appreciation by investing primarily in mid-cap stocks
                                          with the potential for above-average earnings growth. The
                                          investment adviser defines mid-cap companies as those
                                          whose market capitalization falls within the range of
                                          companies in either the Standard & Poor's Mid-Cap
                                          400 Index or the Russell Mid-Cap Growth Index.
New America Growth Portfolio           -  This Portfolio seeks to provide long-term growth of
                                          capital by investing primarily in the common stocks of
                                          companies operating in sectors the investment adviser
                                          believes will be the fastest growing in the U.S.
                                          Fast-growing companies can be found across an array of
                                          industries in today's "new America".
Personal Strategy Balanced Portfolio   -  This Portfolio seeks the highest total return over time consistent with an emphasis on both capital appreciation
                                          and income. The Portfolio pursues its objective by
                                          investing in a diversified portfolio typically consisting
                                          of approximately 60% stocks, 30% bonds and 10% money
                                          market securities.

T. ROWE PRICE INTERNATIONAL SERIES, INC. T. Rowe Price International, Inc. is the investment adviser to the Portfolio.

PORTFOLIO                              INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS
International Stock Portfolio          -  This Portfolio seeks to provide capital appreciation
                                          through investments primarily in established companies
                                          based outside the United States.

    The Funds currently sell shares: (a) to the Account as well as to separate accounts of insurance companies that may or may not be affiliated with the Company or each other; and (b) to separate accounts to serve as the underlying investment for both variable insurance policies and variable annuity contracts. We currently do not foresee any disadvantages to Owners arising from the sale of shares to support variable annuity contracts and variable life insurance policies, or from shares being sold to separate accounts of insurance companies that may or may not be affiliated with the Company. However, we will monitor events in order to identify any material irreconcilable conflicts that might possibly arise. In that event, we would determine what action, if any, should be taken in response to the conflict. In addition, if we believe that a Fund's response to any of those events or conflicts insufficiently protects Owners, we will take appropriate action on our own, which may include withdrawing the Account's investment in that Fund. (See the Fund prospectuses for more detail.)

    We may receive different amounts of compensation from an investment adviser, distributor and/or affiliate(s) of one or more of the Funds based upon an annual percentage of the average assets we hold in the Investment Options. These amounts, which may vary by adviser, distributor and/or Fund affiliate(s), are intended to compensate us for administrative and other services we provide to the Funds and/or affiliate(s) and may be significant. EquiTrust Marketing Services, LLC, the principal underwriter of the Contracts, may receive 12b-1 fees deducted from certain portfolio assets attributable to the Contract for providing distribution and shareholder support services to some Investment Options.

    Each Fund is registered with the SEC as an open-end, diversified management investment company. Such registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC.
--------------------------------------------------------------------------------

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

    We reserve the right, subject to compliance with applicable law, to make additions to, deletions from or substitutions for the shares that are held in the Account or that the Account may purchase. We reserve the right to eliminate the shares of any Investment Option and to substitute any shares of another Investment Option. We also may substitute shares of funds with fees and expenses that are different from the Funds. We will not substitute any shares attributable to your interest in a Subaccount without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.

    We also reserve the right to establish additional subaccounts of the Account, each of which would invest in a new Investment Option, or in shares of another investment company with a specified investment objective. We may limit the availability of any new Investment Option to certain classes of purchasers. We may establish new subaccounts when, in our sole discretion, marketing needs or investment conditions warrant, and we will make any new subaccounts available to existing Owners on a basis we determine. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, regulatory requirements or investment conditions warrant.

    In the event of any such substitution, deletion or change, we may make appropriate changes in this and other contracts to reflect such substitution, deletion or change. If you allocated all or a portion of your premiums to any of the current Subaccounts that are being substituted for or deleted, you may surrender the portion of the Accumulated Value funded by such Subaccount without paying the associated surrender charge. You may also transfer the portion of the Accumulated Value affected without paying a transfer charge.

    If we deem it to be in the best interest of persons having voting rights under the Contracts, we may:

        - operate the Account as a management investment company under the 1940 Act,

        - deregister the Account under that Act in the event such registration is no longer required, or

        -   combine the Account with our other separate accounts.

    In addition, we may, when permitted by law, restrict or eliminate your voting rights under the Contract.

--------------------------------------------------------------------------------

DESCRIPTION OF ANNUITY CONTRACT
--------------------------------------------------------------------------------

ISSUANCE OF A CONTRACT


    You must complete an application in order to purchase a Contract, which can be obtained through a licensed representative of the Company, who is also a registered representative of EquiTrust Marketing Services, LLC ("EquiTrust Marketing"), a broker-dealer having a selling agreement with EquiTrust Marketing or a broker-dealer having a selling agreement with such broker-dealer. Your Contract Date will be the date the properly completed application is received at our Home Office. See "DESCRIPTION OF ANNUITY CONTRACT--Allocation of Premiums" for our procedures upon receipt of an incomplete application. (If this date is the 29th, 30th or 31st of any month, the Contract Date will be the 28th of such month.) The Company sells Qualified Contracts for retirement plans that qualify for special federal tax treatment under the Code, and also sells Non-Qualified Contracts. IRAs and other retirement plans that qualify for special federal tax treatment already have the tax-deferral feature found in the Contract; therefore, you should consider whether the features and benefits unique to the Contract are appropriate for your needs prior to purchasing a Qualified Contract. We apply a maximum issue age of 90 for Annuitants.


    Although we do not anticipate delays in our receipt and processing of applications, premium payments or transaction requests, we may experience such delays to the extent registered representatives fail to forward applications, premium payments and transaction requests to our Home Office on a timely basis.
--------------------------------------------------------------------------------

PREMIUMS

    The minimum initial premium amount the Company will accept is $1,000. (We may waive the minimum initial premium amount for certain Qualified Contracts.) You may make mimimum subsequent premium payments of $50 or more at any time during the Annuitant's lifetime and before the Retirement Date. Premiums greater than $1,000,000 are subject to Company approval.

    You may elect to receive premium reminder notices based on annual, semi-annual or quarterly payments. You may change the amount of the premium and frequency of the notice at any time. Also, under the Automatic Payment Plan, you can elect a monthly payment schedule for premium payments to be automatically deducted from a bank account or other source. Your Contract will not necessarily lapse even if additional premiums are not paid. You should forward all premium payments to our Home Office.


    If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to provide additional information about your account to government regulators.

--------------------------------------------------------------------------------

FREE-LOOK PERIOD

    We provide for an initial "free-look" period during which time you have the right to return the Contract within 30 days after you receive it. If you return the Contract, it will become void and you will receive the greater of:

        -   premiums paid, or

        - the Accumulated Value on the date we receive the returned Contract at our Home Office, plus administrative charges and any other charges deducted from the Account.

--------------------------------------------------------------------------------

ALLOCATION OF PREMIUMS

    Upon receipt at our Home Office of your properly completed Contract application and initial premium payment, we will allocate the initial premium to the Money Market Subaccount. If your application is not properly completed, we reserve the right to retain your initial premium for up to five business days while we attempt to complete the application. At the end of this 5-day period, if the application is not complete, we will inform you of the reason for the delay and we will return the initial premium immediately, unless you specifically provide us your consent to retain the premium until the application is complete.


    You may be invested in up to sixteen Investment Options at any one time, including the Declared Interest Option; however, each premium payment you submit may be directed to a maximum of 10 Investment Options, including the Declared Interest Option. (You must invest a minimum of 10% in each Investment Option. All percentages must be in whole numbers.)


        - Notwithstanding your allocation instructions, we will allocate the initial premium to the Money Market Subaccount for 10 days from the Contract Date. We will also allocate any additional premiums received during this 10-day period to the Money Market Subaccount.

        - At the end of that period, we will allocate those monies among the Subaccounts and the Declared Interest Option according to the instructions in your application.


        - We will allocate subsequent premiums in the same manner at the end of the Valuation Period when we receive them at our Home Office, unless the allocation percentages are changed.



        - You may change your allocation instructions at any time by sending Written Notice to our Home Office. If you change your allocation percentages, we will allocate subsequent premium payments in accordance with the allocation instructions in effect. Changing your allocation instructions will not alter the allocation of your existing Accumulated Values among the Subaccounts or the Declared Interest Option.


        - You may, however, direct individual payments to a specific Subaccount, the Declared Interest Option, or any combination thereof, without changing the existing allocation instructions.

    Because the Accumulated Values in each Subaccount will vary with that Subaccount's investment performance, you bear the entire investment risk for amounts allocated to the Subaccount. You should periodically review your premium allocation schedule in light of market conditions and your overall financial objectives.
--------------------------------------------------------------------------------

VARIABLE ACCUMULATED VALUE

    The variable accumulated value of your Contract will reflect the investment performance of your selected Subaccounts, any premiums paid, surrenders or partial withdrawals, transfers and charges assessed. The Company does not guarantee a minimum variable accumulated value, and, because your Contract's variable accumulated value on any future date depends upon a number of variables, it cannot be predetermined.


    CALCULATION OF VARIABLE ACCUMULATED VALUE. Your Contract's variable accumulated value is determined at the end of each Valuation Period and is the aggregate of the values in each of the Subaccounts under your Contract. These values are determined by multiplying each Subaccount's unit value by the number of units allocated to that Subaccount.



    DETERMINATION OF NUMBER OF UNITS. The amounts allocated to your selected Subaccounts are converted into Subaccount units. The number of units credited to each Subacount in your Contract is calculated at the end of the Valuation Period by dividing the dollar amount allocated by the unit value for that

    Subaccount. At the end of the Valuation Period, we will increase the number of units in each Subaccount by:


        -   any premiums paid, and

        - any amounts transferred from another Subaccount or the Declared Interest Option.

    We will decrease the number of units in each Subaccount by:

        -   any amounts withdrawn,

        -   applicable charges assessed, and

        - any amounts transferred to another Subaccount or the Declared Interest Option.


    DETERMINATION OF UNIT VALUE. We have set the unit value for each Subaccount's first Valuation Period at $10. We calculate the unit value for a Subaccount for each subsequent Valuation Period by dividing (a) by
    (b) where:


          (a) is the net result of:


                  1. the value of the net assets in the Subaccount at the end of the preceding Valuation Period; plus



                  2. the investment income and capital gains, realized or unrealized, credited to the Subaccount during the current Valuation Period; minus



                  3. the capital losses, realized or unrealized, charged against the Subaccount during the current Valuation Period; minus



                  4. any amount charged for taxes or any amount set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Subaccount; minus



                  5. the daily amount charged for mortality and expense risks for each day of the current Valuation Period.



          (b) is the number of units outstanding at the end of the preceding Valuation Period.

--------------------------------------------------------------------------------

TRANSFER PRIVILEGE


    You may transfer monies in a Subaccount or the Declared Interest Option to another Subaccount or the Declared Interest Option on or before the Retirement Date. We will process all transfers based on the net asset value next determined after we receive your signed written request at our Home Office.


        - The minimum amount of each transfer is $100 or the entire amount in that Subaccount or Declared Interest Option, if less.

        - Transfers from the Declared Interest Option may be for no more than 25% of the Accumulated Value in that option.

        - If a transfer would reduce the Accumulated Value in the Declared Interest Option below $1,000, you may transfer the entire amount in that option.

        - The Company waives the transfer processing fee for the first twelve transfers during a Contract Year.

        - The Company may assess a transfer processing fee of $10 for the 13th and each subsequent transfer during a Contract Year. (This charge is guaranteed not to exceed $25.)

        - We allow an unlimited number of transfers among or between the Subaccounts or the Declared Interest Option. (See "DECLARED INTEREST OPTION--Transfers from Declared Interest Option.")

    All transfer requests received in a Valuation Period will be considered to be one transfer, regardless of the Subaccounts or Declared Interest Option affected. We will deduct the transfer processing fee on a pro-rata basis from the Subaccounts or Declared Interest Option to which the transfer is made unless it is paid in cash.


    You may also transfer monies via telephone request if you selected this option on your initial application or have provided us with proper authorization. We reserve the right to suspend telephone transfer privileges at any time.

    We will employ reasonable procedures to confirm that telephone instructions are genuine. We are not liable for any loss, damage or expense from complying with telephone instructions we reasonably believe to be authentic.

    CAUTION: Telephone transfer privileges may not always be available. Telephone systems, whether yours, your service provider's or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make a written request to our Home Office.
--------------------------------------------------------------------------------

PARTIAL WITHDRAWALS AND SURRENDERS


    PARTIAL WITHDRAWALS. You may withdraw part of the Accumulated Value upon Written Notice at any time before the Retirement Date.


        -   The minimum amount which you may partially withdraw is $500.

        - If your partial withdrawal reduces your Accumulated Value to less than $2,000, it may be treated as a full surrender of the Contract.

    We will process your partial withdrawal based on the net asset value next determined after we receive your written request at our Home Office. In each Contract Year after the first Contract Year, you may withdraw a maximum of 10% of the Accumulated Value without incurring a surrender charge. Any applicable surrender charge will be deducted from your Accumulated Value. (See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)--AMOUNTS NOT SUBJECT TO SURRENDER CHARGE.")

    You may specify the amount of the partial withdrawal to be made from selected Subaccounts or the Declared Interest Option. If you do not so specify, or if the amount in the designated Subaccount(s) or Declared Interest Option is insufficient to comply with your request, we will make the partial withdrawal from each Subaccount or the Declared Interest Option based on the proportion that these values bear to the total Accumulated Value on the date we receive your request at our Home Office.

    Should your partial withdrawal result in a full surrender of your Contract, we will contact you or your registered representative, prior to processing, to explain the consequences of the withdrawal and confirm your written request. If we are unable to contact you or you instruct us to process the partial withdrawal, we will pay the Net Accumulated Value within seven days of our receipt of your original written request at our Home Office.


    SURRENDER. You may surrender your Contract upon Written Notice on or before the Retirement Date. We will determine your Net Accumulated Value based on the net asset value next determined after we receive your written request and your Contract at our Home Office. You may choose to have the Net Accumulated Value distributed to you as follows:


        -   under a payment option, or

        -   in a lump sum.

    FACSIMILE REQUESTS. You may request a partial withdrawal from or surrender of your Contract via facsimile.



        - Facsimile requests must be directed to 1-515-226-6844 at our Home Office. We are not liable for the timely processing of any misrouted facsimile request.



        - A request must identify your name and account number. We may require your address or social security number be provided for verification purposes.



        - We will compare your signature to your original Contract application. If there is any question as to the validity of the signature, we may require a signature guarantee or notarization be provided.



        - Upon satisfactory receipt of transaction instructions, your partial withdrawal or surrender will be effective as of the end of the Valuation Period during which we receive the request at our Home Office.



        - A separate confirmation letter will be sent to you upon completion of the transaction. If your request is accompanied by a change of address or is received within 30 days of a prior address change, we will send a confirmation letter to both the old and new addresses.



        - We will employ reasonable procedures to confirm that facsimile requests are genuine. We are not liable for any loss, damage or expense from complying with facsimile requests we reasonably believe to be authentic.



           CAUTION: Facsimile privileges may not always be available. Telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should submit a written request to our Home Office. We are not liable for any processing delays related to a failure of the telephone system.



        - We reserve the right to deny any transaction request made by facsimile.



    We may terminate this privilege at any time.


    SURRENDER AND PARTIAL WITHDRAWAL RESTRICTIONS. Your right to make partial withdrawals and surrenders is subject to any restrictions imposed by applicable law or employee benefit plan. You may realize adverse federal income tax consequences, including a penalty tax, upon utilization of these features. See "FEDERAL TAX MATTERS--Taxation of Annuities" and "--Taxation of Qualified Contracts."
--------------------------------------------------------------------------------

TRANSFER AND WITHDRAWAL OPTIONS


    You may elect the following options on your initial application or at a later date by completing the applicable request form and returning it to our Home Office. The options selected will remain in effect until we receive a written termination request from you at our Home Office.


    AUTOMATIC REBALANCING. We offer an asset rebalancing program under which we will automatically transfer amounts annually to maintain a particular percentage allocation among the Subaccounts and the Declared Interest Option. The asset rebalancing program automatically reallocates the Accumulated Value in the Subaccounts and the Declared Interest Option at the end of each Contract Year to match your Contract's then-effective premium allocation instructions. The asset rebalancing program will transfer Accumulated Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value (or not increased as much). The asset rebalancing program does not guarantee gains, nor does it assure that any Subaccount will not have losses.

        - Under the asset rebalancing program, the maximum number of Investment Options which you may select at any one time is ten, including the Declared Interest Option.

        - Rebalancing will occur on the fifth Business Day of the month following your Contract Anniversary.

        - This feature is free and is not considered in the twelve free transfers during a Contract Year.

        - This feature cannot be utilized in combination with the dollar cost averaging program.

    DOLLAR COST AVERAGING. You may elect to participate in a dollar cost averaging program. Dollar Cost Averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your premium into the Subaccounts or Declared Interest Option over a period of time. This allows you to potentially reduce the risk of investing most of your premium into the Subaccounts at a time when prices are high. We do not assure the success of this strategy. Implementation of the dollar cost averaging program does not guarantee profits, nor protect you against losses. You should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high.

    To participate in the dollar cost averaging program, you must place at least $1,200 in a single "source account." Each month, we will automatically transfer equal amounts from the source account to your designated "target accounts."

        -   The minimum amount of each transfer is $100.

        - Under the dollar cost averaging program, the maximum number of Investment Options which you may select at any one time is ten, including the Declared Interest Option.

        - You select the date to implement this program which will occur on the same date each month, or on the next Business Day.

        - We will terminate this option when monies in the source account are inadequate, or upon receipt of a written request at our Home Office.

        - This feature is considered in the twelve free transfers during a Contract Year. All transfers made on the same date count as one transfer.

        - This feature is free and cannot be utilized in combination with the automatic rebalancing or systematic withdrawal programs.

    SYSTEMATIC WITHDRAWALS. You may elect to receive automatic partial withdrawals.

        - You specify the amount of the partial withdrawals to be made from selected Subaccounts or the Declared Interest Option.

        - You specify the allocation of the withdrawals among the Subaccounts and Declared Interest Option, and the frequency (monthly, quarterly, semi-annually or annually).


        -   The minimum amount which you may withdraw is $100.


        - The maximum amount which you may withdraw is that which would leave the remaining Accumulated Value equal to $2,000.

        - After the first Contract Year, you may annually withdraw a maximum of 10% of Accumulated Value without incurring a surrender charge. See "CHARGES AND DEDUCTIONS -- Surrender Charge (Contingent Deferred Sales Charge)--AMOUNTS NOT SUBJECT TO SURRENDER CHARGE."

        - Withdrawals in excess of 10% of Accumulated Value as of the most recent Contract Anniversary are subject to a surrender charge.

        - Distributions will take place on the same date each month as the Contract Date or on the next Business Day.

        - You may change the amount and frequency upon written request to our Home Office.

        - This feature cannot be utilized in combination with the dollar cost averaging program.

    We may terminate the Automatic Rebalancing, Dollar Cost Averaging and Systematic Withdrawal privileges at any time.
--------------------------------------------------------------------------------

DEATH BENEFIT BEFORE THE RETIREMENT DATE

    DEATH OF OWNER. If an Owner dies prior to the Retirement Date, any surviving Owner becomes the sole Owner. If the sole surviving Owner or the sole new Owner is the spouse of the deceased Owner, he or she may continue the Contract as the new Owner. If the deceased Owner was also the Annuitant, then the provisions relating to the death of an Annuitant (described below) will govern.

    The surviving Owners or new Owners are afforded the following options:

    If the surviving Owner or the new Owner is not the spouse of the deceased
    Owner:

        (a) the Beneficiary may elect to receive the Net Accumulated Value in a single sum within 5 years of the deceased Owner's death, or

        (b) the Beneficiary may elect to receive the Net Accumulated Value paid out under one of the annuity payment options, with payments beginning within one year after the date of the Owner's death and with payments being made over the lifetime of the Beneficiary, or over a period that does not exceed the life expectancy of the Beneficiary.

    Under either of these options, surviving Owners or new Owners may exercise all ownership rights and privileges from the date of the deceased Owner's death until the date that the Net Accumulated Value is paid.

    Other rules may apply to a Qualified Contract.

    DEATH OF AN ANNUITANT. If the Annuitant dies prior to the Retirement Date, we will pay the death benefit under the Contract to the Beneficiary. In the case of a single Beneficiary, the death benefit will be determined as of the date we receive Due Proof of Death. If the death benefit is payable to more than one Beneficiary, the amount of the death benefit will be determined for the first Beneficiary to submit instructions for the distribution of proceeds as of the date we receive Due Proof of Death. Proceeds payable to any other Beneficiary will remain unpaid until distribution instructions are received from the Beneficiary. Therefore, proceeds payable to Beneficiaries other than the first Beneficiary to submit instructions for the distribution of proceeds may be subject to fluctuations in market value. If there is no surviving Beneficiary, we will pay the death benefit to the Owner or the Owner's estate.

    If the Annuitant's age on the Contract Date was less than 76, we will determine the death benefit as of the date we receive Due Proof of Death and the death benefit will equal the greatest of:

        - the sum of the premiums paid, less the sum of all partial withdrawl reductions (defined below) (including applicable surrender charges);

        -   the Accumulated Value; or

        -   the Performance Enhanced Death Benefit (PEDB) amount.


    On dates we calculate the PEDB amount, the PEDB amount will be based on the Accumulated Value under the Contract. We may reduce the PEDB amount by the amount of any partial withdrawal reduction. The PEDB amount will be equal to zero on the Contract Date if we have not received your initial premium payment. At the time you make your initial premium payment, the PEDB amount will equal the initial premium payment. We calculate the PEDB amount:
    (1) on each Contract Anniversary; (2) at the time you make a premium payment or partial withdrawal; and (3) on the Annuitant's date of death. After your initial premium payment, the PEDB amount on each calculation date will equal the greater of: (1) the PEDB amount last calculated less any partial withdrawal reductions; or (2) the then current Accumulated Value.

    We will continue to recalculate the PEDB amount on each Contract Anniversary until the Contract Anniversary immediately prior to the Annuitant's 91st birthday. All subsequent PEDB amounts will be recalculated for additional premium payments or partial withdrawals only.

    If the Annuitant's age on the Contract Date was 76 or older, the Death Benefit will be determined as of the date we receive Due Proof of Death and is equal to the greater of:

        - the sum of the premiums paid, less the sum of all partial withdrawal reductions (including applicable surrender charges), or

        -   the Accumulated Value.

    A partial withdrawal reduction is defined as (a) times (b) divided by (c) where:

          (a) is the death benefit immediately prior to withdrawal;

          (b) is the amount of the partial withdrawal (including applicable surrender charges); and

          (c) is the Accumulated Value immediately prior to withdrawal.

    We will pay the death benefit to the Beneficiary in a lump sum within 5 years of the Annuitant's death unless the Owner or Beneficiary elects a payment option. We do not pay a death benefit if the Annuitant dies after the Retirement Date.

    If the Annuitant who is also an Owner dies, the provisions described immediately above apply except that the Beneficiary may only apply the death benefit payment to an annuity payment option if:

        - payments under the option begin within 1 year of the Annuitant's death, and

        - payments under the option are payable over the Beneficiary's life or over a period not greater than the Beneficiary's life expectancy.

    If the Owner's spouse is the designated Beneficiary, the Contract may be continued with such surviving spouse as the new Owner.

    Other rules may apply to a Qualified Contract.


    INCREMENTAL DEATH BENEFIT RIDER. The Incremental Death Benefit Rider provides a death benefit that is in addition to the death benefit payable under your Contract. (This rider may not be available in all states. A registered representative can provide information on the availability of this rider.) If you elect this rider, we will deduct 0.15% of your Contract's Accumulated Value on each Contract Anniversary (see "CHARGES AND DEDUCTIONS -- Incremental Death Benefit Rider"). (This charge is guaranteed not exceed 0.30% of Accumulated Value.) This rider may not be available under certain Qualified Contracts.



    If the Annuitant's age on the Contract Date is less than 65, the Incremental Death Benefit Rider, on the date we receive Due Proof of Death, will be equal to 40% of a) minus b), where:


          (a) is the Accumulated Value; and

          (b) is the sum of all premium payments less the sum of all partial withdrawal reductions (described above).

    The Incremental Death Benefit cannot exceed 50% of (b) and will never be less than zero.

    This rider does not guarantee that any amounts under the rider will become payable at death. Market declines that result in the Accumulated Value being less than the premium payments received minus any partial withdrawal reductions will result in no Incremental Death Benefit being paid.

    The following example demonstrates how the Incremental Death Benefit works. It is based on HYPOTHETICAL values and is not reflective of past or future performance of the Investment Options in the Contract.


                        TOTAL
                       PREMIUMS   ACCUMULATED                               INCREMENTAL
DATE                     PAID        VALUE        GAIN     DEATH BENEFIT   DEATH BENEFIT
5/1/2004               $100,000    $100,000     $      0      $100,000        $     0
5/1/2024               $100,000    $450,000     $350,000      $450,000        $50,000



    If we receive Due Proof of Death on May 1, 2024, and there were no partial withdrawals made prior to the Annuitant's death, the Incremental Death Benefit will equal $50,000. This amount is determined by multiplying the gain in the Contract ($350,000) by 40%, which is $140,000; however, because the Incremental Death Benefit cannot exceed 50% of the total premiums paid ($100,000), the Incremental Death Benefit in this example is $50,000.

--------------------------------------------------------------------------------

PROCEEDS ON THE RETIREMENT DATE

    You select the Retirement Date. For Non-Qualified Contracts, the Retirement Date may not be after the later of the Annuitant's age 80 or 10 years after the Contract Date. For Qualified Contracts, the Retirement Date must be no later than the Annuitant's age 70 1/2 or such other date as meets the requirements of the Code.

    On the Retirement Date, we will apply the proceeds attributable to the Declared Interest Option under a life income fixed annuity payment option with ten years guaranteed and the proceeds attributable to the Subaccounts under a life income variable annuity with payments guaranteed for ten years, unless you choose to have the proceeds paid under another option or in a lump sum. (See "PAYMENTS OPTIONS.") If a payment option is elected, we will apply the Accumulated Value less any applicable surrender charge. If a lump sum payment is chosen, we will pay the Net Accumulated Value on the Retirement Date.

    If the Annuitant dies before 120 payments have been received, we will make any remaining payments to the Beneficiary. There is no death benefit payable if the Annuitant dies after the Retirement Date.

    You may change the Retirement Date at any time before distribution payments begin, subject to these limitations:


        - we must receive a Written Notice at the Home Office at least 30 days before the current Retirement Date;



        - the requested Retirement Date must be a date that is at least 30 days after receipt of the Written Notice; and


        - the requested Retirement Date must be no later than the Annuitant's 99th birthday or any earlier date required by law.
--------------------------------------------------------------------------------

PAYMENTS

    We will usually pay any surrender, partial withdrawal or death benefit within seven days of receipt of a written request at our Home Office. We also require any information or documentation necessary to process the request, and in the case of a death benefit, we must receive Due Proof of Death. We may postpone payments if:

        - the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC;

        - the SEC permits by an order the postponement for the protection of Owners; or

        - the SEC determines that an emergency exists that would make the disposal of securities held in the Account or the determination of the value of the Account's net assets not reasonably practicable.

    If you have submitted a recent check or draft, we have the right to delay payment until we are assured that the check or draft has been honored.

    We have the right to defer payment of any surrender, partial withdrawal or transfer from the Declared Interest Option for up to six months. If payment has not been made within 30 days after receipt of all required documentation, or such shorter period as necessitated by a particular jurisdiction, we will add interest at the rate of 3% (or a higher rate if required by a particular state) to the amount paid from the date all documentation was received.


    If mandated under applicable law, we may be required to block an Owner's account and thereby refuse to pay any request for transfers, partial withdrawals, surrenders or death benefits until instructions are received from the appropriate regulator. We may be required to provide additional information about your account to government regulators.

--------------------------------------------------------------------------------


ABUSIVE TRADING PRACTICES



    We do not permit excessive trading or market timing activities. Such practices can disrupt the management strategies of the Investment Options and increase expenses, which are borne by all Owners. We reserve the right to reject excessive transfers or purchases by market timers if the trade would disrupt the management of the Account or any Investment Option. In addition, we may suspend or modify transfer privileges at any time to prevent market timing efforts that could disadvantage other Owners. These modifications may include, but are not limited to, requiring a minimum time period between each transfer or limiting the dollar amount that an Owner may transfer at any one time.

--------------------------------------------------------------------------------


ELECTRONIC TRANSACTIONS



    You are entitled to change the allocation of your Subaccount selection or transfer monies among the Subaccounts electronically, to the extent available. We cannot guarantee that you will always be able to reach us to complete an electronic transaction; for example, our website may be busy during certain periods, such as periods of substantial market fluctuations or other drastic economic or market change, or the internet may be out of service during severe weather conditions or other emergencies. If you are experiencing problems, you should send Written Notice to our Home Office. Transaction instructions will be effective as of the end of the Valuation Period during which we receive the request at our Home Office. We will provide you confirmation of each electronic transaction.



    We have established procedures reasonably designed to confirm that instructions communicated electronically are genuine. These procedures may require any person requesting an electronic transaction to provide certain personal identification upon our request. We reserve the right to deny any transaction request made electronically. You are authorizing us to accept and to act upon instructions received electronically with respect to your Contract, and you agree that, so long as we comply with our procedures, neither we, any of our affiliates, nor the Fund, or any of their trustees or officers will be liable for any loss, liability, cost or expense (including attorney's fees) in connection with requests that we believe to be genuine. This policy means that provided we comply with our procedures, you will bear the risk of loss arising out of the electronic transaction privileges of your Contract.

--------------------------------------------------------------------------------

MODIFICATION

    You may modify your Contract only if one of our officers agrees in writing to such modification.

    Upon notification to you, we may modify your Contract if:

        - necessary to make your Contract or the Account comply with any law or regulation issued by a governmental agency to which the Company is subject;

        - necessary to assure continued qualification of your Contract under the Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

        -   necessary to reflect a change in the operation of the Account; or

        - the modification provides additional Subaccount and/or fixed accumulation options.

    We will make the appropriate endorsement to your Contract in the event of most such modifications.
--------------------------------------------------------------------------------

REPORTS TO OWNERS

    We will mail to you, at least annually, a report containing the Accumulated Value of your Contract (reflecting each Subaccount and the Declared Interest Option), premiums paid, withdrawals taken and charges deducted since your last report, and any other information required by any applicable law or regulation.
--------------------------------------------------------------------------------

INQUIRIES

    You may contact the Company in writing at our Home Office if you have any questions regarding your Contract.

--------------------------------------------------------------------------------

THE DECLARED INTEREST OPTION
--------------------------------------------------------------------------------

    You may allocate some or all of your premium payments, and transfer some or all of your Accumulated Value, to the Declared Interest Option, which is part of the General Account and pays interest at declared rates guaranteed for each Contract Year (subject to a minimum guaranteed interest rate of 3%).


    IN COMPLIANCE WITH SPECIFIC STATE INSURANCE REGULATIONS, THE DECLARED INTEREST OPTION IS NOT AVAILABLE IN THE STATE OF UTAH.


    The Declared Interest Option has not been, and is not required to be, registered with the SEC under the Securities Act of 1933 (the "1933 Act"), and neither the Declared Interest Option nor the Company's General Account has been registered as an investment company under the 1940 Act. Therefore, neither the Company's General Account, the Declared Interest Option, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to these accounts, which are included in this Prospectus, are for your information and have not been reviewed by the SEC. However, such disclosures may be subject to certain generally applicable provisions of Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

    The portion of your Accumulated Value allocated to the Declared Interest Option (the "Declared Interest Option accumulated value") will be credited with rates of interest, as described below. Since the Declared Interest Option is part of the General Account, we assume the risk of investment gain or loss on this amount. All assets in the General Account are subject to the Company's general liabilities from business operations.
--------------------------------------------------------------------------------

MINIMUM GUARANTEED AND CURRENT INTEREST RATES

    The Declared Interest Option accumulated value is guaranteed to accumulate at a minimum effective annual interest rate of 3%. While we intend to credit the Declared Interest Option accumulated value with current rates in excess of the minimum guarantee, we are not obligated to do so. These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates, and any interest credited on your amounts in the Declared Interest Option in excess of the minimum guaranteed rate will be determined in the sole discretion of the Company.

    You, therefore, assume the risk that interest credited may not exceed the guaranteed rate. We may vary the interest rate we credit on the amount of your Declared Interest Option accumulated value.

    Occasionally, we establish new current interest rates for the Declared Interest Option. The rate applicable to your Contract is the rate in effect on your most recent Contract Anniversary. This rate will remain unchanged until your next Contract Anniversary (i.e., for your entire Contract Year). During each Contract Year, your entire Declared Interest Option accumulated value (including amounts allocated or transferred to the Declared Interest Option during the year) is credited with the interest rate in effect for that period and becomes part of your Declared Interest Option accumulated value.

    We reserve the right to change the method of crediting interest, provided that such changes do not have the effect of reducing the guaranteed interest rate below 3% per annum, or shorten the period for which the current interest rate applies to less than a Contract Year.

    CALCULATION OF DECLARED INTEREST OPTION ACCUMULATED VALUE. The Declared Interest Option accumulated value is equal to:

        - amounts allocated and transferred to the Declared Interest Option, plus

        -   interest credited, less

        -   amounts deducted, transferred or withdrawn.
--------------------------------------------------------------------------------

TRANSFERS FROM DECLARED INTEREST OPTION


    You may make an unlimited number of transfers from the Declared Interest Option to any or all of the Subaccounts in each Contract Year. The amount you transfer at one time may not exceed 25% of the Declared Interest Option accumulated value on the date of transfer. However, if the balance after the transfer would be less than $1,000, you may transfer the entire amount. We process transfers from the Declared Interest Option on a last-in-first-out basis.


--------------------------------------------------------------------------------

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

    CHARGE FOR PARTIAL WITHDRAWAL OR SURRENDER. We apply a charge if you make a partial withdrawal from or surrender your Contract during the first six Contract Years.


                CONTRACT YEAR IN WHICH                  CHARGE AS PERCENTAGE OF
                  WITHDRAWAL OCCURS                        AMOUNT WITHDRAWN
1                                                                   7%
2                                                                   6
3                                                                   5
4                                                                   4
5                                                                   3
6                                                                   2
7 and after                                                         0


    If surrender charges are not sufficient to cover sales expenses, the loss will be borne by the Company; conversely, if the amount of such charges proves more than enough, the Company will retain the excess. In no event will the total surrender charges assessed under a Contract exceed 9% of the total premiums paid under that Contract.

    If the Contract is being surrendered, the surrender charge is deducted from the Accumulated Value in determining the Net Accumulated Value. For a partial withdrawal, the surrender charge may, at the election of the Owner, be deducted from the Accumulated Value remaining after the amount requested is withdrawn or be deducted from the amount of the withdrawal requested.

    AMOUNTS NOT SUBJECT TO SURRENDER CHARGE. In each Contract Year after the first Contract Year, you may withdraw a maximum of 10% of the Accumulated Value without incurring a surrender charge (the "10% withdrawal privilege"). Under the 10% withdrawal privilege, you may receive up to 10% of the Accumulated Value through a single or multiple withdrawals in a Contract Year. For purposes of determining the amount available during a Contract Year, we calculate the percentage of the Accumulated Value each withdrawal represents on the date the request is processed. You may not carry over any unused portion of the 10% withdrawal privilege to any subsequent Contract Year.


    SURRENDER CHARGE AT THE RETIREMENT DATE. We may assess a surrender charge against your Accumulated Value at the Retirement Date. We do not apply a surrender charge if you elect to receive fixed annuity payment option A or C or a variable annuity payment option. If you elect fixed annuity payments under payment options B or D, we add the fixed number of years for which payments will be made under the payment option to the number of Contract Years since the Contract Date to determine the Contract Year in which the surrender occurs for purposes of determining the charge that would apply based on the Table of Surrender Charges.


    WAIVER OF SURRENDER CHARGE. You may make a partial withdrawal or surrender under the Contract without incurring a surrender charge after the first Contract Year if the Annuitant is terminally ill (as defined in your Contract), stays in a qualified nursing center for 90 days, or is totally disabled. Surrender charges will be waived if you are required to satisfy minimum distribution requirements in accordance with the Code. We must receive written notification, before the Retirement Date, at our Home Office in order to activate this waiver.
--------------------------------------------------------------------------------

ANNUAL ADMINISTRATIVE CHARGE

    We currently apply an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Retirement Date. (This charge is guaranteed not to exceed $45.) We deduct this charge from your Accumulated Value and use it to reimburse us for administrative expenses relating to your Contract. We will make the withdrawal from each Subaccount and the Declared Interest Option based on the proportion that each Subaccount's value bears to the total Accumulated Value. We do not assess this charge during the annuity payment period.

    We currently waive the annual administrative charge:

        -   with an initial premium payment of $50,000 or greater, or

        - if the Accumulated Value is $50,000 or greater on your Contract Anniversary.

    We may terminate this waiver at any time.
--------------------------------------------------------------------------------

TRANSFER PROCESSING FEE

    We waive the transfer processing fee for the first twelve transfers during a Contract Year, but may assess a charge of $10 for the thirteenth and each subsequent transfer in a Contract Year. We will deduct this fee on a pro-rata basis from the Subaccounts or Declared Interest Option to which the transfer is made unless it is paid in cash. We may realize a profit from this fee. (This charge is guaranteed not to exceed $25.)

--------------------------------------------------------------------------------

MORTALITY AND EXPENSE RISK CHARGE

    We apply a daily mortality and expense risk charge at an annual rate of 1.25% (daily rate of 0.0034035%) (approximately 0.86% for mortality risk and 0.39% for expense risk). This charge is used to compensate the Company for assuming mortality and expense risks.

    The mortality risk we assume is that Annuitants may live for a longer period of time than estimated when the guarantees in the Contract were established. Through these guarantees, each payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk also includes a guarantee to pay a death benefit if the Owner/Annuitant dies before the Retirement Date. The expense risk we assume is that the annual administrative and transfer processing fees may be insufficient to cover actual future expenses.

    We may realize a profit from this charge and we may use such profit for any lawful purpose including paying distribution expenses.
--------------------------------------------------------------------------------

INCREMENTAL DEATH BENEFIT RIDER


    We currently apply a charge for the Incremental Death Benefit Rider at an annual rate of 0.15% of Accumulated Value. We deduct the charge on each Contract Anniversary. (This charge is guaranteed not to exceed 0.30% of Accumulated Value.) We deduct this charge from each Subaccount and/or Declared Interest Option based on each Investment Option's proportional amount of Accumulated Value.

--------------------------------------------------------------------------------

INVESTMENT OPTION EXPENSES

    The assets of the Account will reflect the investment advisory fee and other operating expenses incurred by each Investment Option. (See the Expense Tables in this Prospectus and the accompanying Investment Option prospectuses.)
--------------------------------------------------------------------------------

PREMIUM TAXES

    Currently, we do not charge for premium taxes levied by various states and other governmental entities on annuity contracts issued by insurance companies. These taxes range up to 3.5% and are subject to change. We reserve the right, however, to deduct such taxes from Accumulated Value.
--------------------------------------------------------------------------------

OTHER TAXES

    Currently, we do not charge for any federal, state or local taxes incurred by the Company which may be attributable to the Account or the Contracts. We reserve the right, however, to make such a charge in the future.

--------------------------------------------------------------------------------

PAYMENT OPTIONS
--------------------------------------------------------------------------------


    The accumulation phase of your Contract ends on the Retirement Date you select (see "DESCRIPTION OF ANNUITY CONTRACT--Proceeds on the Retirement Date"). At that time, your proceeds will be applied under a payment option, unless you elect to receive this amount in a single sum. Should you not elect a payment option on the Retirement Date, proceeds attributable to the Declared Interest Option will be paid as a life income fixed annuity with payments guaranteed for ten years and proceeds attributable to the Subaccounts will be paid as a life income variable annuity with payments guaranteed for ten years. The proceeds are the amount we apply to a payment option. The amount of proceeds will equal either: (1) the Net Accumulated Value if you are surrendering your Contract; (2) the death benefit if the Annuitant dies; or (3) the amount of any partial withdrawal you apply to a payment option. Although tax consequences may vary depending on the payment option elected, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. Once the investment in the Contract has been fully received, however, the full amount of each annuity payment is subject to tax as ordinary income.



    Prior to the Retirement Date, you may elect to have your proceeds applied under a payment option, or a Beneficiary can have the death benefit applied under a payment option. In either case, the Contract must be surrendered for a lump sum payment to be made, or for a payment option agreement to be issued for the payment option. The payment option agreement will show the rights and benefits of the payee(s) under the payment option selected.


    You can choose whether to apply any portion of your proceeds to provide either fixed annuity payments, variable annuity payments, or a combination of both. If you elect to receive variable annuity payments, then you also must select the Subaccounts and/or Fixed Interest Option to which we will apply your proceeds.

    The annuity payment date is the date you select as of which we compute annuity payments. If you elect to receive variable annuity payments, the annuity payment date may not be the 29th, 30th or 31st day of any month. We compute the first annuity payment as of the initial annuity payment date you select. All subsequent annuity payments are computed as of annuity payment dates. These dates will be the same day of the month as the initial annuity payment date, or the first Business Day thereafter if the same day of a subsequent month as the initial annuity payment date is not a Business Day.

    Monthly annuity payments will be computed as of the same day each month as the initial annuity payment date. Quarterly annuity payments will be computed as of the same day in the 3rd, 6th, 9th, and 12th month following the initial annuity payment date and on the same days of such months in each successive year. Semi-annual annuity payment dates will be computed as of the same day in the 6th and 12th month following the initial annuity payment date and on the same days of such months in each successive year. Annual annuity payments will be computed as of the same day in each year as the initial annuity payment date. If you do not select a payment frequency, we will make monthly payments.
--------------------------------------------------------------------------------

DESCRIPTION OF PAYMENT OPTIONS

    Fixed Payment Options:

    OPTION A--PROCEEDS LEFT AT INTEREST. The proceeds are left with the Company to earn a set interest rate. The payee may elect to have the interest paid monthly, quarterly, semi-annually or annually. Under this option, the payee may withdraw part or all of the proceeds at any time.

    OPTION B--PAYMENT FOR A DESIGNATED NUMBER OF YEARS. The proceeds are paid in equal installments for a fixed number of years.

    OPTION C--PAYMENT OF LIFE INCOME. The proceeds are paid in equal amounts (at intervals elected by the payee) during the payee's lifetime with the guarantee that payments will be made for a specified number of years.

    OPTION D--PAYMENT OF A DESIGNATED AMOUNT. The proceeds are paid in equal installments (at intervals elected by the payee) for a specific amount and will continue until all the proceeds plus interest are exhausted.

    Variable Payment Options:

    OPTION I--PAYMENT OF LIFE INCOME. The proceeds are paid in varying amounts (at monthly, quarterly, semi-annual or annual intervals elected by the payee) during the payee's lifetime with the guarantee that payments will be made for a specified number of years.

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    OPTION II--PAYMENT OF JOINT AND SURVIVOR LIFE INCOME. The proceeds are paid in varying installments while one or both payees live.

    Alternate Payment Options:

    The Company may make available alternative payment options.
--------------------------------------------------------------------------------

ELECTION OF PAYMENT OPTIONS AND ANNUITY PAYMENTS

    While the Annuitant is living, you may elect, revoke or change a payment option at any time before the Retirement Date. Upon an Annuitant's death, if a payment option is not in effect or if payment will be made in one lump sum under an existing option, the Beneficiary may elect one of the options.


    We will initiate an election, revocation or change of a payment option upon receipt of your written request at the Home Office.


    We have provided a brief description of the available payment options above. The term "effective date" means the date as of which the proceeds are applied to a payment option. The term "payee" means a person who is entitled to receive payment under a payment option.

    FIXED ANNUITY PAYMENTS. Fixed annuity payments are periodic payments we make to the designated payee. The dollar amount of each payment does not change. We calculate the amount of each fixed annuity payment based on:

        -   the form and duration of the payment option chosen;

        -   the payee's age and sex;

        - the amount of proceeds applied to purchase the fixed annuity payments, and

        -   the applicable annuity purchase rates.

    We use a minimum annual interest rate of 3% to compute fixed annuity payments. We may, in our sole discretion, make fixed annuity payments based on a higher annual interest rate.


    We reserve the right to refuse the election of a payment option, and to make a lump sum payment to the payee if:



        (1)  the total proceeds would be less than $2,000;



        (2)  the amount of each payment would be less than $20; or



        (3) the payee is an assignee, estate, trustee, partnership, corporation, or association.



    Under Option A, the proceeds earn a set interest rate and the payee may elect to receive some or all of the interest in equal periodic payments. Under Option D, proceeds are paid in amounts and at intervals specified by the payee. For each other payment option, we determine the dollar amount of the first fixed annuity payment by multiplying the dollar amount of proceeds being applied to purchase fixed annuity payments by the annuity purchase rate for the selected payment option. Subsequent fixed annuity payments are of the same dollar amount unless we make payments based on an interest rate different from the interest rate we use to compute the first payment.


    By written request, the payee may make a full surrender of the payments remaining in fixed payment options A, B and D. We also allow partial withdrawals of the dollar amounts allocated to fixed payment options A and
    D. The surrender value is equal to the proceeds allocated to a fixed payment option plus any previously credited interest minus the amount of any annuity payments, partial withdrawals and applicable charges. We do not allow a full surrender or partial withdrawals under fixed payment option C.

    VARIABLE ANNUITY PAYMENTS. Variable annuity payments are periodic payments we make to the designated payee, the amount of which varies from one annuity payment date to the next as a function of the investment performance of the Subaccounts selected to support such payments. The

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    payee may elect to receive variable annuity payments only under Options I and II. We determine the dollar amount of the first variable annuity payment by multiplying the dollar amount of proceeds being applied to purchase variable annuity payments on the effective date by the annuity purchase rate for the selected payment option. Therefore, the dollar amount of the first variable annuity payment will depend on:

        -   the dollar amount of proceeds being applied to a payment option;

        -   the payment option selected;

        -   the age and sex of the Annuitant; and


        - the assumed interest rate used in the variable payment option tables (4% per year).


    We calculate the dollar amount of the initial variable annuity payment attributable to each Subaccount by multiplying the dollar amount of proceeds to be allocated to that Subaccount on the effective date by the annuity purchase rate for the selected payment option. The dollar value of the total initial variable annuity payment is equal to the sum of the payments attributable to each Subaccount.


    An "annuity unit" is a measuring unit we use to monitor the value of the variable annuity payments. We determine the number of annuity units attributable to a Subaccount by dividing the initial variable annuity payment attributable to that Subaccount by the annuity unit value (described below) for that Subaccount for the Valuation Period ending on the effective date or during which the effective date falls if no Valuation Period ends on such date. The number of annuity units attributable to each Subaccount remains constant unless there is a transfer of annuity units (see "VARIABLE PAYMENT OPTIONS--TRANSFER OF ANNUITY UNITS" below).


    We calculate the dollar amount of each subsequent variable annuity payment attributable to each Subaccount by multiplying the number of annuity units of that Subaccount by the annuity unit value for that Subaccount for the Valuation Period ending as of the annuity payment date. The dollar value of each subsequent variable annuity payment is equal to the sum of the payments attributable to each Subaccount.

    The annuity unit value of each Subaccount for its first Valuation Period was set at $1.00. The annuity unit value for each subsequent Valuation Period is equal to (a) multiplied by (b) multiplied by (c) where:

           (a) is the annuity unit value for the immediately preceding Valuation Period;

           (b) is the net investment factor for that Valuation Period (described below); and


           (c) is the daily assumed interest factor for each day in that Valuation Period. The assumed interest rate we use for variable annuity payment options is 4% per year. The daily assumed interest factor derived from an assumed interest rate of 4% per year is 0.999893.


    We calculate the net investment factor for each Subaccount for each Valuation Period by dividing (x) by (y) and subtracting (z) from the result where:

        (x) is the net result of:

           1. the value of the net assets in the Subaccount as of the end of the current Valuation Period; PLUS

           2. the amount of investment income and capital gains, realized or unrealized, credited to the net assets of the Subaccount during the current Valuation Period; MINUS

           3. the amount of capital losses, realized or unrealized, charged against the net assets of the Subaccount during the current Valuation Period; PLUS or MINUS

           4. any amount charged against or credited to the Subaccount for taxes, or any amount set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the Subaccount.

        (y) is the net asset value of the Subaccount for the immediately preceding Valuation Period

        (z) is the daily amount charged for mortality and expense risks for each day of the current Valuation Period.

    If the annualized net investment return of a Subaccount for an annuity payment period is equal to the assumed interest rate, then the variable annuity payment attributable to that Subaccount for that period will equal the payment for the prior period. If the annualized net investment return of a Subaccount for an annuity payment period exceeds the assumed interest rate, then the variable annuity payment attributable to that Subaccount for that period will be greater than the payment for the prior period. To the extent that such annualized net investment return is less than the assumed interest rate, the payment for that period will be less than the payment for the prior period.


    For variable annuity payments, we reserve the right to:



        (1) refuse the election of a payment option if total proceeds are less than $2,500;



        (2)  refuse to make payments of less than $50 each; or



        (3) make payments at less frequent intervals if payments will be less than $50 each.



    VARIABLE PAYMENT OPTIONS--TRANSFER OF ANNUITY UNITS. By making a written or telephone request to us at any time after the effective date, the payee may transfer the dollar value of a designated number of annuity units of a particular Subaccount for an equivalent dollar amount of annuity units of another Subaccount. The transfer request will take effect as of the end of the Valuation Period when we receive the request. On the date of the transfer, the dollar amount of a variable annuity payment generated from the annuity units of either Subaccount would be the same. The payee may transfer the dollar amount of annuity units of one Subaccount for annuity units of another Subaccount an unlimited number of times. We only permit such transfers between the Subaccounts.


    VARIABLE PAYMENT OPTIONS--SURRENDERS. By written request, a payee may make a full surrender of the payments remaining in the guarantee period of a variable payment option and receive the surrender value. We allow full surrenders from variable payment options only during the period in which we guarantee variable annuity payments for a specified number of years. We do not allow any partial withdrawals of the dollar amounts allocated to a variable payment option. The surrender value is equal to the commuted value of remaining payments in the guarantee period of a variable payment option.

    The commuted value is the present value of the remaining stream of payments in the guarantee period of a variable payment option, computed using the assumed interest rate and the annuity unit value(s) calculated as of the date we receive your surrender request. We assume that each payment under a variable payment option would be equal to the sum of the number of annuity units in each Subaccount multiplied by the applicable annuity unit value for each Subaccount as of the end of the Valuation Period on the payment date selected.

    Please refer to APPENDIX A for more information on variable annuity payments.

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--------------------------------------------------------------------------------

YIELDS AND TOTAL RETURNS
--------------------------------------------------------------------------------

    We may advertise, or include in sales literature, yields, effective yields and total returns for the Subaccounts. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. Each Subaccount may also advertise, or include in sales literature, performance relative to certain performance rankings and indices compiled by independent rating organizations. You may refer to the Statement of Additional Information for more detailed information relating to performance.

    The effective yield and total return calculated for each Subaccount is based on the investment performance of the corresponding Investment Option, which includes the Investment Option's total operating expenses. (See the accompanying Investment Option prospectuses.)

    The yield of a Subaccount (except the Money Market Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. This yield is calculated by assuming that the income generated during that 30-day or one-month period is generated each period over 12-months and is shown as a percentage of the investment.

    The yield of the Money Market Subaccount refers to the annualized income generated by an investment in the Subaccount over a specified seven-day period. This yield is calculated by assuming that the income generated for that seven-day period is generated each period for 52-weeks and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

    The total return of a Subaccount refers to return quotations of an investment in a Subaccount for various periods of time. Total return figures are provided for each Subaccount for one, five and ten year periods, respectively. For periods prior to the date the Account commenced operations, performance information is calculated based on the performance of the Investment Options and the assumption that the Subaccounts were in existence for those same periods, with the level of Contract charges which were in effect at inception of the Subaccounts.

    The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results less all charges and deductions applied against the Subaccount (including any surrender charge that would apply if you terminated your Contract at the end of each period indicated, but excluding any deductions for premium taxes).

    In addition to standardized average annual total return, non-standardized total return information may be used in advertisements or sales literature. Non-standardized return information will be computed on the same basis as described above, but does not include a surrender charge. In addition, the Company may disclose cumulative total return for Contracts funded by Subaccounts.

    Each Investment Option's yield, and standardized and non-standardized average annual total returns may also be disclosed, which may include investment periods prior to the date the Account commenced operations. Non-standardized performance data will only be disclosed if standardized performance data is also disclosed. Please refer to the Statement of Additional Information for additional information regarding the calculation of other performance data.

    In advertising and sales literature, Subaccount performance may be compared to the performance of other issuers of variable annuity contracts which invest in mutual fund portfolios with similar investment objectives. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research

    Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers according to investment objectives on an industry-wide basis.

    The rankings provided by Lipper include variable life insurance issuers as well as variable annuity issuers, whereas the rankings provided by VARDS compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

    Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any deductions for operating expenses. Other independent ranking services and indices may also be used as a source of performance comparison.

    We may also report other information including the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs or charts. All income and capital gains derived from Subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Portfolio's investment experience is positive.

--------------------------------------------------------------------------------

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE

INTRODUCTION

    This discussion is based on the Company's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of these current tax laws and interpretations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

    A Contract may be purchased on a non-qualified basis ("Non-Qualified Contract") or purchased and used in connection with plans qualifying for favorable tax treatment ("Qualified Contract"). A Qualified Contract is designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(a), 403(b), 408 or 408A of the Internal Revenue Code of 1986, as amended (the "Code"). The effect of federal income taxes on amounts held under a Contract or annuity payments, and on the economic benefit to the Owner, the Annuitant or the Beneficiary depends on the type of retirement plan, the tax and employment status of the individual concerned, and the Company's tax status. In addition, an individual must satisfy certain requirements in connection with:

        - purchasing a Qualified Contract with proceeds from a tax-qualified plan, and

        - receiving distributions from a Qualified Contract in order to continue to receive favorable tax treatment.

    Therefore, purchasers of Qualified Contracts are encouraged to seek competent legal and tax advice regarding the suitability and tax considerations specific to their situation. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

--------------------------------------------------------------------------------

TAX STATUS OF THE CONTRACT

    The Company believes that the Contract will be subject to tax as an annuity contract under the Code, which generally means that any increase in Accumulated Value will not be taxable until monies are received from the Contract, either in the form of annuity payments or in some other form. The following Code requirement must be met in order to be subject to annuity contract treatment for tax purposes:

    DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that separate account investments must be "adequately diversified" in accordance with Treasury regulations in order for Non-Qualified Contracts to qualify as annuity contracts for federal tax purposes. The Account, through each Investment Option, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in each Subaccount may be invested. Although the investment adviser of EquiTrust Variable Insurance Series Fund is an affiliate of the Company, we do not have control over the Fund or its investments. Nonetheless, the Company believes that each Investment Option in which the Account owns shares will meet the diversification requirements.


    OWNER CONTROL. In certain circumstances, Owners of Contracts may be considered the Owners, for federal income tax purposes, of the assets of the separate account used to support their Contracts. In those circumstances, income and gains from the separate account assets would be includable in the Contract Owner's gross income. The IRS has stated in published rulings that a Contract Owner will be considered the Owner of separate account assets if the Owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the Owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."



    The ownership rights under the Contracts are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that Contract Owners were not Owners of separate account assets. For example, the Owner has additional flexibility in allocating premium payments and Accumulated Values. These differences could result in a Contract Owner being treated as the Owner of a pro-rata portion of the assets of the Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the Owner from being considered the Owner of the assets of the Account.


    REQUIRED DISTRIBUTIONS. In order to be treated as an annuity Contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

        - if any Owner dies on or after the Retirement Date but before the interest in the Contract has been fully distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and

        - if any Owner dies prior to the Retirement Date, the interest in the Contract will be distributed within five years after the date of the Owner's death.

    These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Owner's death. An Owner's designated

    Beneficiary is the person to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the designated Beneficiary is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Owner.

    Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

    Other rules may apply to Qualified Contracts.
--------------------------------------------------------------------------------

TAXATION OF ANNUITIES

THE FOLLOWING DISCUSSION ASSUMES THAT THE CONTRACTS WILL QUALIFY AS ANNUITY CONTRACTS FOR FEDERAL INCOME TAX PURPOSES.

    IN GENERAL. Section 72 of the Code governs taxation of annuities in general. The Company believes that an Owner who is a natural person is not taxed on increases in the value of a Contract until distribution occurs through a partial withdrawal, surrender or annuity payment. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulated Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or payment option) is taxable as ordinary income.

    NON-NATURAL OWNER. A non-natural Owner of an annuity Contract generally must include any excess of cash value over the "investment in the contract" as income during the taxable year. However, there are some exceptions to this rule. Certain Contracts will generally be treated as held by a natural person if:

        - the nominal Owner is a trust or other entity which holds the Contract as an agent for a natural person (but not in the case of certain non-qualified deferred compensation arrangements);

        - the Contract is acquired by an estate of a decedent by reason of the death of the decedent;

        -   the Contract is issued in connection with certain Qualified Plans;

        - the Contract is purchased by an employer upon the termination of certain Qualified Plans;

        - the Contract is used in connection with a structured settlement agreement; or

        - the Contract is purchased with a single payment within a year of the annuity starting date and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

    A prospective Owner that is not a natural person should discuss these exceptions with their tax adviser.

    THE FOLLOWING DISCUSSION GENERALLY APPLIES TO CONTRACTS OWNED BY NATURAL PERSONS.

    PARTIAL WITHDRAWALS AND COMPLETE SURRENDERS. Under Section 72(e) of the Code, if a partial withdrawal is taken from a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the Contract to the participant's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of the individual under a Contract which was not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the investment in the Contract can be zero. Special tax rules may be available for certain distributions from Qualified Contracts, and special rules apply to distributions from Roth IRAs.

    Under Section 72(e) of the Code, if a partial withdrawal is taken from a Non-Qualified Contract (including a withdrawal under the systematic withdrawal option), amounts received are generally first treated as taxable income to the extent that the Accumulated Value immediately before the partial withdrawal exceeds the investment in the Contract at that time. Any additional amount withdrawn is not taxable.

    In the case of a surrender under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the investment in the Contract.

    Section 1035 of the Code provides that no gain or loss shall be recognized on the exchange of one annuity Contract for another and the Contract received is treated as a new Contract for purposes of the penalty and distribution-at-death rules. Special rules and procedures apply to
    Section 1035 transactions and prospective Owners wishing to take advantage of Section 1035 should consult their tax adviser.

    ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity Contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

    TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of the death of the Owner. Generally, such amounts are includible in the income of the recipient as follows:

        - if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or

        - if distributed under a payment option, they are taxed in the same way as annuity payments.

    For these purposes, the investment in the Contract remains the amount of any purchase payments which were not excluded from gross income.

    PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution from a Non-Qualified Contract, a 10% federal tax penalty may be imposed. However, generally, there is no penalty applied on distributions:

        -   made on or after the taxpayer reaches age 59 1/2;

        - made on or after the death of the holder (or if the holder is not an individual, the death of the primary Annuitant);

        -   attributable to the taxpayer becoming disabled;

        - as part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated Beneficiary;

        - made under certain annuities issued in connection with structured settlement agreements;

        - made under an annuity Contract that is purchased with a single premium when the Retirement Date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity payment period; and

        - any payment allocable to an investment (including earnings thereon) made before August 14, 1982 in a contract issued before that date.

    Other tax penalties may apply to certain distributions under a Qualified Contract. Contract owners should consult their tax adviser.

    ACCOUNT CHARGES. It is possible that the Internal Revenue Service may take a position that any charges or deemed charges for certain optional benefits should be treated as taxable distributions to you. In particular, the Internal Revenue Service could take the position that any deemed charges associated with the Incremental Death Benefit Rider constitute a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs prior to your reaching age 59 1/2. Although we do not believe that these amounts, if any, should be treated as taxable withdrawals, you should consult your tax adviser prior to selecting any optional benefit under the Contract.
--------------------------------------------------------------------------------

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT

    Certain tax consequences may result upon:

        -   a transfer of ownership of a Contract,

        - the designation of an Annuitant, payee or other Beneficiary who is not also the Owner,

        -   the selection of certain Retirement Dates, or

        -   the exchange of a Contract.

    An Owner contemplating any of these actions should consult their tax adviser.
--------------------------------------------------------------------------------

WITHHOLDING

    Generally, distributions from a Contract are subject to withholding of federal income tax at a rate which varies according to the type of distribution and the Owner's tax status. The Owner generally can elect not to have withholding apply.


    Eligible rollover distributions from section 401(a) plans, section 403(a) annuities and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An "eligible rollover distribution" is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions or if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan, section 403(b) tax-sheltered annuity, governmental section 457 plan or IRA.

--------------------------------------------------------------------------------

MULTIPLE CONTRACTS


    All non-qualified deferred annuity Contracts entered into after October 21, 1988 that are issued by the Company (or its affiliates) to the same Owner during any calendar year are treated as one annuity Contract for purposes of determining the amount includible in gross income under Section 72(e). This rule could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity Contracts or otherwise. There may also be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more annuity Contracts purchased by the same Owner. Accordingly, an Owner should consult a competent tax adviser before purchasing more than one annuity Contract.

--------------------------------------------------------------------------------

TAXATION OF QUALIFIED CONTRACTS

    The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

        -   contributions in excess of specified limits;

        -   distributions prior to age 59 1/2 (subject to certain exceptions);

        - distributions that do not conform to specified commencement and minimum distribution rules; and

        -   other specified circumstances.

    Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but the Company shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. For qualified plans under Section 401(a), 403(a) and 403(b), the Code requires that distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For Roth IRAs under Section 408A, distributions are not required during the Owner's (or plan participant's) lifetime. Brief descriptions follow of the various types of qualified retirement plans available in connection with a Contract. The Company will amend the Contract as necessary to conform it to the requirements of the Code.

    CORPORATE PENSION AND PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

    INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Sales of the Contract for use with IRAs may be subject to special requirements of the Internal Revenue Code. Earnings in an IRA are not taxed until distribution. IRA contributions are limited each year to the lesser of an amount specified in the Code or 100% of the amount of compensation includible in the Owner's gross income and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

    The Internal Revenue Service has not yet reviewed the Contract for use as any type of IRA. Individuals using the Contract in such a manner may want to consult their tax adviser.

    SEP IRAs. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

    SIMPLE IRAs. Section 408(p) of the Code permits small employers to establish SIMPLE IRAs under which employees may elect to defer a percentage of their compensation. The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a SIMPLE IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

    ROTH IRAs. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or conversion from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. Such conversions are subject to a 10% penalty tax if they are distributed before five years have passed since the year of the conversion. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made:

        -   before age 59 1/2 (subject to certain exceptions), or

        - during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

    TAX SHELTERED ANNUITIES. Section 403(b) of the Code allows employees of certain section 501(c)(3) organizations and public schools to exclude from their gross income the premiums paid, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premiums may be subject to FICA (social security) tax. Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of:

        - elective contributions made in years beginning after December 31, 1988;

        -   earnings on those contributions; and

        - earnings in such years on amounts held as of the last year beginning before January 1, 1989.

    Distribution of those amounts may only occur upon:

        -   death of the employee,

        -   attainment of age 59 1/2,


        -   severance of employment,


        -   disability, or

        -   financial hardship.

    In addition, income attributable to elective contributions may not be distributed in the case of hardship.

    DEATH BENEFITS. The Performance Enhanced Death Benefit or Incremental Death Benefit Rider could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or tax-sheltered annuity. Because these death benefits may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

    RESTRICTIONS UNDER QUALIFIED CONTRACTS. Other restrictions with respect to the election, commencement or distribution of benefits may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued.

--------------------------------------------------------------------------------

POSSIBLE CHARGE FOR THE COMPANY'S TAXES

    The Company currently makes no charge to the Subaccounts for any Federal, state or local taxes that the Company incurs which may be attributable to such Subaccounts or the Contracts. We reserve the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that the Company determines to be properly attributable to the Subaccounts or to the Contracts.
--------------------------------------------------------------------------------

OTHER TAX CONSEQUENCES

    As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in the Prospectus. Further, the Federal income tax consequences discussed herein reflect our understanding of current law. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. You should consult your tax adviser for further information.

--------------------------------------------------------------------------------

DISTRIBUTION OF THE CONTRACTS
--------------------------------------------------------------------------------

    The Contracts will be offered to the public on a continuous basis. We do not anticipate discontinuing the offering of the Contracts, but reserve the right to do so. Applications for Contracts are solicited by agents, who in addition to being licensed by applicable state insurance authorities to sell the variable annuity contracts and/or variable life insurance policies for the Company, are also registered representatives of EquiTrust Marketing, broker-dealers having selling agreements with EquiTrust Marketing or broker-dealers having selling agreements with such broker-dealers. EquiTrust Marketing is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer, is a member of the National Association of Securities Dealers, Inc. ("NASD") and is an affiliate of the Company.

    EquiTrust Marketing serves as the Principal Underwriter, as defined in the 1940 Act, of the Contracts for the Account pursuant to an Underwriting Agreement between the Company and EquiTrust Marketing and is not obligated to sell any specific number of Contracts. EquiTrust Marketing's principal business address is the same as that of the Company.


    The Company may pay broker-dealers with selling agreements up to an amount equal to 4% of the premiums paid under a Contract during the first six Contract Years and 1% of the premiums paid in the seventh and subsequent Contract Years. Managers of sales representatives may also receive commission overrides of up to 30% of the sales representatives' commissions. We may also pay other distribution expenses such as production incentive bonuses, agent's insurance and pension benefits, and agency expense allowances. These distribution expenses do not result in any additional charges against the Contracts that are not described under "CHARGES AND DEDUCTIONS."


    Under the Public Disclosure Program, NASD Regulation ("NASDR") provides certain information regarding the disciplinary history of NASD member broker-dealers and their associated persons in response to written, electronic or telephonic inquiries. NASDR's toll-free Public Disclosure Program Hotline telephone number is 1-800-289-9999 and their Web site address is www.nasdr.com. An investor brochure that includes information describing the Public Disclosure Program is available from NASDR.

--------------------------------------------------------------------------------

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------


    The Company, like other life insurance companies, is involved in lawsuits. Currently, there are no class action lawsuits naming the Company as a defendant or involving the Account. In some lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time, there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Account, the ability of EquiTrust Marketing to perform its contract with the Account or the ability of the Company to meet its obligations under the Contract.


--------------------------------------------------------------------------------

VOTING RIGHTS
--------------------------------------------------------------------------------

    To the extent required by law, the Company will vote the Fund shares held in the Account at regular and special shareholder meetings of the Funds, in accordance with instructions received from persons having voting interests in the corresponding Subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and, as a result, the Company determines that it is permitted to vote the Fund shares in its own right, it may elect to do so.

    The number of votes you have the right to instruct will be calculated separately for each Subaccount to which you have allocated or transferred Accumulated Value or proceeds, and may include fractional votes. The number of votes attributable to a Subaccount is determined by dividing your Accumulated Value or proceeds in that Subaccount by the net asset value per share of the Investment Option of the corresponding Subaccount.

    The number of votes of an Investment Option which are available to you is determined as of the date coincident with the date established by that Investment Option for determining shareholders eligible to vote at the relevant meeting for that Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by each Fund. For each Subaccount in which you have a voting interest, you will receive proxy materials and reports relating to any meeting of shareholders of the Investment Option in which that Subaccount invests.

    The Company will vote Fund shares attributable to Contracts as to which no timely instructions are received (as well as any Fund shares held in the Account which are not attributable to Contracts) in proportion to the voting instructions received with respect to all Contracts participating in each Investment Option. Voting instructions to abstain on any item to be voted upon will be applied on a pro-rata basis to reduce the votes eligible to be cast on a matter.

--------------------------------------------------------------------------------

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


    The audited consolidated balance sheets of the Company as of December 31, 2002 and 2001, and the related consolidated statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2002 and the financial statement schedules, as well as the related Reports of Independent Auditors are contained in the Statement of Additional Information. Likewise, the audited statements of assets and liabilities for each of the Subaccounts constituting the Account as of December 31, 2002 and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, as well as the related Report of Independent Auditors are contained in the Statement of Additional Information.


    The Company's financial statements should be considered only as bearing on the Company's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Account.

--------------------------------------------------------------------------------

APPENDIX A
--------------------------------------------------------------------------------

CALCULATING VARIABLE ANNUITY PAYMENTS

    The following chart has been prepared to show how investment performance could affect variable annuity payments over time. It illustrates the variable annuity payments under a payment option agreement issued in consideration of proceeds from a Non-Qualified Contract. The chart illustrates certain variable annuity payments under five hypothetical rate of return scenarios. Of course, the illustrations merely represent what such payments might be under a HYPOTHETICAL supplemental agreement issued for proceeds from a HYPOTHETICAL Contract.

    WHAT THE CHART ILLUSTRATES. The chart illustrates the first monthly payment in each of 25 years under a hypothetical variable payment option agreement issued in consideration of proceeds from a hypothetical Non-Qualified Contract assuming a different hypothetical rate of return for a single Subaccount supporting the agreement. The chart assumes that the first monthly payment in the initial year shown is $1,000.


    HYPOTHETICAL RATES OF RETURN. The variable annuity payments reflect five different assumptions for a constant investment return before fees and expenses: 0.00%, 3.03%, 6.05%, 9.03%, and 12.00%. Net of all expenses, these constant returns are: (2.05)%, 0.98%, 4.00%, 6.98%, and 9.95%. The first variable annuity payment for each year reflects the 4% Assumed Interest Rate net of all expenses for the Subaccount (and the underlying Funds) pro-rated for the month shown. Fund management fees and operating expenses are assumed to be at an annual rate of 0.80% of their average daily net assets. This is the average of Fund expenses shown in the Annual Investment Option Expenses table beginning on page 7. The mortality and expense risk charge is assumed to be at an annual rate of 1.25% of the illustrated Subaccount's average daily net assets.


    THE FIRST MONTHLY VARIABLE ANNUITY PAYMENTS DEPICTED IN THE CHART ARE BASED ON A HYPOTHETICAL PAYMENT OPTION AGREEMENT AND HYPOTHETICAL INVESTMENT RESULTS AND ARE NOT PROJECTIONS OR INDICATIONS OF FUTURE RESULTS. THE COMPANY DOES NOT GUARANTEE OR EVEN SUGGEST THAT ANY SUBACCOUNT, CONTRACT OR AGREEMENT ISSUED BY IT WOULD GENERATE THESE OR SIMILAR MONTHLY PAYMENTS FOR ANY PERIOD OF TIME. THE CHART IS FOR ILLUSTRATION PURPOSES ONLY AND DOES NOT REPRESENT FUTURE VARIABLE ANNUITY PAYMENTS OR FUTURE INVESTMENT RETURNS. The first variable annuity payment in each year under an actual payment option agreement issued in connection with an actual Contract will be more or less than those shown if the actual returns of the Subaccount(s) selected by the Owner are different from the hypothetical returns. Because a Subaccount's investment return will fluctuate over time, variable annuity payments actually received by a payee will be more or less than those shown in this illustration. Also, in an actual case, the total amount of variable annuity payments ultimately received will depend upon the payment option selected and the life of the payee. See the Prospectus section titled "PAYMENT OPTIONS--Election of Payment Options and Annuity Payments."


    ASSUMPTIONS ON WHICH THE HYPOTHETICAL PAYMENT OPTION AGREEMENT AND CONTRACT ARE BASED. The chart reflects a hypothetical payment option agreement and Contract. These, in turn, are based on the following assumptions:


        -   The hypothetical Contract is a Non-Qualified Contract

        - The supplemental agreement is issued in consideration of proceeds from the hypothetical Contract

        - The proceeds applied under the agreement represent the entire Net Accumulated Value of the Contract and are allocated to a single Subaccount


        - The single Subaccount has annual constant rates of return before fees and expenses of 0.00%, 3.03%, 6.05%, 9.03%, and 12.00%

        -   Assumed Interest Rate is 4% per year


        -   The payee elects to receive monthly variable annuity payments

        - The proceeds applied to the purchase of annuity units as of the effective date of the agreement under the annuity payment option selected results in an initial variable annuity payment of $1,000

    For a discussion of how an Owner or payee may elect to receive monthly, quarterly, semi-annual or annual variable annuity payments, see "PAYMENT OPTIONS."


    ASSUMED INTEREST RATE. Among the most important factors that determines the amount of each variable annuity payment is the Assumed Interest Rate. Under supplemental agreements available as of the date of this Prospectus, the Assumed Interest Rate is 4%. Variable annuity payments will increase in size from one annuity payment date to the next if the annualized net rate of return during that time is greater than the Assumed Interest Rate, and will decrease if the annualized net rate of return over the same period is less than the Assumed Interest Rate. (The Assumed Interest Rate is an important component of the net investment factor.) For a detailed discussion of the Assumed Interest Rate and net investment factor, see "PAYMENT OPTIONS."


    THE $1,000 INITIAL MONTHLY VARIABLE ANNUITY PAYMENT. The hypothetical payment option agreement has an initial monthly variable annuity payment of $1,000. The dollar amount of the first variable annuity payment under an actual agreement will depend upon:

        -   the amount of proceeds applied

        -   the annuity payment option selected

        - the annuity purchase rates in the supplemental agreement on the effective date

        - the Assumed Interest Rate under the supplemental agreement on the effective date

        -   the age of the payee

        -   in most cases, the sex of the payee


    For each column in the chart, the entire proceeds are allocated to a Subaccount having a constant rate of return as shown at the top of the column. However, under an actual payment option agreement, proceeds are often allocated among several Subaccounts. The dollar amount of the first variable annuity payment attributable to each Subaccount is determined under an actual agreement by dividing the dollar value of the proceeds applied to that Subaccount as of the effective date by $1,000, and multiplying the result by the annuity purchase rate in the agreement for the payment option selected. The amount of the first variable annuity payment is the sum of the first payments attributable to each Subaccount to which proceeds were allocated. For a detailed discussion of how the first variable annuity payment is determined, see "PAYMENT OPTIONS." For comparison purposes, hypothetical monthly fixed annuity payments are shown in the column using a 4% net Assumed Interest Rate.

                 INITIAL MONTHLY PAYMENTS FOR EACH YEAR SHOWN,
   ASSUMING A CONSTANT RATE OF RETURN UNDER ALTERNATIVE INVESTMENT SCENARIOS



CONTRACT      0.00% GROSS   3.03% GROSS   6.05% GROSS   9.03% GROSS   12.00% GROSS
YEAR          -2.05% NET     0.98% NET     4.00% NET     6.98% NET     9.95% NET
1                1,000         1,000         1,000         1,000          1,000
2                  942           971         1,000         1,029          1,057
3                  887           943         1,000         1,058          1,118
4                  835           915         1,000         1,088          1,182
5                  787           889         1,000         1,120          1,249
6                  741           863         1,000         1,152          1,321
7                  698           838         1,000         1,185          1,396
8                  657           814         1,000         1,219          1,476
9                  619           790         1,000         1,254          1,561
10                 583           767         1,000         1,290          1,650
11                 549           745         1,000         1,326          1,744
12                 517           723         1,000         1,364          1,844
13                 487           702         1,000         1,404          1,950
14                 459           682         1,000         1,444          2,061
15                 432           662         1,000         1,485          2,179
16                 407           643         1,000         1,528          2,304
17                 383           624         1,000         1,571          2,436
18                 361           606         1,000         1,617          2,575
19                 340           588         1,000         1,663          2,722
20                 320           571         1,000         1,710          2,878
21                 302           555         1,000         1,759          3,043
22                 284           539         1,000         1,810          3,217
23                 268           523         1,000         1,862          3,401
24                 252           508         1,000         1,915          3,595
25                 237           493         1,000         1,970          3,801

--------------------------------------------------------------------------------


APPENDIX B

--------------------------------------------------------------------------------


CONDENSED FINANCIAL INFORMATION



   The Account commenced operations on December 13, 1993; however, this Contract was not available until August 29, 2002. The following information reflects the accumulation unit information for the Subaccounts for the year ended December 31, 2002.*




                                              ACCUMULATION      ACCUMULATION
                                              UNIT VALUE AT     UNIT VALUE AT   NUMBER OF UNITS AT
SUBACCOUNT                                  BEGINNING OF YEAR    END OF YEAR       END OF YEAR
Blue Chip                                       18.042608         17.427981      1,610,767.554976
High Grade Bond                                 16.349482         16.711995        852,596.616078
Managed                                         16.169527         16.593129      1,313,017.993112
Money Market                                    13.169527         13.159560        305,120.304765
Strategic Yield                                 16.032578         16.095720        680,587.396395
Value Growth                                    10.707058         10.673679      1,295,950.075399
Contrafund                                       8.462573          8.217540        972,461.894169
Growth                                           6.538470          6.185970      1,768,555.037274
Fidelity Growth & Income                         7.406093          7.221656        627,239.062098
High Income                                      9.730637         10.456055         52,502.703315
Index 500                                        6.849657          6.576322      1,357,049.940524
Mid Cap                                          9.762224          9.417710        124.984.523800
Overseas                                         6.967130          6.417476        371,133.239031
Equity Income                                    9.312397          9.060531        278,784.326860
International Stock                              6.611415          6.354290        226,602.990441
Mid-Cap Growth                                   9.644718          9.452791        655,865.050521
New America Growth                               5.929945          5.810834        454,992.990023
Personal Strategy Balanced                       9.454421          9.346948        866,024.053175
VP Ultra                                         8.902751          8.336414         45,744.197491
VP Vista                                         8.771194          8.042978         25,706.455981
Appreciation                                     9.131583          8.673357         51,576.288092
Developing Leaders                               9.424087          8.996053         79,879.120887
Disciplined Stock                                8.516425          7.997696         14,290.611341
Dreyfus Growth and Income                        8.260440          7.899624         44,355.620464
International Equity                             9.656457          9.007166         15,471.276510
Socially Responsible Growth                      7.983029          7.451791         19,331.740742
Franklin Small Cap                               8.129882         10.260406         62,412.826636
Small Cap Value Securities                      10.411033         10.260403         43,007.319942
U.S. Government                                 10.513845         10.724146        170,609.335566
Mutual Shares Securities                         9.409493          9.119383         72,114.962721
Growth Securities                                9.434426          8.705828         68,682.396135
Mid-Cap Value                                    9.762224         10.725810         84,666.383696
Small Company                                    9.302363          8.885050         27,272.135339
Nasdaq-100 Index                                 8.229573          8.418052        113,052.642227
Russell 2000 Small Cap Index                     9.838518          9.546605         87,644.353676
S&P MidCap 400 Index                            10.412085         10.017150        140,545.206010



    * The Franklin Real Estate Fund Subaccount was not part of the Account at December 31, 2002; therefore, accumulation unit information is not available.

--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                           PAGE
                                                                           ----
ADDITIONAL CONTRACT PROVISIONS...........................................   1
      The Contract.......................................................   1
      Incontestability...................................................   1
      Misstatement of Age or Sex.........................................   1
      Nonparticipation...................................................   1
CALCULATION OF YIELDS AND TOTAL RETURNS..................................   1
      Money Market Subaccount Yields.....................................   1
      Other Subaccount Yields............................................   2
      Average Annual Total Returns.......................................   3
      Other Total Returns................................................   7
      Effect of the Administrative Charge on Performance Data............   8
LEGAL MATTERS............................................................   8
EXPERTS..................................................................   8
OTHER INFORMATION........................................................   8
FINANCIAL STATEMENTS.....................................................   9


                                    SAI-TOC

If you would like a copy of the Statement of Additional Information, please complete the information below and detach and mail this card to the Company at the address shown on the cover of this Prospectus.

Name
--------------------------------------------------------------------------------

Address
--------------------------------------------------------------------------------

City, State, Zip
-------------------------------------------------------------------------------

TEAR AT PERFORATION

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                      STATEMENT OF ADDITIONAL INFORMATION

                       FARM BUREAU LIFE INSURANCE COMPANY


                             5400 University Avenue
                          West Des Moines, Iowa 50266
                                  800-247-4170


                        FARM BUREAU LIFE ANNUITY ACCOUNT

                   NONPARTICIPATING VARIABLE ANNUITY CONTRACT


This Statement of Additional Information contains additional information to the Prospectus for the flexible premium deferred variable annuity contract (the "Contract") offered by Farm Bureau Life Insurance Company (the "Company"). This Statement of Additional Information is not a Prospectus, and it should be read only in conjunction with the Prospectus for the Contract. The Prospectus for the Contract is dated the same date as this Statement of Additional Information. Unless otherwise indicated, all terms used in this Statement of Additional Information have the same meaning as when used in the Prospectus. You may obtain a copy of the Prospectus by writing us at our address or calling the toll-free number shown above.



                                  May 1, 2003

--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                             PAGE
                                                                             ----
ADDITIONAL CONTRACT PROVISIONS.............................................    1
      The Contract.........................................................    1
      Incontestability.....................................................    1
      Misstatement of Age or Sex...........................................    1
      Nonparticipation.....................................................    1
CALCULATION OF YIELDS AND TOTAL RETURNS....................................    1
      Money Market Subaccount Yields.......................................    1
      Other Subaccount Yields..............................................    2
      Average Annual Total Returns.........................................    3
      Other Total Returns..................................................    7
      Effect of the Administrative Charge On Performance Data..............    8
LEGAL MATTERS..............................................................    8
EXPERTS....................................................................    8
OTHER INFORMATION..........................................................    8
FINANCIAL STATEMENTS.......................................................    9

--------------------------------------------------------------------------------

ADDITIONAL CONTRACT PROVISIONS
--------------------------------------------------------------------------------

THE CONTRACT

    The Contract includes the basic Contract, the application, any supplemental applications, and any endorsements or additional benefit riders or agreements. The statements made in the application are deemed representations and not warranties.
--------------------------------------------------------------------------------

INCONTESTABILITY

    We will not contest the Contract from its Contract Date.
--------------------------------------------------------------------------------

MISSTATEMENT OF AGE OR SEX

    If the age or sex of the Annuitant has been misstated, we will pay that amount which the premiums actually paid would have purchased at the correct age and sex.
--------------------------------------------------------------------------------

NONPARTICIPATION

    The Contracts are not eligible for dividends and will not participate in the Company's divisible surplus.

--------------------------------------------------------------------------------

CALCULATION OF YIELDS AND TOTAL RETURNS
--------------------------------------------------------------------------------

    The Company may disclose yields, total returns and other performance data for a Subaccount. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC.
--------------------------------------------------------------------------------

MONEY MARKET SUBACCOUNT YIELDS

    Advertisements and sales literature may quote the current annualized yield of the Money Market Subaccount for a specific seven-day period. This figure is computed by determining the net change (exclusive of realized gains and losses on the sale of securities, unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Contract with a balance of 1 subaccount unit at the beginning of the period, dividing this net change by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis.

    The net change in account value reflects:

        - net income from the Investment Option attributable to the hypothetical account; and

        - charges and deductions imposed under the Contract attributable to the hypothetical account.

    The charges and deductions include per unit charges for the hypothetical account for:

        -   the annual administrative charge and

        -   the mortality and expense risk charge.

    For purposes of calculating current yields for a Contract, an average per unit administrative charge is used based on the $30 administrative charge deducted at the beginning of each Contract Year. Current yield will be calculated according to the following formula:


Current Yield = ((NCS - ES)/UV) X (365/7)

Where:

NCS  =    the net change in the value of the Investment Option (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income)
          for the seven-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES   =    per unit expenses attributable to the hypothetical account for the seven-day period.

UV   =    the unit value for the first day of the seven-day period.

Effective Yield = (1 + ((NCS - ES)/UV))TO THE POWER OF 365/7 - 1

Where:

NCS  =    the net change in the value of the Investment Option (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income)
          for the seven-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES   =    per unit expenses attributable to the hypothetical account for the seven-day period.

UV   =    the unit value for the first day of the seven-day period.

    The yield for the Money Market Subaccount will be lower than the yield for the Money Market Investment Option due to the charges and deductions imposed under the Contract.

    The current and effective yields of the Money Market Subaccount normally fluctuate on a daily basis and SHOULD NOT ACT AS AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The actual yield is affected by:

        -   changes in interest rates on money market securities,

        -   the average portfolio maturity of the Money Market Investment
            Option,

        - the quality of portfolio securities held by this Investment Option, and

        -   the operating expenses of the Money Market Investment Option.

    Yields may also be presented for other periods of time.
--------------------------------------------------------------------------------

OTHER SUBACCOUNT YIELDS

    Advertisements and sales literature may quote the current annualized yield of one or more of the subaccounts (except the Money Market Subaccount) for a Contract for 30-day or one month periods. The annualized yield of a Subaccount refers to income generated by that Subaccount during a 30-day or one-month period which is assumed to be generated each period over a 12-month period.

    The yield is computed by:

        1) dividing net investment income of the Investment Option attributable to the subaccount units less subaccount expenses for the period; by

        2) the offering price per unit at the close of the last day of the period multiplied by the daily average number of units outstanding for the period; by

        3)  compounding that yield for a six-month period; and by

        4)  multiplying that result by 2.

    The annual administrative charge (deducted at the beginning of each Contract
    Year) and mortality and expense risk charge are included in the expenses of the Subaccounts. For purposes of calculating the 30-day or one-month yield, an average administrative charge per dollar of Contract value is used to determine the amount of the charge attributable to the Subaccount for the 30-day or one-month period. The 30-day or one-month yield is calculated according to the following formula:

Yield = 2 X ((((NI - ES)/(U X UV)) + 1) TO THE POWER OF 6 - 1)

Where:

NI   =    net investment income of the Investment Option for the 30-day or one-month period attributable to the subaccount's units.

ES   =    expenses of the subaccount for the 30-day or one-month period.

U    =    the average number of units outstanding.

UV   =    the unit value at the close of the last day in the 30-day or one-month period.

    The yield for each Subaccount will be lower than the yield for the corresponding Investment Option due to the various charges and deductions imposed under the Contract.

    The yield for each Subaccount normally will fluctuate over time and SHOULD NOT ACT AS AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. A Subaccount's actual yield is affected by the quality of portfolio securities held by the corresponding Investment Option and its operating expenses.

    The surrender charge is not considered in the yield calculation.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS

    Advertisements and sales literature may also quote average annual total returns for the Subaccounts for various periods of time, including periods before the Subaccounts were in existence. Total return figures are provided for each Subaccount for one, five and ten year periods. Average annual total returns may also be disclosed for other periods of time.


    Average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. The last date of each period is the most recent month-end practicable.



    Adjusted historic average annual total returns are calculated based on the assumption that the Subaccounts were in existence during the stated periods with the level of Contract charges which were in effect at the inception of each Subaccount. For purposes of calculating average annual total return, an average annual administrative charge per dollar of Contract value is used. The calculation also assumes surrender of the Contract at the end of the period. The total return will then be calculated according to the following formula:


TR = (ERV/P) TO THE POWER OF 1/N - 1

Where:

TR   =    the average annual total return net of subaccount recurring charges.

ERV  =    the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the period.

P    =    a hypothetical initial payment of $1,000.

N    =    the number of years in the period.


    Average annual total return quotations for the Subaccounts for the period ended December 31, 2002 are shown in the table below.



                    AVERAGE ANNUAL TOTAL RETURNS FOR SUBACCOUNTS
                            (THROUGH DECEMBER 31, 2002)



                                                                                                         SINCE         SUBACCOUNT
                                                  1                  5                 10             SUBACCOUNT       INCEPTION
SUBACCOUNT                                      YEAR               YEARS              YEARS            INCEPTION          DATE
American Century
  VP Ultra-Registered Trademark- Fund              -29.23%                --                 --             -18.16%      10/01/01
  VP Vista Fund                                    -26.47                 --                 --             -20.48       10/01/01
Dreyfus
  VIF Appreciation Portfolio--Initial
    Share Class                                    -23.74                 --                 --             -15.51       10/01/01
  VIF Developing Leaders
  Portfolio--Initial
    Share Class                                    -25.94                 --                 --             -13.00       10/01/01
  VIF Disciplined Stock
  Portfolio--Initial
    Share Class                                    -29.14                 --                 --             -20.84       10/01/01
  VIF Growth and Income Portfolio--
    Initial Share Class                            -31.63                 --                 --             -21.62       10/01/01
  VIF International Equity Portfolio--
    Initial Share Class                            -23.02                 --                 --             -12.91       10/01/01
  Dreyfus Socially Responsible Growth
    Fund, Inc.--Service Share Class(1)             -35.11                 --                 --             -25.21       10/01/01
EquiTrust Variable Insurance
Series Fund
  Blue Chip Portfolio                              -25.90              -3.28%                --               6.13       12/13/93
  High Grade Bond Portfolio                         -0.75               4.85                 --               5.63       12/13/93
  Managed Portfolio                                -10.07               1.39                 --               5.55       12/13/93
  Money Market Portfolio                            -7.36               1.85                 --               2.84       12/13/93
  Strategic Yield Portfolio                         -3.42               2.53                 --               5.19       12/13/93
  Value Growth Portfolio                           -17.98              -6.68                 --               0.44       12/13/93
Fidelity Variable Insurance Products
Funds
  VIP Contrafund Portfolio                         -16.99                 --                 --              -6.89       05/01/99
  VIP Growth Portfolio                             -36.01                 --                 --             -13.91       05/01/99
  VIP Growth & Income Portfolio                    -23.64                 --                 --             -10.15       05/01/99
  VIP High Income Portfolio(2)                      -5.40                 --                 --              -1.84       10/01/01
  VIP Index 500 Portfolio                          -28.81                 --                 --             -12.44       05/01/99
  VIP Mid Cap Portfolio(3)                         -17.60                 --                 --              -9.74       10/01/01
  VIP Overseas Portfolio                           -27.00                 --                 --             -13.03       05/01/99

                                                                                                         SINCE         SUBACCOUNT
                                                  1                  5                 10             SUBACCOUNT       INCEPTION
SUBACCOUNT                                      YEAR               YEARS              YEARS            INCEPTION          DATE
Franklin Templeton
  Franklin Real Estate Fund(4)(5)                      --                 --                 --                 --       05/01/03
  Franklin Small Cap Fund(4)                       -34.70%                --                 --             -19.70%      10/01/01
  Franklin Small Cap Value Securities
  Fund(4)                                          -16.91                 --                 --              -3.31       10/01/01
  Franklin U.S. Government Fund(4)                   0.53                 --                 --               0.18       10/01/01
  Mutual Shares Securities Fund(4)                 -19.24                 --                 --             -12.04       10/01/01
  Templeton Growth Securities Fund(4)              -25.36                 --                 --             -15.26       10/01/01
J.P. Morgan Series Trust II
  JPMorgan Mid Cap Value Portfolio                  -7.66                 --                 --               0.19       10/01/01
  JPMorgan Small Company Portfolio                 -28.26                 --                 --             -13.86       10/01/01
Summit Pinnacle Series
  Nasdaq-100 Index Portfolio                       -42.77                 --                 --             -17.51       10/01/01
  Russell 2000 Small Cap Index
  Portfolio                                        -27.71                 --                 --              -8.75       10/01/01
  S&P MidCap 400 Index Portfolio                   -22.30                 --                 --              -5.16       10/01/01
T. Rowe Price Equity Series, Inc.
  Equity Income Portfolio                          -20.44                 --                 --             -12.50       10/01/01
  Mid-Cap Growth Portfolio                         -27.89                 --                 --              -3.32       05/01/99
  New America Growth Portfolio                     -34.36                 --                 --             -15.39       05/01/99
  Personal Strategy Balanced Portfolio             -15.57                 --                 --              -3.52       05/01/99
T. Rowe Price International
Series, Inc.
  International Stock Portfolio                    -25.18                 --                 --             -13.27       05/01/99



(1) Because Service shares were not offered until December 31, 2000, the Subaccount returns shown reflect the Fund's Initial Share Class through December 31, 2000 and the Service Class shares thereafter, adjusted for the mortality and expense risk charge. Had Service Class shares been available for the entire time period, the returns shown would have been lower.



(2) Because Service Class 2 shares were not offered until January 12, 2000, the Subaccount returns shown reflect the Portfolio's Service Class of shares (which include a different 12b-1 fee) for the period November 3, 1997 to January 12, 2000 and the Portfolio's Initial Class of share (which do not include the effects of a 12b-1 fee) for periods prior to November 3, 1997, adjusted for the mortality and expense risk charge. Had Service Class 2 shares been available for the entire time period, the returns shown would have been lower.



(3) Because Service Class 2 shares were not offered until January 12, 2000, the Subaccount returns shown reflect the Portfolio's Service Class of shares (which include a different 12b-1 fee) for the period December 29, 1998 to January 12, 2000, adjusted for the mortality and expense risk charge. Had Service Class 2 shares been available for the entire time period, the returns shown would have been lower.



(4) Because Class 2 shares were not offered until January 6, 1999, performance for prior periods reflects the Portfolio's Class 1 shares, adjusted for the mortality and expense risk charge. For periods beginning on January 6, 1999, Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance. Had Class 2 shares been available for the entire time period, the returns shown would have been lower.



(5) The Franklin Real Estate Subaccount was not part of the Account at December 31, 2002; therefore, total return information is not available.



   INVESTMENT OPTION PERFORMANCE. Each Subaccount may advertise the performance of the corresponding Investment Option in which it invests, based on the calculations described above, where all or a portion of the actual historical performance of the corresponding Investment Option in which the Subaccount invests may pre-date the effective date of the Subaccount being offered in the Policy.

   The table below provides the adjusted historical performance of the corresponding Investment Option in which each of these Subaccounts invest. This information reflects each Investment Option's operating expenses and the effect of the mortality and expense risk charge and annual administrative charge under the Contract.



           ADJUSTED AVERAGE ANNUAL TOTAL RETURNS FOR INVESTMENT OPTIONS
                            (THROUGH DECEMBER 31, 2002)



                                                                                                         SINCE         INVESTMENT
                                                                                                      INVESTMENT         OPTION
                                                  1                  5                 10               OPTION         INCEPTION
INVESTMENT OPTION                               YEAR               YEARS              YEARS            INCEPTION          DATE
American Century
  VP Ultra-Registered Trademark- Fund              -29.56%                --                 --             -21.02%      05/01/01
  VP Vista Fund                                    -26.76                 --                 --             -20.61       05/01/01
Dreyfus
  VIF Appreciation Portfolio--Initial
    Share Class                                    -23.98              -0.44%                --               8.64       04/05/93
  VIF Developing Leaders
  Portfolio--Initial
    Share Class                                    -26.22              -1.69              11.02%             22.93       08/31/90
  VIF Disciplined Stock
  Portfolio--Initial
    Share Class                                    -29.47              -3.89                 --               3.97       04/30/96
  VIF Growth and Income Portfolio--
    Initial Share Class                            -32.00              -4.56                 --               6.67       05/02/94
  VIF International Equity Portfolio--
    Initial Share Class                            -23.27              -5.77                 --              -0.77       05/02/94
  Dreyfus Socially Responsible Growth
    Fund, Inc.--Service Share Class(1)             -35.54              -6.04                 --               5.46       10/07/93
EquiTrust Variable Insurance
Series Fund
  Blue Chip Portfolio                              -26.18              -3.29               7.02               9.03       10/15/90
  High Grade Bond Portfolio                          0.66               4.87               5.82               7.21       10/17/87
  Managed Portfolio                                -10.12               1.41               6.99               7.34       10/17/87
  Money Market Portfolio                            -7.36               1.83               2.63               2.90       02/20/90
  Strategic Yield Portfolio                         -3.39               2.53               6.16               7.72       10/17/87
  Value Growth Portfolio                           -18.14              -6.69               2.69               2.92       10/17/87
Fidelity Variable Insurance Products
Funds
  VIP Contrafund Portfolio                         -17.14               1.54                 --              10.72       01/03/95
  VIP Growth Portfolio                             -36.43              -2.51               6.89               8.85       10/09/86
  VIP Growth & Income Portfolio                    -23.89              -1.41                 --               3.40       12/31/96
  VIP High Income Portfolio(2)                      -5.37              -8.33               1.80               5.14       09/19/85
  VIP Index 500 Portfolio                          -29.13              -2.98               7.49               7.83       08/27/92
  VIP Mid Cap Portfolio(3)                         -17.76                 --                 --              13.01       12/29/98
  VIP Overseas Portfolio                           -27.30              -6.07               3.15               2.69       01/28/87
Franklin Templeton
  Franklin Real Estate Fund(4)                      -6.52               0.29               8.49               8.07       01/24/89
  Franklin Small Cap Fund(4)                       -35.11              -2.12                 --               4.79       11/01/95
  Franklin Small Cap Value Securities
  Fund(4)                                          -17.05                 --                 --              -1.77       05/01/98
  Franklin U.S. Government Fund(4)                   0.64               4.70               5.50               6.29       03/14/89
  Mutual Shares Securities Fund(4)                 -19.42               1.81                 --               5.05       11/08/96
  Templeton Growth Securities Fund(4)              -25.64              -0.70                 --               4.81       03/15/94

                                                                                                         SINCE         INVESTMENT
                                                                                                      INVESTMENT         OPTION
                                                  1                  5                 10               OPTION         INCEPTION
INVESTMENT OPTION                               YEAR               YEARS              YEARS            INCEPTION          DATE
J.P. Morgan Series Trust II
  JPMorgan Mid Cap Value Portfolio                  -7.68%                --                 --               2.87%      09/28/01
  JPMorgan Small Company Portfolio                 -28.58              -4.84%                --               5.53       01/03/95
Summit Pinnacle Series
  Nasdaq-100 Index Portfolio                       -43.31                 --                 --             -39.97       04/27/00
  Russell 2000 Small Cap Index
  Portfolio                                        -28.02                 --                 --             -11.02       04/27/00
  S&P MidCap 400 Index Portfolio                   -22.53                 --                 --              -0.55       05/03/99
T. Rowe Price Equity Series, Inc.
  Equity Income Portfolio                          -20.64               0.27                 --               9.53       03/31/94
  Mid-Cap Growth Portfolio                         -28.20               2.65                 --               5.49       12/31/96
  New America Growth Portfolio                     -34.77              -7.58                 --               4.52       03/31/94
  Personal Strategy Balanced Portfolio             -15.70               1.12                 --               7.77       12/30/94
T. Rowe Price International
Series, Inc.
  International Stock Portfolio                    -25.45              -6.33                 --              -0.67       03/31/94



(1) Because Service shares were not offered until December 31, 2000, the Investment Option returns shown reflect the Fund's initial Share Class through December 31, 2000 and the Service Class shares thereafter, adjusted for the mortality and expense risk charge. Had Service Class shares been available for the entire time period, the returns shown would have been lower.



(2) Because Service Class 2 shares were not offered until January 12, 2000, the Investment Option returns shown reflect the Portfolio's Service Class of shares (which include a different 12b-1 fee) for the period November 3, 1997 to January 12, 2000 and the Portfolio's Initial Class of shares (which do not include the effects of a 12b-1 fee) for periods prior to November 3, 1997, adjusted for the mortality and expense risk charge. Had Service Class 2 shares been available for the entire time period, the returns shown would have been lower.



(3) Because Service Class 2 shares were not offered until January 12, 2000, the Investment Option returns shown reflect the Portfolio's Service Class of shares (which include a different 12b-1 fee) for the period December 29, 1998 to January 12, 2000, adjusted for the mortality and expense risk charge. Had Service Class 2 shares been available for the entire time period, the returns shown would have been lower.



(4) Because Class 2 shares were not offered until January 6, 1999, performance for prior periods reflects the Portfolio's Class 1 shares, adjusted for the mortality and expense risk charge. For periods beginning on January 6, 1999, Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance. Had Class 2 shares been available for the entire time period, the returns shown would have been lower.


    The actual Subaccount total return information and the adjusted historic average total return information will vary because of the method used to deduct the mortality and expense risk charge from the returns. For actual Subaccount total return information, the mortality and expense risk charge is calculated based on the daily net assets multiplied by a daily factor and reduced on a daily basis. For adjusted historic average total return information, the mortality and expense risk charge is calculated as a single charge applied at the end of the period on an annualized basis.
--------------------------------------------------------------------------------

OTHER TOTAL RETURNS

    Advertisements and sales literature may also quote average annual total returns which do not reflect the surrender charge. These figures are calculated in the same manner as average annual total returns described above, however, the surrender charge is not taken into account at the end of the period.

    We may disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

CTR = (ERV/P) - 1

Where:

CTR  =    The cumulative total return net of subaccount recurring charges for the period.

ERV  =    The ending redeemable value of the hypothetical investment at the end of the period.

P    =    A hypothetical single payment of $1,000.

--------------------------------------------------------------------------------

EFFECT OF THE ADMINISTRATIVE CHARGE ON PERFORMANCE DATA

    We currently apply an annual administrative charge of $30 on the Contract Date and on each Contract Anniversary prior to the Retirement Date. (This charge is guaranteed not to exceed $45.) This charge is deducted from each Subaccount and the Declared Interest Option based on the proportion that each Subaccount's value bears to the total Accumulated Value. For purposes of reflecting the administrative charge in yield and total return quotations, this annual charge is converted into a per-dollar per-day charge based on the average value of all contracts in the Account on the last day of the period for which quotations are provided. The per-dollar per-day average charge is then adjusted to reflect the basis upon which the particular quotation is calculated.

--------------------------------------------------------------------------------


LEGAL MATTERS

--------------------------------------------------------------------------------


    All matters relating to Iowa law pertaining to the Contracts, including the validity of the Contracts and the Company's authority to issue the Contracts, have been passed upon by Stephen M. Morain, Esquire, Senior Vice President and General Counsel of the Company. Sutherland Asbill & Brennan LLP, Washington D.C. has provided advice on certain matters relating to the federal securities laws.


--------------------------------------------------------------------------------

EXPERTS
--------------------------------------------------------------------------------


    The Account's statements of assets and liabilities as of December 31, 2002 and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated balance sheets of the Company at December 31, 2002 and 2001 and the related consolidated statements of income, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 2002 and the financial statement schedules, appearing herein, have been audited by Ernst & Young LLP, independent auditors, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


--------------------------------------------------------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

    A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contract discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information as to the contents of the Contract and other legal instruments are summaries. For a complete statement of the terms of these documents, reference is made to such instruments as filed.

--------------------------------------------------------------------------------

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


    The Company's consolidated financial statements included in this Statement of Additional Information should be considered only as bearing on the Company's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Account.

                         Report of Independent Auditors

The Board of Directors and Participants
Farm Bureau Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Farm Bureau Life Annuity Account, comprising the Ultra, Vista, Appreciation, Disciplined Stock, Dreyfus Growth & Income, International Equity, Dreyfus Small Cap, Socially Responsible Growth, Blue Chip, High Grade Bond, Strategic Yield (formerly High Yield Bond), Managed, Money Market, Value Growth, Contrafund, Growth, Fidelity Growth & Income, High Income, Index 500, Mid-Cap, Overseas, Franklin Small Cap, Franklin Small Cap Value Securities (formerly Franklin Value Securities), Franklin U.S. Government, Mutual Shares Securities, Templeton Growth Securities, Mid-Cap Value, Small Company, S&P MidCap 400 Index, Nasdaq 100 Index, Russell 2000 Small Cap Index, Equity Income, Mid-Cap Growth, New America Growth, Personal Strategy Balanced, and International Stock Subaccounts, as of December 31, 2002, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the mutual funds' transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the subaccounts constituting the Farm Bureau Life Annuity Account at December 31, 2002, and the results of their operations and changes in their net assets for the periods described above in conformity with accounting principles generally accepted in the United States.

                                                         /s/ Ernst & Young LLP

Des Moines, Iowa
March 14, 2003

                        Farm Bureau Life Annuity Account

                      Statements of Assets and Liabilities

                                December 31, 2002

                                                      ULTRA           VISTA
                                                    SUBACCOUNT      SUBACCOUNT
                                                   -----------------------------
ASSETS
Investments in shares of mutual funds, at market   $     381,343   $     206,756

LIABILITIES                                                    -               -
                                                   -----------------------------
Net assets                                         $     381,343   $     206,756
                                                   =============================

NET ASSETS
Accumulation units                                 $     381,343   $     206,756
Contracts in annuitization period                              -               -
                                                   -----------------------------
Total net assets                                   $     381,343   $     206,756
                                                   =============================

Investments in shares of mutual funds, at cost     $     438,019   $     238,174
Shares of mutual fund owned                            51,883.34       25,368.89

Accumulation units outstanding                         45,744.20       25,706.46
Accumulation unit value                            $        8.34   $        8.04

Annuitized units outstanding                                   -               -
Annuitized unit value                              $           -   $           -

SEE ACCOMPANYING NOTES.

                                                                                     DREYFUS
                                                                    DISCIPLINED      GROWTH &      INTERNATIONAL      DREYFUS
                                                    APPRECIATION      STOCK           INCOME           EQUITY        SMALL CAP
                                                     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
                                                   -----------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds, at market   $     447,340   $     114,292   $     350,393   $     139,352   $     718,597

LIABILITIES                                                    -               -               -               -               -
                                                   -----------------------------------------------------------------------------
Net assets                                         $     447,340   $     114,292   $     350,393   $     139,352   $     718,597
                                                   =============================================================================

NET ASSETS
Accumulation units                                 $     447,340   $     114,292   $     350,393   $     139,352   $     718,597
Contracts in annuitization period                              -               -               -               -               -
                                                   -----------------------------------------------------------------------------
Total net assets                                   $     447,340   $     114,292   $     350,393   $     139,352   $     718,597
                                                   =============================================================================

Investments in shares of mutual funds, at cost     $     500,210   $     138,254   $     408,763   $     160,866   $     834,303
Shares of mutual fund owned                            15,543.42        7,125.43       21,817.73       15,925.98       25,302.71

Accumulation units outstanding                         51,576.29       14,290.61       44,355.62       15,471.28       79,879.12
Accumulation unit value                            $        8.67   $        8.00   $        7.90   $        9.01   $        9.00

Annuitized units outstanding                                   -               -               -               -               -
Annuitized unit value                              $           -   $           -   $           -   $           -   $           -

                                                     SOCIALLY
                                                    RESPONSIBLE
                                                       GROWTH       BLUE CHIP
                                                     SUBACCOUNT     SUBACCOUNT
                                                   -----------------------------
ASSETS
Investments in shares of mutual funds, at market   $     144,056   $  28,072,426

LIABILITIES                                                    -              -
                                                   -----------------------------
Net assets                                         $     144,056   $  28,072,426
                                                   =============================

NET ASSETS
Accumulation units                                 $     144,056   $  28,021,041
Contracts in annuitization period                              -          51,385
                                                   -----------------------------
Total net assets                                   $     144,056   $  28,072,426
                                                   =============================

Investments in shares of mutual funds, at cost     $     172,838   $  37,417,174
Shares of mutual fund owned                             7,646.29    1,031,316.16

Accumulation units outstanding                         19,331.74    1,607,819.12
Accumulation unit value                            $        7.45   $       17.43

Annuitized units outstanding                                   -        2,948.43
Annuitized unit value                              $           -   $       17.43

SEE ACCOMPANYING NOTES.

                                                     HIGH GRADE     STRATEGIC                          MONEY           VALUE
                                                        BOND          YIELD           MANAGED          MARKET          GROWTH
                                                     SUBACCOUNT     SUBACCOUNT       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                   -----------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds, at market   $  14,248,591   $  10,954,544   $  21,787,077   $   4,015,249   $  13,832,555

LIABILITIES                                                    -               -               -               -               -
                                                   -----------------------------------------------------------------------------
Net assets                                         $  14,248,591   $  10,954,544   $  21,787,077   $   4,015,249   $  13,832,555
                                                   =============================================================================

NET ASSETS
Accumulation units                                 $  14,248,591   $  10,954,544   $  21,787,077   $   4,015,249   $  13,828,953
Contracts in annuitization period                              -               -               -               -           3,602
                                                   -----------------------------------------------------------------------------
Total net assets                                   $  14,248,591   $  10,954,544   $  21,787,077   $   4,015,249   $  13,832,555
                                                   =============================================================================

Investments in shares of mutual funds, at cost     $  13,691,922   $  11,601,900   $  21,431,601   $   4,015,249   $  16,440,362
Shares of mutual fund owned                         1,371,375.44    1,251,947.92    1,765,565.36    4,015,249.08    1,513,408.69

Accumulation units outstanding                        852,596.62      680,587.40    1,313,017.99      305,120.30    1,295,612.64
Accumulation unit value                            $       16.71   $       16.10   $       16.59   $       13.16   $       10.67

Annuitized units outstanding                                   -               -               -               -          337.44
Annuitized unit value                              $           -   $           -   $           -   $           -   $       10.67

                                                     CONTRAFUND        GROWTH
                                                     SUBACCOUNT      SUBACCOUNT
                                                   -----------------------------
ASSETS
Investments in shares of mutual funds, at market   $   7,991,536   $  10,940,228

LIABILITIES                                                    -               -
                                                   -----------------------------
Net assets                                         $   7,991,536   $  10,940,228
                                                   =============================

NET ASSETS
Accumulation units                                 $   7,991,536   $  10,939,821
Contracts in annuitization period                              -             407
                                                   -----------------------------
Total net assets                                   $   7,991,536   $  10,940,228
                                                   =============================

Investments in shares of mutual funds, at cost     $  10,479,807   $  20,371,415
Shares of mutual fund owned                           441,521.32      466,733.26

Accumulation units outstanding                        972,461.89    1,768,489.32
Accumulation unit value                            $        8.22   $        6.19

Annuitized units outstanding                                   -           65.72
Annuitized unit value                              $           -   $        6.19

SEE ACCOMPANYING NOTES.

                                                     FIDELITY
                                                     GROWTH &           HIGH
                                                      INCOME           INCOME        INDEX 500        MID-CAP        OVERSEAS
                                                    SUBACCOUNT       SUBACCOUNT      SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                   -----------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds, at market   $   4,529,705   $     548,971   $   8,924,397   $   1,177,068   $   2,381,739

LIABILITIES                                                    -               -               -               -               -
                                                   -----------------------------------------------------------------------------
Net assets                                         $   4,529,705   $     548,971   $   8,924,397   $   1,177,068   $   2,381,739
                                                   =============================================================================

NET ASSETS
Accumulation units                                 $   4,528,955   $     548,971   $   8,919,601   $   1,177,068   $   2,372,271
Contracts in annuitization period                            750               -           4,796               -           9,468
                                                   -----------------------------------------------------------------------------
Total net assets                                   $   4,529,705   $     548,971   $   8,924,397   $   1,177,068   $   2,381,739
                                                   =============================================================================

Investments in shares of mutual funds, at cost     $   6,071,908   $     542,626   $  12,865,587   $   1,275,990   $   4,231,561
Shares of mutual fund owned                           417,099.87       93,521.49       89,315.42       67,686.49      216,916.08

Accumulation units outstanding                        627,135.21       52,502.70    1,356,320.60      124,984.52      369,657.89
Accumulation unit value                            $        7.22   $       10.46   $        6.58   $        9.42   $        6.42

Annuitized units outstanding                              103.85               -          729.34               -        1,475.35
Annuitized unit value                              $        7.22   $           -   $        6.58   $           -   $        6.42

                                                                     FRANKLIN
                                                                     SMALL CAP
                                                      FRANKLIN         VALUE
                                                     SMALL CAP      SECURITIES
                                                     SUBACCOUNT     SUBACCOUNT
                                                   -----------------------------
ASSETS
Investments in shares of mutual funds, at market   $     350,112   $     640,381

LIABILITIES                                                    -               -
                                                   -----------------------------
Net assets                                         $     350,112   $     640,381
                                                   =============================

NET ASSETS
Accumulation units                                 $     350,112   $     639,821
Contracts in annuitized period                                 -             560
                                                   -----------------------------
Total net assets                                   $     350,112   $     640,381
                                                   =============================

Investments in shares of mutual funds, at cost     $     400,900   $     715,473
Shares of mutual fund owned                            27,567.87       66,636.92

Accumulation units outstanding                         43,007.32       62,358.30
Accumulation unit value                            $        8.14   $       10.26

Annuitized units outstanding                                   -           54.53
Annuitized unit value                              $           -   $       10.26

SEE ACCOMPANYING NOTES.

                                                                      MUTUAL         TEMPLETON
                                                   FRANKLIN  U.S.     SHARES          GROWTH          MID-CAP
                                                     GOVERNMENT     SECURITIES      SECURITIES         VALUE       SMALL COMPANY
                                                     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                                   -----------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds, at market   $   1,829,639   $     657,644   $     597,937   $     908,116   $     242,314

LIABILITIES                                                    -               -               -               -               -
                                                   -----------------------------------------------------------------------------
Net assets                                         $   1,829,639   $     657,644   $     597,937   $     908,116   $     242,314
                                                   =============================================================================

NET ASSETS
Accumulation units                                 $   1,829,639   $     657,644   $     597,937   $     907,182   $     242,314
Contracts in annuitized period                                 -               -               -             934               -
                                                   -----------------------------------------------------------------------------
Total net assets                                   $   1,829,639   $     657,644   $     597,937   $     908,116   $     242,314
                                                   =============================================================================

Investments in shares of mutual funds, at cost     $   1,798,849   $     740,382   $     716,383   $     924,960   $     285,178
Shares of mutual fund owned                           135,629.32       54,712.47       69,527.58       54,313.13       23,434.65

Accumulation units outstanding                        170,609.34       72,114.96       68,682.40       84,579.38       27,272.14
Accumulation unit value                            $       10.72   $        9.12   $        8.71   $       10.73   $        8.89

Annuitized units outstanding                                   -               -               -           87.01               -
Annuitized unit value                              $           -   $           -   $           -   $       10.73   $           -

                                                        S&P
                                                       MIDCAP         NASDAQ
                                                     400 INDEX       100 INDEX
                                                     SUBACCOUNT     SUBACCOUNT
                                                   -----------------------------
ASSETS
Investments in shares of mutual funds, at market   $   1,407,862   $     951,683

LIABILITIES                                                    -               -
                                                   -----------------------------
Net assets                                         $   1,407,862   $     951,683
                                                   =============================

NET ASSETS
Accumulation units                                 $   1,407,862   $     951,683
Contracts in annuitization period                              -               -
                                                   -----------------------------
Total net assets                                   $   1,407,862   $     951,683
                                                   =============================

Investments in shares of mutual funds, at cost         1,593,383       1,163,366
Shares of mutual fund owned                            35,832.59       68,269.94

Accumulation units outstanding                        140,545.21      113,052.64
Accumulation unit value                            $       10.02   $        8.42

Annuitized units outstanding                                   -               -
Annuitized unit value                              $           -   $           -

SEE ACCOMPANYING NOTES.

                                                    RUSSELL 2000                                        NEW          PERSONAL
                                                     SMALL CAP         EQUITY         MID-CAP         AMERICA        STRATEGY
                                                       INDEX           INCOME         GROWTH          GROWTH         BALANCED
                                                     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                   -----------------------------------------------------------------------------
ASSETS
Investments in shares of mutual funds, at market   $     836,706   $   2,525,934   $   6,199,755   $   2,643,889   $   8,094,682

LIABILITIES                                                    -               -               -               -               -
                                                   -----------------------------------------------------------------------------
Net assets                                         $     836,706   $   2,525,934   $   6,199,755   $   2,643,889   $   8,094,682
                                                   =============================================================================

NET ASSETS
Accumulation units                                 $     836,706   $   2,525,934   $   6,199,755   $   2,643,889   $   8,094,682
Contracts in annuitization period                              -               -               -               -               -
                                                   -----------------------------------------------------------------------------
Total net assets                                   $     836,706   $   2,525,934   $   6,199,755   $   2,643,889   $   8,094,682
                                                   =============================================================================

Investments in shares of mutual funds, at cost     $     971,955   $   2,849,148   $   7,698,206   $   4,355,641   $   9,208,525
Shares of mutual fund owned                            22,300.27      154,396.94      431,137.38      203,532.63      612,305.72

Accumulation units outstanding                         87,644.35      278,784.33      655,865.05      454,992.99      866,024.05
Accumulation unit value                            $        9.55   $        9.06   $        9.45   $        5.81   $        9.35

Annuitized units outstanding                                   -               -               -               -               -
Annuitized unit value                              $           -   $           -   $           -   $           -   $           -

                                                   INTERNATIONAL
                                                       STOCK
                                                    SUBACCOUNT
                                                   -------------
ASSETS
Investments in shares of mutual funds, at market   $   1,439,901

LIABILITIES                                                    -
                                                   -------------
Net assets                                         $   1,439,901
                                                   =============

NET ASSETS
Accumulation units                                 $   1,439,901
Contracts in annuitization period                              -
                                                   -------------
Total net assets                                   $   1,439,901
                                                   =============

Investments in shares of mutual funds, at cost     $   2,189,714
Shares of mutual fund owned                           155,496.88

Accumulation units outstanding                        226,602.99
Accumulation unit value                            $        6.35

Annuitized units outstanding                                   -
Annuitized unit value                              $           -

                        Farm Bureau Life Annuity Account

                            Statements of Operations

                          Year Ended December 31, 2002

                                                      ULTRA           VISTA
                                                    SUBACCOUNT      SUBACCOUNT
                                                   -----------------------------
Income:
   Dividends                                       $         726   $           -
Expenses:
   Mortality and expense risk                             (3,090)         (1,582)
                                                   -----------------------------
Net investment income (loss)                              (2,364)         (1,582)

Realized gain (loss) on investments:
   Realized gain (loss) on sale of fund shares            (5,749)           (878)
   Realized gain distributions                                 -               -
                                                   -----------------------------
Total realized gain (loss) on investments                 (5,749)           (878)

Change in unrealized appreciation/depreciation
   of investments                                        (61,350)        (31,989)
                                                   -----------------------------
Net increase (decrease) in net assets from
   operations                                      $     (69,463)  $     (34,449)
                                                   =============================

SEE ACCOMPANYING NOTES.

                                                                                     DREYFUS
                                                                    DISCIPLINED      GROWTH &      INTERNATIONAL      DREYFUS
                                                   APPRECIATION       STOCK           INCOME          EQUITY         SMALL CAP
                                                    SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                   -----------------------------------------------------------------------------
Income:
   Dividends                                       $       5,240   $         902   $       1,737   $       4,137   $         164
Expenses:
   Mortality and expense risk                             (3,419)         (1,094)         (2,725)         (1,164)         (4,964)
                                                   -----------------------------------------------------------------------------
Net investment income (loss)                               1,821            (192)           (988)          2,973          (4,800)

Realized gain (loss) on investments:
   Realized gain (loss) on sale of fund shares            (8,968)         (2,965)         (6,504)             73          (3,971)
   Realized gain distributions                                 -               -               -               -               -
                                                   -----------------------------------------------------------------------------
Total realized gain (loss) on investments                 (8,968)         (2,965)         (6,504)             73          (3,971)

Change in unrealized appreciation/depreciation
   of investments                                        (53,193)        (24,078)        (59,233)        (21,842)       (115,548)
                                                   -----------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                      $     (60,340)  $     (27,235)  $     (66,725)  $     (18,796)  $    (124,319)
                                                   =============================================================================

                                                      SOCIALLY
                                                    RESPONSIBLE
                                                       GROWTH        BLUE CHIP
                                                     SUBACCOUNT     SUBACCOUNT
                                                   -----------------------------
Income:
   Dividends                                       $          30   $     535,804
Expenses:
   Mortality and expense risk                             (1,033)       (400,695)
                                                   -----------------------------
Net investment income (loss)                              (1,003)        135,109

Realized gain (loss) on investments:
   Realized gain (loss) on sale of fund shares            (1,821)        168,441
   Realized gain distributions                                 -               -
                                                   -----------------------------
Total realized gain (loss) on investments                 (1,821)        168,441

Change in unrealized appreciation/depreciation
   of investments                                        (28,765)     (7,651,988)
                                                   -----------------------------
Net increase (decrease) in net assets from
   operations                                      $     (31,589)  $  (7,348,438)
                                                   =============================

SEE ACCOMPANYING NOTES.

                                                     HIGH GRADE      STRATEGIC                         MONEY           VALUE
                                                        BOND           YIELD          MANAGED          MARKET          GROWTH
                                                     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                   -----------------------------------------------------------------------------
Income:
   Dividends                                       $     618,251   $     761,213   $     704,173   $      49,044   $     283,811
Expenses:
   Mortality and expense risk                           (156,520)       (134,774)       (271,584)        (52,238)       (184,811)
                                                   -----------------------------------------------------------------------------
Net investment income (loss)                             461,731         626,439         432,589          (3,194)         99,000

Realized gain (loss) on investments:
   Realized gain (loss) on sale of fund shares             6,698        (255,323)        (48,102)              -        (771,266)
   Realized gain distributions                            10,755               -               -               -               -
                                                   -----------------------------------------------------------------------------
Total realized gain (loss) on investments                 17,453        (255,323)        (48,102)              -        (771,266)

Change in unrealized appreciation/depreciation
   of investments                                        369,414          57,879      (1,154,921)              -      (1,198,588)
                                                   -----------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                      $     848,598   $     428,995   $    (770,434)  $      (3,194)  $  (1,870,854)
                                                   =============================================================================

                                                    CONTRAFUND        GROWTH
                                                    SUBACCOUNT      SUBACCOUNT
                                                   -----------------------------
Income:
   Dividends                                       $      66,254   $      31,524
Expenses:
   Mortality and expense risk                           (103,306)       (158,592)
                                                   -----------------------------
Net investment income (loss)                             (37,052)       (127,068)

Realized gain (loss) on investments:
   Realized gain (loss) on sale of fund shares          (275,329)     (1,153,044)
   Realized gain distributions                                 -               -
                                                   -----------------------------
Total realized gain (loss) on investments               (275,329)     (1,153,044)

Change in unrealized appreciation/depreciation
   of investments                                       (631,155)     (3,577,569)
                                                   -----------------------------
Net increase (decrease) in net assets from
   operations                                      $    (943,536)  $  (4,857,681)
                                                   =============================

SEE ACCOMPANYING NOTES.

                                                     FIDELITY
                                                     GROWTH &          HIGH
                                                      INCOME          INCOME        INDEX 500        MID-CAP         OVERSEAS
                                                    SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                   -----------------------------------------------------------------------------
Income:
   Dividends                                       $      64,783   $      27,979   $     113,731   $       2,827   $      21,687
Expenses:
   Mortality and expense risk                            (60,629)         (4,882)       (115,894)         (9,652)        (34,353)
                                                   -----------------------------------------------------------------------------
Net investment income (loss)                               4,154          23,097          (2,163)         (6,825)        (12,666)

Realized gain (loss) on investments:
   Realized gain (loss) on sale of fund shares          (274,647)        (15,935)       (301,068)           (840)       (371,727)
   Realized gain distributions                                 -               -               -               -               -
                                                   -----------------------------------------------------------------------------
Total realized gain (loss) on investments               (274,647)        (15,935)       (301,068)           (840)       (371,727)

Change in unrealized appreciation/depreciation
   of investments                                       (707,071)          4,005      (2,225,538)       (102,272)       (263,064)
                                                   -----------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                      $    (977,564)  $      11,167   $  (2,528,769)  $    (109,937)  $    (647,457)
                                                   =============================================================================

                                                                    FRANKLIN
                                                                    SMALL CAP
                                                     FRANKLIN         VALUE
                                                    SMALL CAP       SECURITIES
                                                    SUBACCOUNT      SUBACCOUNT
                                                   -----------------------------
Income:
   Dividends                                       $         488   $       1,368
Expenses:
   Mortality and expense risk                             (2,427)         (4,307)
                                                   -----------------------------
Net investment income (loss)                              (1,939)         (2,939)

Realized gain (loss) on investments:
   Realized gain (loss) on sale of fund shares            (3,664)             13
   Realized gain distributions                                 -           9,569
                                                   -----------------------------
Total realized gain (loss) on investments                 (3,664)          9,582

Change in unrealized appreciation/depreciation
   of investments                                        (52,222)        (77,522)
                                                   -----------------------------
Net increase (decrease) in net assets from
   operations                                      $     (57,825)  $     (70,879)
                                                   =============================

SEE ACCOMPANYING NOTES.

                                                                      MUTUAL         TEMPLETON
                                                   FRANKLIN U.S.      SHARES          GROWTH         MID-CAP           SMALL
                                                    GOVERNMENT      SECURITIES      SECURITIES        VALUE           COMPANY
                                                    SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                                   -----------------------------------------------------------------------------
Income:
   Dividends                                       $      75,013   $       4,531   $       9,724   $         206   $         227
Expenses:
   Mortality and expense risk                            (13,944)         (5,810)         (5,088)         (7,157)         (2,024)
                                                   -----------------------------------------------------------------------------
Net investment income (loss)                              61,069          (1,279)          4,636          (6,951)         (1,797)

Realized gain (loss) on investments:
   Realized gain (loss) on sale of fund shares             1,592          (1,673)         (3,396)         14,205            (591)
   Realized gain distributions                                 -          11,234           9,562           2,738               -
                                                   -----------------------------------------------------------------------------
Total realized gain (loss) on investments                  1,592           9,561           6,166          16,943            (591)

Change in unrealized appreciation/depreciation
   of investments                                         31,576         (87,574)       (122,724)        (30,252)        (44,999)
                                                   -----------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                      $      94,237   $     (79,292)  $    (111,922)  $     (20,260)  $     (47,387)
                                                   =============================================================================

                                                       S&P
                                                      MIDCAP          NASDAQ
                                                    400 INDEX       100 INDEX
                                                    SUBACCOUNT      SUBACCOUNT
                                                   -----------------------------
Income:
   Dividends                                       $       3,437   $           -
Expenses:
   Mortality and expense risk                            (11,819)         (8,217)
                                                   -----------------------------
Net investment income (loss)                              (8,382)         (8,217)

Realized gain (loss) on investments:
   Realized gain (loss) on sale of fund shares             5,753         (64,272)
   Realized gain distributions                             3,198               -
                                                   -----------------------------
Total realized gain (loss) on investments                  8,951         (64,272)

Change in unrealized appreciation/depreciation
   of investments                                       (199,780)       (224,123)
                                                   -----------------------------
Net increase (decrease) in net assets from
   operations                                      $    (199,211)  $    (296,612)
                                                   =============================

SEE ACCOMPANYING NOTES.

                                                      RUSSELL                                          NEW           PERSONAL
                                                    2000 SMALL       EQUITY          MID-CAP         AMERICA         STRATEGY
                                                    CAP INDEX        INCOME          GROWTH          GROWTH          BALANCED
                                                    SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                   -----------------------------------------------------------------------------
Income:
   Dividends                                       $         506   $      35,167   $           -   $           -   $     205,043
Expenses:
   Mortality and expense risk                             (6,755)        (22,130)        (85,549)        (36,717)        (95,639)
                                                   -----------------------------------------------------------------------------
Net investment income (loss)                              (6,249)         13,037         (85,549)        (36,717)        109,404

Realized gain (loss) on investments:
   Realized gain (loss) on sale of fund shares            (6,572)        (14,037)        (47,790)       (292,294)       (124,412)
   Realized gain distributions                             2,912           1,192               -               -               -
                                                   -----------------------------------------------------------------------------
Total realized gain (loss) on investments                 (3,660)        (12,845)        (47,790)       (292,294)       (124,412)

Change in unrealized appreciation/depreciation
   of investments                                       (141,320)       (332,084)     (1,650,671)       (746,915)       (744,473)
                                                   -----------------------------------------------------------------------------
Net increase (decrease) in net assets from
   operations                                      $    (151,229)  $    (331,892)  $  (1,784,010)  $  (1,075,926)  $    (759,481)
                                                   =============================================================================

                                                   INTERNATIONAL
                                                      STOCK
                                                    SUBACCOUNT
                                                   -------------
Income:
   Dividends                                       $      15,590
Expenses:
   Mortality and expense risk                            (19,750)
                                                   -------------
Net investment income (loss)                              (4,160)

Realized gain (loss) on investments:
   Realized gain (loss) on sale of fund shares          (237,786)
   Realized gain distributions                             1,559
                                                   -------------
Total realized gain (loss) on investments               (236,227)

Change in unrealized appreciation/depreciation
   of investments                                       (108,303)
                                                   -------------
Net increase (decrease) in net assets from
   operations                                      $    (348,690)
                                                   =============

                        Farm Bureau Life Annuity Account

                       Statements of Changes in Net Assets

                                                               ULTRA
                                                             SUBACCOUNT
                                                    ----------------------------
                                                                    PERIOD FROM
                                                                     OCTOBER 1,
                                                                     2001 (DATE
                                                                     OPERATIONS
                                                                     COMMENCED)
                                                     YEAR ENDED       THROUGH
                                                    DECEMBER 31,    DECEMBER 31,
                                                        2002            2001
                                                    ----------------------------
Increase (decrease) in net assets from
   operations:
   Net investment income (loss)                     $     (2,364)   $       (152)
   Total realized gain (loss) on investments              (5,749)             11
   Change in unrealized appreciation/depreciation
      of investments                                     (61,350)          4,674
                                                    ----------------------------
Net increase (decrease) in net assets from
   operations                                            (69,463)          4,533

Contract transactions:
   Transfers of net premiums                             251,383          31,807
   Transfers of surrenders and death benefits             (3,763)              -
   Transfers of administrative charges                      (255)              -
   Transfers between subaccounts, including fixed
      interest subaccount                                113,682          53,419
                                                    ----------------------------
Net increase (decrease) in net assets from
   contract transactions                                 361,047          85,226
                                                    ----------------------------
Total increase (decrease) in net assets                  291,584          89,759

Net assets at beginning of period                         89,759               -
                                                    ----------------------------
Net assets at end of period                         $    381,343    $     89,759
                                                    ============================

SEE ACCOMPANYING NOTES.

                                                               VISTA                        APPRECIATION
                                                             SUBACCOUNT                      SUBACCOUNT
                                                    ----------------------------    ----------------------------
                                                                    PERIOD FROM                     PERIOD FROM
                                                                     OCTOBER 1,                      OCTOBER 1,
                                                                     2001 (DATE                      2001 (DATE
                                                                     OPERATIONS                      OPERATIONS
                                                                     COMMENCED)                      COMMENCED)
                                                     YEAR ENDED       THROUGH        YEAR ENDED       THROUGH
                                                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                        2002            2001            2002            2001
                                                    ----------------------------    ----------------------------
Increase (decrease) in net assets from
   operations:
   Net investment income (loss)                     $     (1,582)   $        (45)   $      1,821    $        322
   Total realized gain (loss) on investments                (878)              -          (8,968)              4
   Change in unrealized appreciation/depreciation
      of investments                                     (31,989)            571         (53,193)            323
                                                    ----------------------------    ----------------------------
Net increase (decrease) in net assets from
   operations                                            (34,449)            526         (60,340)            649

Contract transactions:
   Transfers of net premiums                             143,859           7,688         319,030          42,692
   Transfers of surrenders and death benefits             (6,112)              -         (39,797)              -
   Transfers of administrative charges                      (110)              -            (162)              -
   Transfers between subaccounts, including fixed
      interest subaccount                                 73,030          22,324         150,452          34,816
                                                    ----------------------------    ----------------------------
Net increase (decrease) in net assets from
   contract transactions                                 210,667          30,012         429,523          77,508
                                                    ----------------------------    ----------------------------
Total increase (decrease) in net assets                  176,218          30,538         369,183          78,157

Net assets at beginning of period                         30,538               -          78,157               -
                                                    ----------------------------    ----------------------------
Net assets at end of period                         $    206,756    $     30,538    $    447,340    $     78,157
                                                    ============================    ============================

                                                         DISCIPLINED STOCK
                                                             SUBACCOUNT
                                                    ----------------------------
                                                                     PERIOD FROM
                                                                     OCTOBER 1,
                                                                     2001 (DATE
                                                                     OPERATIONS
                                                                     COMMENCED)
                                                     YEAR ENDED       THROUGH
                                                    DECEMBER 31,    DECEMBER 31,
                                                        2002            2001
                                                    ----------------------------
Increase (decrease) in net assets
   from operations:
   Net investment income (loss)                     $       (192)   $         29
   Total realized gain (loss) on investments              (2,965)              -
   Change in unrealized appreciation/depreciation
      of investments                                     (24,078)            116
                                                    ----------------------------
Net increase (decrease) in net assets from
   operations                                            (27,235)            145

Contract transactions:
   Transfers of net premiums                              67,476           2,778
   Transfers of surrenders and death benefits             (3,086)              -
   Transfers of administrative charges                       (71)              -
   Transfers between subaccounts, including fixed
      interest subaccount                                 56,784          17,501
                                                    ----------------------------
Net increase (decrease) in net assets from
   contract transactions                                 121,103          20,279
                                                    ----------------------------
Total increase (decrease) in net assets                   93,868          20,424

Net assets at beginning of period                         20,424               -
                                                    ----------------------------
Net assets at end of period                         $    114,292    $     20,424
                                                    ============================

                                                      DREYFUS GROWTH & INCOME
                                                             SUBACCOUNT
                                                    ----------------------------
                                                                    PERIOD FROM
                                                                     OCTOBER 1,
                                                                     2001 (DATE
                                                                     OPERATIONS
                                                                     COMMENCED)
                                                     YEAR ENDED       THROUGH
                                                    DECEMBER 31,    DECEMBER 31,
                                                        2002            2001
                                                    ----------------------------
Increase (decrease) in net assets from
   operations:
   Net investment income (loss)                     $       (988)   $          9
   Total realized gain (loss) on investments              (6,504)            142
   Change in unrealized appreciation/depreciation
      of investments                                     (59,233)            863
                                                    ----------------------------
Net increase (decrease) in net assets from
   operations                                            (66,725)          1,014

Contract transactions:
   Transfers of net premiums                             191,035          15,995
   Transfers of surrenders and death benefits             (5,229)              -
   Transfers of administrative charges                      (208)              -
   Transfers between subaccounts, including fixed
      interest subaccount                                194,425          20,086
                                                    ----------------------------
Net increase (decrease) in net assets from
   contract transactions                                 380,023          36,081
                                                    ----------------------------
Total increase (decrease) in net assets                  313,298          37,095

Net assets at beginning of period                         37,095               -
                                                    ----------------------------
Net assets at end of period                         $    350,393    $     37,095
                                                    ============================

SEE ACCOMPANYING NOTES.

                                                        INTERNATIONAL EQUITY              DREYFUS SMALL CAP
                                                             SUBACCOUNT                      SUBACCOUNT
                                                    ----------------------------    ----------------------------
                                                                    PERIOD FROM                     PERIOD FROM
                                                                     OCTOBER 1,                      OCTOBER 1,
                                                                     2001 (DATE                      2001 (DATE
                                                                     OPERATIONS                      OPERATIONS
                                                                     COMMENCED)                      COMMENCED)
                                                     YEAR ENDED       THROUGH        YEAR ENDED       THROUGH
                                                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                        2002            2001            2002            2001
                                                    ----------------------------    ----------------------------
Increase (decrease) in net assets from
   operations:
   Net investment income (loss)                     $      2,973    $        105    $     (4,800)   $         20
   Total realized gain (loss) on investments                  73               2          (3,971)          1,491
   Change in unrealized appreciation/depreciation
      of investments                                     (21,842)            328        (115,548)           (158)
                                                    ----------------------------    ----------------------------
Net increase (decrease) in net assets from
   operations                                            (18,796)            435        (124,319)          1,353

Contract transactions:
   Transfers of net premiums                              82,189          10,387         583,779           6,444
   Transfers of surrenders and death benefits             (4,140)              -         (79,792)              -
   Transfers of administrative charges                       (86)              -            (300)              -
   Transfers between subaccounts, including fixed
      interest subaccount                                 64,888           4,475         306,136          25,296
                                                    ----------------------------    ----------------------------
Net increase (decrease) in net assets from
   contract transactions                                 142,851          14,862         809,823          31,740
                                                    ----------------------------    ----------------------------
Total increase (decrease) in net assets                  124,055          15,297         685,504          33,093

Net assets at beginning of period                         15,297               -          33,093               -
                                                    ----------------------------    ----------------------------
Net assets at end of period                         $    139,352    $     15,297    $    718,597    $     33,093
                                                    ============================    ============================

                                                    SOCIALLY RESPONSIBLE GROWTH
                                                             SUBACCOUNT
                                                    ----------------------------
                                                                    PERIOD FROM
                                                                     OCTOBER 1,
                                                                     2001 (DATE
                                                                     OPERATIONS
                                                                     COMMENCED)
                                                     YEAR ENDED       THROUGH
                                                    DECEMBER 31,    DECEMBER 31,
                                                        2002            2001
                                                    ----------------------------
Increase (decrease) in net assets from
   operations:
   Net investment income (loss)                     $     (1,003)   $        (20)
   Total realized gain (loss) on investments              (1,821)              -
   Change in unrealized appreciation/depreciation
      of investments                                     (28,765)            (17)
                                                    ----------------------------
Net increase (decrease) in net assets from
   operations                                            (31,589)            (37)

Contract transactions:
   Transfers of net premiums                              97,326           9,177
   Transfers of surrenders and death benefits               (281)              -
   Transfers of administrative charges                       (85)              -
   Transfers between subaccounts, including fixed
      interest subaccount                                 65,688           3,857
                                                    ----------------------------
Net increase (decrease) in net assets from
   contract transactions                                 162,648          13,034
                                                    ----------------------------
Total increase (decrease) in net assets                  131,059          12,997

Net assets at beginning of period                         12,997               -
                                                    ----------------------------
Net assets at end of period                         $    144,056    $     12,997
                                                    ============================

                                                              BLUE CHIP
                                                             SUBACCOUNT
                                                    ----------------------------
                                                       YEAR ENDED DECEMBER 31
                                                        2002            2001
                                                    ----------------------------
Increase (decrease) in net assets from
   operations:
   Net investment income (loss)                     $    135,109    $    124,046
   Total realized gain (loss) on investments             168,441       1,431,283
   Change in unrealized appreciation/depreciation
      of investments                                  (7,651,988)     (6,774,528)
                                                    ----------------------------
Net increase (decrease) in net assets from
   operations                                         (7,348,438)     (5,219,199)

Contract transactions:
   Transfers of net premiums                           2,995,780       3,086,053
   Transfers of surrenders and death benefits         (2,451,384)     (2,889,661)
   Transfers of administrative charges                   (67,985)        (72,876)
   Transfers between subaccounts, including fixed
      interest subaccount                             (1,781,336)       (506,889)
                                                    ----------------------------
Net increase (decrease) in net assets from
   contract transactions                              (1,304,925)       (383,373)
                                                    ----------------------------
Total increase (decrease) in net assets               (8,653,363)     (5,602,572)

Net assets at beginning of period                     36,725,789      42,328,361
                                                    ----------------------------
Net assets at end of period                         $ 28,072,426    $ 36,725,789
                                                    ============================

SEE ACCOMPANYING NOTES.

                                                           HIGH GRADE BOND                 STRATEGIC YIELD
                                                             SUBACCOUNT                      SUBACCOUNT
                                                    ----------------------------    ----------------------------
                                                       YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                        2002            2001            2002            2001
                                                    ----------------------------    ----------------------------
Increase (decrease) in net assets from
   operations:
   Net investment income (loss)                     $    461,731    $    414,844    $    626,439    $    571,503
   Total realized gain (loss) on investments              17,453          (7,801)       (255,323)       (100,165)
   Change in unrealized appreciation/depreciation
      of investments                                     369,414         206,359          57,879         124,775
                                                    ----------------------------    ----------------------------
Net increase (decrease) in net assets from
   operations                                            848,598         613,402         428,995         596,113

Contract transactions:
   Transfers of net premiums                           2,344,467       1,187,882       1,557,310       1,626,911
   Transfers of surrenders and death benefits         (1,043,994)       (658,256)       (742,274)       (702,474)
   Transfers of administrative charges                   (13,007)         (8,851)        (14,111)        (11,966)
   Transfers between subaccounts, including fixed
      interest subaccount                              2,113,734       1,549,191          19,415         640,190
                                                    ----------------------------    ----------------------------
Net increase (decrease) in net assets from
   contract transactions                               3,401,200       2,069,966         820,340       1,552,661
                                                    ----------------------------    ----------------------------
Total increase (decrease) in net assets                4,249,798       2,683,368       1,249,335       2,148,774

Net assets at beginning of period                      9,998,793       7,315,425       9,705,209       7,556,435
                                                    ----------------------------    ----------------------------
Net assets at end of period                         $ 14,248,591    $  9,998,793    $ 10,954,544    $  9,705,209
                                                    ============================    ============================

                                                              MANAGED
                                                             SUBACCOUNT
                                                    ----------------------------
                                                       YEAR ENDED DECEMBER 31
                                                        2002            2001
                                                    ----------------------------
Increase (decrease) in net assets from
   operations:
   Net investment income (loss)                     $    432,589    $    564,347
   Total realized gain (loss) on investments             (48,102)        (65,241)
   Change in unrealized appreciation/depreciation
      of investments                                  (1,154,921)        725,331
                                                    ----------------------------
Net increase (decrease) in net assets from
   operations                                           (770,434)      1,224,437

Contract transactions:
   Transfers of net premiums                           2,523,331       1,956,998
   Transfers of surrenders and death benefits         (1,214,231)     (1,617,651)
   Transfers of administrative charges                   (33,632)        (29,947)
   Transfers between subaccounts, including fixed
      interest subaccount                                363,329       1,370,774
                                                    ----------------------------
Net increase (decrease) in net assets from
   contract transactions                               1,638,797       1,680,174
                                                    ----------------------------
Total increase (decrease) in net assets                  868,363       2,904,611

Net assets at beginning of period                     20,918,714      18,014,103
                                                    ----------------------------
Net assets at end of period                         $ 21,787,077    $ 20,918,714
                                                    ============================

                                                            MONEY MARKET
                                                             SUBACCOUNT
                                                    ----------------------------
                                                       YEAR ENDED DECEMBER 31
                                                        2002            2001
                                                    ----------------------------
Increase (decrease) in net assets from
   operations:
   Net investment income (loss)                     $     (3,194)   $     97,588
   Total realized gain (loss) on investments                   -               -
   Change in unrealized appreciation/depreciation
      of investments                                           -               -
                                                    ----------------------------
Net increase (decrease) in net assets from
   operations                                             (3,194)         97,588

Contract transactions:
   Transfers of net premiums                          23,341,467      18,600,793
   Transfers of surrenders and death benefits           (487,747)       (530,918)
   Transfers of administrative charges                    (4,570)         (3,801)
   Transfers between subaccounts, including fixed
      interest subaccount                            (24,380,761)    (16,620,625)
                                                    ----------------------------
Net increase (decrease) in net assets from
   contract transactions                              (1,531,611)      1,445,449
                                                    ----------------------------
Total increase (decrease) in net assets               (1,534,805)      1,543,037

Net assets at beginning of period                      5,550,054       4,007,017
                                                    ----------------------------
Net assets at end of period                         $  4,015,249    $  5,550,054
                                                    ============================

SEE ACCOMPANYING NOTES.

                                                            VALUE GROWTH                     CONTRAFUND
                                                             SUBACCOUNT                      SUBACCOUNT
                                                    ----------------------------    ----------------------------
                                                       YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                        2002            2001            2002            2001
                                                    ----------------------------    ----------------------------
Increase (decrease) in net assets from
   operations:
   Net investment income (loss)                     $     99,000    $    109,623    $    (37,052)   $    (39,969)
   Total realized gain (loss) on investments            (771,266)       (482,679)       (275,329)         36,570
   Change in unrealized appreciation/depreciation
      of investments                                  (1,198,588)      1,154,217        (631,155)     (1,145,698)
                                                    ----------------------------    ----------------------------
Net increase (decrease) in net assets from
   operations                                         (1,870,854)        781,161        (943,536)     (1,149,097)

Contract transactions:
   Transfers of net premiums                           1,291,448       1,428,033       1,193,812       1,471,619
   Transfers of surrenders and death benefits           (908,144)     (1,016,232)       (391,375)       (310,337)
   Transfers of administrative charges                   (28,737)        (26,869)        (16,541)        (14,625)
   Transfers between subaccounts, including fixed
      interest subaccount                               (488,341)        816,048        (244,338)        124,917
                                                    ----------------------------    ----------------------------
Net increase (decrease) in net assets from
   contract transactions                                (133,774)      1,200,980         541,558       1,271,574
                                                    ----------------------------    ----------------------------
Total increase (decrease) in net assets               (2,004,628)      1,982,141        (401,978)        122,477

Net assets at beginning of period                     15,837,183      13,855,042       8,393,514       8,271,037
                                                    ----------------------------    ----------------------------
Net assets at end of period                         $ 13,832,555    $ 15,837,183    $  7,991,536    $  8,393,514
                                                    ============================    ============================

                                                               GROWTH
                                                             SUBACCOUNT
                                                    ----------------------------
                                                       YEAR ENDED DECEMBER 31
                                                        2002            2001
                                                    ----------------------------
Increase (decrease) in net assets from
   operations:
   Net investment income (loss)                     $   (127,068)   $   (173,614)
   Total realized gain (loss) on investments          (1,153,044)        625,847
   Change in unrealized appreciation/depreciation
      of investments                                  (3,577,569)     (3,604,971)
                                                    ----------------------------
Net increase (decrease) in net assets from
   operations                                         (4,857,681)     (3,152,738)

Contract transactions:
   Transfers of net premiums                           2,473,058       2,622,158
   Transfers of surrenders and death benefits           (804,660)       (584,161)
   Transfers of administrative charges                   (28,879)        (28,806)
   Transfers between subaccounts, including fixed
      interest subaccount                               (809,893)        194,365
                                                    ----------------------------
Net increase (decrease) in net assets from
   contract transactions                                 829,626       2,203,556
                                                    ----------------------------
Total increase (decrease) in net assets               (4,028,055)       (949,182)

Net assets at beginning of period                     14,968,283      15,917,465
                                                    ----------------------------
Net assets at end of period                         $ 10,940,228    $ 14,968,283
                                                    ============================

                                                      FIDELITY GROWTH & INCOME
                                                             SUBACCOUNT
                                                    ----------------------------
                                                       YEAR ENDED DECEMBER 31
                                                        2002            2001
                                                    ----------------------------
Increase (decrease) in net assets from
   operations:
   Net investment income (loss)                     $      4,154    $      1,399
   Total realized gain (loss) on investments            (274,647)         45,408
   Change in unrealized appreciation/depreciation
      of investments                                    (707,071)       (602,559)
                                                    ----------------------------
Net increase (decrease) in net assets from
   operations                                           (977,564)       (555,752)

Contract transactions:
   Transfers of net premiums                             625,453         817,678
   Transfers of surrenders and death benefits           (387,311)       (426,231)
   Transfers of administrative charges                    (9,159)         (7,983)
   Transfers between subaccounts, including fixed
      interest subaccount                                (59,170)        179,564
                                                    ----------------------------
Net increase (decrease) in net assets from
   contract transactions                                 169,813         563,028
                                                    ----------------------------
Total increase (decrease) in net assets                 (807,751)          7,276

Net assets at beginning of period                      5,337,456       5,330,180
                                                    ----------------------------
Net assets at end of period                         $  4,529,705    $  5,337,456
                                                    ============================

SEE ACCOMPANYING NOTES.

                                                             HIGH INCOME                     INDEX 500
                                                             SUBACCOUNT                      SUBACCOUNT
                                                    ----------------------------    ----------------------------
                                                                    PERIOD FROM
                                                                     OCTOBER 1,
                                                                     2001 (DATE
                                                                     OPERATIONS
                                                                     COMMENCED)
                                                     YEAR ENDED       THROUGH
                                                    DECEMBER 31,    DECEMBER 31,       YEAR ENDED DECEMBER 31
                                                        2002           2001             2002            2001
                                                    ----------------------------    ----------------------------
Increase (decrease) in net assets from
   operations:
   Net investment income (loss)                     $     23,097    $       (327)   $     (2,163)   $    (16,086)
   Total realized gain (loss) on investments             (15,935)              8        (301,068)       (161,824)
   Change in unrealized appreciation/depreciation
      of investments                                       4,005           2,340      (2,225,538)     (1,130,989)
                                                    ----------------------------    ----------------------------
Net increase (decrease) in net assets from
   operations                                             11,167           2,021      (2,528,769)     (1,308,899)

Contract transactions:
   Transfers of net premiums                             234,650          30,953       2,078,294       1,870,817
   Transfers of surrenders and death benefits            (56,695)              -        (450,689)       (550,176)
   Transfers of administrative charges                      (188)              -         (18,983)        (16,703)
   Transfers between subaccounts, including fixed
      interest subaccount                                124,107         202,956         213,527         356,957
                                                    ----------------------------    ----------------------------
Net increase (decrease) in net assets from
   contract transactions                                 301,874         233,909       1,822,149       1,660,895
                                                    ----------------------------    ----------------------------
Total increase (decrease) in net assets                  313,041         235,930        (706,620)        351,996
Net assets at beginning of period                        235,930               -       9,631,017       9,279,021
                                                    ----------------------------    ----------------------------
Net assets at end of period                         $    548,971    $    235,930    $  8,924,397    $  9,631,017
                                                    ============================    ============================
                                                               MID-CAP
                                                             SUBACCOUNT
                                                    ----------------------------
                                                                    PERIOD FROM
                                                                     OCTOBER 1,
                                                                     2001 (DATE
                                                                     OPERATIONS
                                                                     COMMENCED)
                                                     YEAR ENDED       THROUGH
                                                    DECEMBER 31,    DECEMBER 31,
                                                        2002            2001
                                                    ----------------------------
Increase (decrease) in net assets from
   operations:
   Net investment income (loss)                     $     (6,825)   $       (109)
   Total realized gain (loss) on investments                (840)             32
   Change in unrealized appreciation/depreciation
      of investments                                    (102,272)          3,350
                                                    ----------------------------
Net increase (decrease) in net assets from
   operations                                           (109,937)          3,273

Contract transactions:
   Transfers of net premiums                             758,992          45,684
   Transfers of surrenders and death benefits            (85,645)              -
   Transfers of administrative charges                      (664)              -
   Transfers between subaccounts, including fixed
      interest subaccount                                498,448          66,917
                                                    ----------------------------
Net increase (decrease) in net assets from
   contract transactions                               1,171,131         112,601
                                                    ----------------------------
Total increase (decrease) in net assets                1,061,194         115,874

Net assets at beginning of period                        115,874               -
                                                    ----------------------------
Net assets at end of period                         $  1,177,068    $    115,874
                                                    ============================

                                                              OVERSEAS
                                                             SUBACCOUNT
                                                    ----------------------------
                                                       YEAR ENDED DECEMBER 31
                                                        2002            2001
                                                    ----------------------------
Increase (decrease) in net assets from
   operations:
   Net investment income (loss)                     $    (12,666)   $    118,848
   Total realized gain (loss) on investments            (371,727)          5,254
   Change in unrealized appreciation/depreciation
      of investments                                    (263,064)       (918,925)
                                                    ----------------------------
Net increase (decrease) in net assets from
   operations                                           (647,457)       (794,823)

Contract transactions:
   Transfers of net premiums                             379,938         640,522
   Transfers of surrenders and death benefits           (129,187)       (145,850)
   Transfers of administrative charges                    (6,211)         (6,824)
   Transfers between subaccounts, including fixed
      interest subaccount                               (213,744)        (73,625)
                                                    ----------------------------
Net increase (decrease) in net assets from
   contract transactions                                  30,796         414,223
                                                    ----------------------------
Total increase (decrease) in net assets                 (616,661)       (380,600)

Net assets at beginning of period                      2,998,400       3,379,000
                                                    ----------------------------
Net assets at end of period                         $  2,381,739    $  2,998,400
                                                    ============================

                                                                                         FRANKLIN SMALL CAP
                                                         FRANKLIN SMALL CAP               VALUE SECURITIES
                                                             SUBACCOUNT                      SUBACCOUNT
                                                    ----------------------------    ----------------------------
                                                                    PERIOD FROM                     PERIOD FROM
                                                                     OCTOBER 1,                      OCTOBER 1,
                                                                     2001 (DATE                      2001 (DATE
                                                                     OPERATIONS                      OPERATIONS
                                                                     COMMENCED)                      COMMENCED)
                                                     YEAR ENDED       THROUGH        YEAR ENDED       THROUGH
                                                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                        2002            2001            2002            2001
                                                    ----------------------------    ----------------------------
Increase (decrease) in net assets from
   operations:
   Net investment income (loss)                     $     (1,939)   $        (34)   $     (2,939)   $        (43)
   Total realized gain (loss) on investments              (3,664)             29           9,582               6
   Change in unrealized appreciation/depreciation
      of investments                                     (52,222)          1,434         (77,522)          2,430
                                                    ----------------------------    ----------------------------
Net increase (decrease) in net assets from
   operations                                            (57,825)          1,429         (70,879)          2,393

Contract transactions:
   Transfers of net premiums                             257,042           7,280         320,852          11,782
   Transfers of surrenders and death benefits             (2,853)              -          (7,254)            (15)
   Transfers of administrative charges                      (224)             (1)           (307)              -
   Transfers between subaccounts, including fixed
      interest subaccount                                118,335          26,929         357,022          26,787
                                                    ----------------------------    ----------------------------
Net increase (decrease) in net assets from
   contract transactions                                 372,300          34,208         670,313          38,554
                                                    ----------------------------    ----------------------------
Total increase (decrease) in net assets                  314,475          35,637         599,434          40,947

Net assets at beginning of period                         35,637               -          40,947               -
                                                    ----------------------------    ----------------------------
Net assets at end of period                         $    350,112    $     35,637    $    640,381    $     40,947
                                                    ============================    ============================

                                                      FRANKLIN U.S. GOVERNMENT
                                                             SUBACCOUNT
                                                    ----------------------------
                                                                    PERIOD FROM
                                                                     OCTOBER 1,
                                                                     2001 (DATE
                                                                     OPERATIONS
                                                                     COMMENCED)
                                                     YEAR ENDED       THROUGH
                                                    DECEMBER 31,    DECEMBER 31,
                                                        2002            2001
                                                    ----------------------------
Increase (decrease) in net assets from
   operations:
   Net investment income (loss)                     $     61,069    $       (317)
   Total realized gain (loss) on investments               1,592             (17)
   Change in unrealized appreciation/depreciation
      of investments                                      31,576            (786)
                                                    ----------------------------
Net increase (decrease) in net assets from
   operations                                             94,237           1,120

Contract transactions:
   Transfers of net premiums                             515,629          45,963
   Transfers of surrenders and death benefits            (60,549)              -
   Transfers of administrative charges                      (509)              -
   Transfers between subaccounts, including fixed
      interest subaccount                              1,038,804         197,184
                                                    ----------------------------
Net increase (decrease) in net assets from
   contract transactions                               1,493,375         243,147
                                                    ----------------------------
Total increase (decrease) in net assets                1,587,612         242,027

Net assets at beginning of period                        242,027               -
                                                    ----------------------------
Net assets at end of period                         $  1,829,639    $    242,027
                                                    ============================

                                                      MUTUAL SHARES SECURITIES
                                                             SUBACCOUNT
                                                    ----------------------------
                                                                    PERIOD FROM
                                                                     OCTOBER 1,
                                                                     2001 (DATE
                                                                     OPERATIONS
                                                                     COMMENCED)
                                                     YEAR ENDED       THROUGH
                                                    DECEMBER 31,    DECEMBER 31,
                                                        2002            2001
                                                    ----------------------------
Increase (decrease) in net assets from
   operations:
   Net investment income (loss)                     $     (1,279)   $       (184)
   Total realized gain (loss) on investments               9,561              58
   Change in unrealized appreciation/depreciation
      of investments                                     (87,574)          4,836
                                                    ----------------------------
Net increase (decrease) in net assets from
   operations                                            (79,292)          4,710

Contract transactions:
   Transfers of net premiums                             320,855          27,251
   Transfers of surrenders and death benefits             (4,181)              -
   Transfers of administrative charges                      (347)              -
   Transfers between subaccounts, including fixed
      interest subaccount                                282,803         105,845
                                                    ----------------------------
Net increase (decrease) in net assets from
   contract transactions                                 599,130         133,096
                                                    ----------------------------
Total increase (decrease) in net assets                  519,838         137,806

Net assets at beginning of period                        137,806               -
                                                    ----------------------------
Net assets at end of period                         $    657,644    $    137,806
                                                    ============================

                                                          TEMPLETON GROWTH
                                                             SECURITIES                    MID-CAP VALUE
                                                             SUBACCOUNT                      SUBACCOUNT
                                                    ----------------------------    ----------------------------
                                                                     PERIOD FROM                     PERIOD FROM
                                                                     OCTOBER 1,                      OCTOBER 1,
                                                                     2001 (DATE                      2001 (DATE
                                                                     OPERATIONS                      OPERATIONS
                                                                     COMMENCED)                      COMMENCED)
                                                     YEAR ENDED       THROUGH        YEAR ENDED       THROUGH
                                                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                        2002            2001            2002            2001
                                                    ----------------------------    ----------------------------
Increase (decrease) in net assets from
   operations:
   Net investment income (loss)                     $      4,636    $       (171)   $     (6,951)   $       (333)
   Total realized gain (loss) on investments               6,166              11          16,943              66
   Change in unrealized appreciation/depreciation
      of investments                                    (122,724)          4,278         (30,252)         13,408
                                                    ----------------------------    ----------------------------
Net increase (decrease) in net assets from
   operations                                           (111,922)          4,118         (20,260)         13,141

Contract transactions:
   Transfers of net premiums                             478,768          36,089         436,124          46,164
   Transfers of surrenders and death benefits            (58,633)              -          (7,111)            (24)
   Transfers of administrative charges                      (245)             (3)           (344)             (2)
   Transfers between subaccounts, including fixed
      interest subaccount                                177,608          72,157         313,442         126,986
                                                    ----------------------------    ----------------------------
Net increase (decrease) in net assets from
   contract transactions                                 597,498         108,243         742,111         173,124
                                                    ----------------------------    ----------------------------
Total increase (decrease) in net assets                  485,576         112,361         721,851         186,265

Net assets at beginning of period                        112,361               -         186,265               -
                                                    ----------------------------    ----------------------------
Net assets at end of period                         $    597,937    $    112,361    $    908,116    $    186,265
                                                    ============================    ============================

                                                           SMALL COMPANY
                                                             SUBACCOUNT
                                                    ----------------------------
                                                                    PERIOD FROM
                                                                     OCTOBER 1,
                                                                     2001 (DATE
                                                                     OPERATIONS
                                                                     COMMENCED)
                                                     YEAR ENDED       THROUGH
                                                    DECEMBER 31,    DECEMBER 31,
                                                        2002           2001
                                                    ----------------------------
Increase (decrease) in net assets from
   operations:
   Net investment income (loss)                     $     (1,797)   $        (41)
   Total realized gain (loss) on investments                (591)             76
   Change in unrealized appreciation/depreciation
      of investments                                     (44,999)          2,135
                                                    ----------------------------
Net increase (decrease) in net assets from
   operations                                            (47,387)          2,170

Contract transactions:
   Transfers of net premiums                             136,508           9,723
   Transfers of surrenders and death benefits             (4,337)              -
   Transfers of administrative charges                      (180)              -
   Transfers between subaccounts, including fixed
      interest subaccount                                110,655          35,162
                                                    ----------------------------
Net increase (decrease) in net assets from
   contract transactions                                 242,646          44,885
                                                    ----------------------------
Total increase (decrease) in net assets                  195,259          47,055

Net assets at beginning of period                         47,055               -
                                                    ----------------------------
Net assets at end of period                         $    242,314    $     47,055
                                                    ============================

                                                             S&P MIDCAP
                                                             400 INDEX
                                                             SUBACCOUNT
                                                    ----------------------------
                                                                    PERIOD FROM
                                                                     OCTOBER 1,
                                                                    2001 (DATE
                                                                    OPERATIONS
                                                                     COMMENCED)
                                                     YEAR ENDED       THROUGH
                                                    DECEMBER 31,    DECEMBER 31,
                                                        2002           2001
                                                    ----------------------------
Increase (decrease) in net assets from
   operations:
   Net investment income (loss)                     $     (8,382)   $       (331)
   Total realized gain (loss) on investments               8,951             203
   Change in unrealized appreciation/depreciation
      of investments                                    (199,780)         14,259
                                                    ----------------------------
Net increase (decrease) in net assets from
   operations                                           (199,211)         14,131

Contract transactions:
   Transfers of net premiums                             705,863          52,663
   Transfers of surrenders and death benefits            (22,763)              -
   Transfers of administrative charges                      (799)             (3)
   Transfers between subaccounts, including fixed
      interest subaccount                                646,510         211,471
                                                    ----------------------------
Net increase (decrease) in net assets from
   contract transactions                               1,328,811         264,131
                                                    ----------------------------
Total increase (decrease) in net assets                1,129,600         278,262

Net assets at beginning of period                        278,262               -
                                                    ----------------------------
Net assets at end of period                         $  1,407,862    $    278,262
                                                    ============================

                                                                                            RUSSELL 2000
                                                          NASDAQ 100 INDEX                SMALL CAP INDEX
                                                             SUBACCOUNT                      SUBACCOUNT
                                                    ----------------------------    ----------------------------
                                                                    PERIOD FROM                     PERIOD FROM
                                                                     OCTOBER 1,                      OCTOBER 1,
                                                                     2001 (DATE                      2001 (DATE
                                                                     OPERATIONS                      OPERATIONS
                                                                     COMMENCED)                      COMMENCED)
                                                     YEAR ENDED       THROUGH        YEAR ENDED       THROUGH
                                                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                        2002           2001             2002           2001
                                                    ----------------------------    ----------------------------
Increase (decrease) in net assets from
   operations:
   Net investment income (loss)                     $     (8,217)   $       (474)   $     (6,249)   $        (19)
   Total realized gain (loss) on investments             (64,272)            533          (3,660)            864
   Change in unrealized appreciation/depreciation
      of investments                                    (224,123)         12,440        (141,320)          6,071
                                                    ----------------------------    ----------------------------
Net increase (decrease) in net assets from
   operations                                           (296,612)         12,499        (151,229)          6,916

Contract transactions:
   Transfers of net premiums                             555,087          73,717         439,902          46,371
   Transfers of surrenders and death benefits             (7,662)              -         (11,206)              -
   Transfers of administrative charges                      (882)            (35)           (468)             (1)
   Transfers between subaccounts, including fixed
      interest subaccount                                412,863         202,708         425,774          80,647
                                                    ----------------------------    ----------------------------
Net increase (decrease) in net assets from
   contract transactions                                 959,406         276,390         854,002         127,017
                                                    ----------------------------    ----------------------------
Total increase (decrease) in net assets                  662,794         288,889         702,773         133,933

Net assets at beginning of period                        288,889               -         133,933               -
                                                    ----------------------------    ----------------------------
Net assets at end of period                         $    951,683    $    288,889    $    836,706    $    133,933
                                                    ============================    ============================

                                                           EQUITY INCOME
                                                             SUBACCOUNT
                                                    ----------------------------
                                                                    PERIOD FROM
                                                                     OCTOBER 1,
                                                                     2001 (DATE
                                                                     OPERATIONS
                                                                     COMMENCED)
                                                     YEAR ENDED       THROUGH
                                                    DECEMBER 31,    DECEMBER 31,
                                                        2002            2001
                                                    ----------------------------
Increase (decrease) in net assets from
   operations:
   Net investment income (loss)                     $     13,037    $        492
   Total realized gain (loss) on investments             (12,845)          2,960
   Change in unrealized appreciation/depreciation
      of investments                                    (332,084)          8,870
                                                    ----------------------------
Net increase (decrease) in net assets from
   operations                                           (331,892)         12,322

Contract transactions:
   Transfers of net premiums                           1,341,513         133,553
   Transfers of surrenders and death benefits           (106,844)              -
   Transfers of administrative charges                    (1,306)             (9)
   Transfers between subaccounts, including fixed
      interest subaccount                              1,209,801         268,796
                                                    ----------------------------
Net increase (decrease) in net assets from
   contract transactions                               2,443,164         402,340
                                                    ----------------------------
Total increase (decrease) in net assets                2,111,272         414,662

Net assets at beginning of period                        414,662               -
                                                    ----------------------------
Net assets at end of period                         $  2,525,934    $    414,662
                                                    ============================

                                                           MID-CAP GROWTH
                                                             SUBACCOUNT
                                                    ----------------------------
                                                       YEAR ENDED DECEMBER 31
                                                        2002            2001
                                                    ----------------------------
Increase (decrease) in net assets from
   operations:
   Net investment income (loss)                     $    (85,549)   $    (87,578)
   Total realized gain (loss) on investments             (47,790)         58,696
   Change in unrealized appreciation/depreciation
      of investments                                  (1,650,671)       (111,576)
                                                    ----------------------------
Net increase (decrease) in net assets from
   operations                                         (1,784,010)       (140,458)

Contract transactions:
   Transfers of net premiums                             931,595       1,337,537
   Transfers of surrenders and death benefits           (323,625)       (375,923)
   Transfers of administrative charges                   (14,435)        (12,205)
   Transfers between subaccounts, including fixed
      interest subaccount                               (329,014)        446,202
                                                    ----------------------------
Net increase (decrease) in net assets from
   contract transactions                                 264,521       1,395,611
                                                    ----------------------------
Total increase (decrease) in net assets               (1,519,489)      1,255,153

Net assets at beginning of period                      7,719,244       6,464,091
                                                    ----------------------------
Net assets at end of period                         $  6,199,755    $  7,719,244
                                                    ============================

SEE ACCOMPANYING NOTES.

                                                         NEW AMERICA GROWTH          PERSONAL STRATEGY BALANCED
                                                             SUBACCOUNT                      SUBACCOUNT
                                                    ----------------------------    ----------------------------
                                                       YEAR ENDED DECEMBER 31          YEAR ENDED DECEMBER 31
                                                        2002            2001            2002            2001
                                                    ----------------------------    ----------------------------
Increase (decrease) in net assets from
   operations:
   Net investment income (loss)                     $    (36,717)   $    (40,379)   $    109,404    $    103,959
   Total realized gain (loss) on investments            (292,294)        (42,281)       (124,412)        (49,938)
   Change in unrealized appreciation/depreciation
      of investments                                    (746,915)       (359,399)       (744,473)       (250,264)
                                                    ----------------------------    ----------------------------
Net increase (decrease) in net assets from
   operations                                         (1,075,926)       (442,059)       (759,481)       (196,243)

Contract transactions:
   Transfers of net premiums                             527,448         623,007       2,187,503       1,126,790
   Transfers of surrenders and death benefits           (219,232)       (139,961)       (609,191)       (333,554)
   Transfers of administrative charges                    (6,746)         (6,476)        (11,750)         (8,648)
   Transfers between subaccounts, including fixed
      interest subaccount                                (24,407)        184,386         582,990         744,266
                                                    ----------------------------    ----------------------------
Net increase (decrease) in net assets from
   contract transactions                                 277,063         660,956       2,149,552       1,528,854
                                                    ----------------------------    ----------------------------
Total increase (decrease) in net assets                 (798,863)        218,897       1,390,071       1,332,611

Net assets at beginning of period                      3,442,752       3,223,855       6,704,611       5,372,000
                                                    ----------------------------    ----------------------------
Net assets at end of period                         $  2,643,889    $  3,442,752    $  8,094,682    $  6,704,611
                                                    ============================    ============================

                                                        INTERNATIONAL STOCK
                                                             SUBACCOUNT
                                                    ----------------------------
                                                       YEAR ENDED DECEMBER 31
                                                        2002            2001
                                                    ----------------------------
Increase (decrease) in net assets from
   operations:
   Net investment income (loss)                     $     (4,160)   $     13,705
   Total realized gain (loss) on investments            (236,227)       (134,667)
   Change in unrealized appreciation/depreciation
      of investments                                    (108,303)       (345,915)
                                                    ----------------------------
Net increase (decrease) in net assets from
   operations                                           (348,690)       (466,877)

Contract transactions:
   Transfers of net premiums                             289,068         481,250
   Transfers of surrenders and death benefits            (65,165)       (141,698)
   Transfers of administrative charges                    (3,457)         (3,464)
   Transfers between subaccounts, including fixed
      interest subaccount                                (82,044)         10,752
                                                    ----------------------------
Net increase (decrease) in net assets from
   contract transactions                                 138,402         346,840
                                                    ----------------------------
Total increase (decrease) in net assets                 (210,288)       (120,037)

Net assets at beginning of period                      1,650,189       1,770,223
                                                    ----------------------------
Net assets at end of period                         $  1,439,901    $  1,650,186
                                                    ============================

                        Farm Bureau Life Annuity Account

                          Notes to Financial Statements

                                December 31, 2002

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Farm Bureau Life Annuity Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Farm Bureau Life Insurance Company (the Company) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce, of the State of Iowa. The Account is a funding vehicle for individual variable annuity contracts issued by the Company.

At the direction of eligible contract owners, the Account invests in thirty-six investment subaccounts which, in turn, own shares of the following open-end registered investment companies (the Funds):

   SUBACCOUNT                                        INVESTS EXCLUSIVELY IN SHARES OF
   ----------------------------------------------------------------------------------------------------
                                                     American Century Variable Portfolios, Inc.:
   Ultra(1)                                             VP Ultra(R) Fund
   Vista(1)                                             VP Vista(SM) Fund
                                                     Dreyfus Variable Investment Fund:
   Appreciation(1)                                      Appreciation Portfolio
   Disciplined Stock(1)                                 Disciplined Stock Portfolio
   Dreyfus Growth & Income(1)                           Growth and Income Portfolio
   International Equity(1)                              International Equity Portfolio
   Dreyfus Small Cap(1)                                 Small Cap Portfolio
   Socially Responsible Growth(1)                    The Dreyfus Socially Responsible Growth Fund, Inc.
                                                     EquiTrust Variable Insurance Series Fund:
   Blue Chip                                            Blue Chip Portfolio
   High Grade Bond                                      High Grade Bond Portfolio
   Strategic Yield(2)                                   Strategic Yield Portfolio
   Managed                                              Managed Portfolio
   Money Market                                         Money Market Portfolio
   Value Growth                                         Value Growth Portfolio
                                                     Fidelity Variable Insurance Products Funds:
   Contrafund                                           Contrafund(R) Portfolio
   Growth                                               Growth Portfolio
   Fidelity Growth & Income                             Growth & Income Portfolio
   High Income(1)                                       High Income Portfolio
   Index 500                                            Index 500 Portfolio
   Mid-Cap(1)                                           Mid Cap Portfolio
   Overseas                                             Overseas Portfolio

   SUBACCOUNT                                        INVESTS EXCLUSIVELY IN SHARES OF
   ----------------------------------------------------------------------------------------------------
                                                     Franklin Templeton Variable Insurance Products Trust:
   Franklin Small Cap(1)                                Franklin Small Cap Fund
   Franklin Small Cap Value Securities(1),(3)           Franklin Small Cap Value Securities Fund
   Franklin U.S. Government(1)                          Franklin U.S. Government Fund
   Mutual Shares Securities(1)                          Mutual Shares Securities Fund
   Templeton Growth Securities(1)                       Templeton Growth Securities Fund
                                                     J.P. Morgan Series Trust II:
   Mid-Cap Value(1)                                     J.P. Morgan Mid Cap Value Portfolio
   Small Company(1)                                     J.P. Morgan Small Company Portfolio
                                                     Summit Mutual Funds, Inc. - Pinnacle Series:
   S&P MidCap 400 Index(1)                              S&P MidCap 400 Index Portfolio
   Nasdaq 100 Index(1)                                  Nasdaq - 100 Index Portfolio
   Russell 2000 Small Cap Index(1)                      Russell 2000 Small Cap Index Portfolio
                                                     T. Rowe Price Equity Series Inc.:
   Equity Income(1)                                     Equity Income Portfolio
   Mid-Cap Growth                                       Mid-Cap Growth Portfolio
   New America Growth                                   New America Growth Portfolio
   Personal Strategy Balanced                           Personal Strategy Balanced Portfolio
                                                     T. Rowe Price International Series, Inc.:
   International Stock                                  International Stock Portfolio

   (1) Commenced operations on October 1, 2001.
   (2) Formerly High Yield Bond.
   (3) Formerly Franklin Value Securities.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

INVESTMENTS

Investments in shares of the Funds are stated at market value, which is the closing net asset value per share as determined by the Funds. The first-in, first-out cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the Funds on the payable date.

CONTRACTS IN ANNUITIZATION PERIOD

Net assets allocated to contracts in the annuitization period are computed according to the Annuity 2000 Mortality Table, with an assumed investment return of 5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

The preparation of the Account's financial statements and accompanying notes in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

2. EXPENSE CHARGES AND RELATED PARTY TRANSACTIONS

PAID TO THE COMPANY

The Account pays the Company certain amounts relating to the distribution and administration of the contracts funded by the Account and as reimbursement for certain mortality and other risks assumed by the Company. The Company made changes to certain of these amounts effective September 1, 2002. The following summarizes those amounts.

MORTALITY AND EXPENSE RISK CHARGES: The Company deducts a daily mortality and expense risk charge from the Account at an effective annual rate of 1.25% of the average daily net asset value of the Account. These charges are assessed in return for the Company's assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with contracts issued.

ADMINISTRATIVE CHARGE: Prior to the annuity payment period, the Company will deduct an annual administrative charge of $30 to reimburse it for administrative expenses related to the contract. A portion of this charge may be deducted from funds held in the fixed interest subaccount.

SURRENDER CHARGE: A surrender charge is imposed in the event of a full or partial surrender during the first six contract years. A contract owner may annually surrender a maximum of 10% of the cash value without incurring a surrender charge. The amount charged is 7% effective September 1, 2002 (6% prior to September 1, 2002) of the amount surrendered during the first contract year and declines by 1% in each of the next five contract years. No surrender charge is deducted if the partial surrender or surrender occurs after six full contract years.

TRANSFER CHARGE: A transfer charge of $10 effective September 1, 2002 ($25 prior to September 1, 2002) may be imposed for the thirteenth and each subsequent transfer between subaccounts in any one contract year.

PAID TO AFFILIATES

Management fees are paid indirectly to EquiTrust Investment Management Services, Inc., an affiliate of the Company, in its capacity as manager of the EquiTrust Variable Insurance Series Fund. The management agreement provides for an annual fee based on the portfolio's average daily net assets as follows: Blue Chip Portfolio - 0.20%; High Grade Bond Portfolio - 0.30%; Strategic Yield Portfolio
- 0.45%; Managed Portfolio - 0.45%; Money Market Portfolio - 0.25%; and Value Growth Portfolio - 0.45%.

3. FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount were as follows during the year ended December 31, 2002:

                                                    COST OF              PROCEEDS
   SUBACCOUNT                                      PURCHASES            FROM SALES
   --------------------------------------------------------------------------------
   Ultra                                         $    402,106          $     43,423
   Vista                                              218,878                 9,793
   Appreciation                                       508,308                76,964
   Disciplined Stock                                  134,183                13,272
   Dreyfus Growth & Income                            415,636                36,601
   International Equity                               162,041                16,217
   Dreyfus Small Cap                                  829,275                24,252
   Socially Responsible Growth                        168,171                 6,526
   Blue Chip                                        2,475,977             3,645,793
   High Grade Bond                                  5,160,894             1,287,208
   Strategic Yield                                  2,940,145             1,493,366
   Managed                                          4,470,173             2,398,787
   Money Market                                    17,470,723            19,005,528
   Value Growth                                     1,531,984             1,566,758
   Contrafund                                       1,271,043               766,537
   Growth                                           2,134,950             1,432,392
   Fidelity Growth & Income                           800,209               626,242
   High Income                                        451,799               126,828
   Index 500                                        2,543,692               723,706
   Mid-Cap                                          1,195,490                31,184
   Overseas                                           374,273               356,143
   Franklin Small Cap                                 400,410                30,049
   Franklin Small Cap Value Securities                690,883                13,940
   Franklin U.S. Government                         1,791,695               237,251
   Mutual Shares Securities                           653,223                44,138
   Templeton Growth Securities                        648,124                36,428
   Mid-Cap Value                                      867,272               129,374
   Small Company                                      253,033                12,184
   S&P MidCap 400 Index                             1,518,682               195,055
   Nasdaq 100 Index                                 1,165,395               214,206
   Russell 2000 Small Cap Index                       920,861                70,196
   Equity Income                                    2,719,941               262,548
   Mid-Cap Growth                                     939,273               760,301
   New America Growth                                 624,293               383,947
   Personal Strategy Balanced                       2,998,804               739,848
   International Stock                                419,180               283,379

5. SUMMARY OF CHANGES FROM UNIT TRANSACTIONS

Transactions in units of each subaccount were as follows for the periods ended December 31, 2002 and 2001:

                                                     PERIOD ENDED DECEMBER 31
                                               2002                                2001
                                ----------------------------------   ----------------------------------
                                                           NET                                  NET
                                                         INCREASE                             INCREASE
  SUBACCOUNT                    PURCHASED   REDEEMED    (DECREASE)   PURCHASED   REDEEMED    (DECREASE)
  ----------------------------------------------------------------   ----------------------------------
  Ultra                            42,093       4,568      37,525        8,219           -       8,219
  Vista                            23,604         909      22,695        3,011           -       3,011
  Appreciation                     52,018       7,854      44,164        7,412           -       7,412
  Disciplined Stock                13,788       1,449      12,339        1,952           -       1,952
  Dreyfus Growth & Income          44,688       3,795      40,893        3,463           -       3,463
  International Equity             15,456       1,395      14,061        1,410           -       1,410
  Dreyfus Small Cap                78,934       1,993      76,941        3,056         118       2,938
  Socially Responsible Growth      18,777         666      18,111        1,221           -       1,221
  Blue Chip                        98,248     171,656     (73,408)     115,051     131,392     (16,341)
  High Grade Bond                 282,115      69,922     212,193      189,215      53,674     135,541
  Strategic Yield                 138,897      86,344      52,553      151,603      51,076     100,527
  Managed                         219,211     128,936      90,275      187,077      88,711      98,366
  Money Market                  1,322,858   1,439,133    (116,275)   1,120,220   1,009,953     110,267
  Value Growth                    107,545     124,134     (16,589)     198,374      99,082      99,292
  Contrafund                      135,715      77,697      58,018      191,908      58,392     133,516
  Growth                          279,547     181,049      98,498      339,119     113,247     225,872
  Fidelity Growth & Income         92,266      73,662      18,604      131,438      70,536      60,902
  High Income                      41,733      12,251      29,482       23,411         390      23,021
  Index 500                       319,200      86,625     232,575      274,602      90,560     184,042
  Mid-Cap                         116,255       2,204     114,051       11,116         182      10,934
  Overseas                         47,520      44,224       3,296       80,558      35,408      45,150
  Franklin Small Cap               42,696       2,772      39,924        3,124          41       3,083
  Franklin Small Cap Value
    Securities                     59,741         904      58,837        3,577           1       3,576
  Franklin U.S. Government        167,512      21,372     146,140       24,727         258      24,469
  Mutual Shares Securities         62,906       3,953      58,953       13,358         196      13,162
  Templeton Growth Securities      61,599       3,306      58,293       10,389           -      10,389
  Mid-Cap Value                    78,425      11,053      67,372       17,390          96      17,294
  Small Company                    24,172         998      23,174        4,156          58       4,098

                                                       PERIOD ENDED DECEMBER 31
                                                2002                                 2001
                                 ---------------------------------    ---------------------------------
                                                            NET                                  NET
                                                         INCREASE                             INCREASE
  SUBACCOUNT                     PURCHASED    REDEEMED  (DECREASE)    PURCHASED    REDEEMED  (DECREASE)
  ----------------------------------------------------------------    ---------------------------------
  S&P MidCap 400 Index            133,157      15,891     117,266       23,382         103      23,279
  Nasdaq 100 Index                112,406      20,534      91,872       21,332         151      21,181
  Russell 2000 Small Cap Index     82,799       6,093      76,706       11,327         389      10,938
  Equity Income                   264,047      24,531     239,516       39,322          54      39,268
  Mid-Cap Growth                   86,602      65,843      20,759      178,446      63,750     114,696
  New America Growth               90,745      55,169      35,576      104,643      27,145      77,498
  Personal Strategy Balanced      280,223      67,351     212,872      197,223      48,441     148,782
  International Stock              54,776      37,727      17,049       73,846      36,963      36,883

6. UNIT VALUES

The following summarizes units outstanding, unit values, and net assets at December 31, 2002 and 2001, and investment income ratios, ratios of expenses to average net assets, and total return ratios for the periods then ended:

                                            AS OF DECEMBER 31                            RATIO OF
                                      -------------------------------      INVESTMENT   EXPENSES TO
                                                 UNIT                        INCOME     AVERAGE NET   TOTAL
  SUBACCOUNT                          UNITS    VALUE(4)    NET ASSETS       RATIO(1)     ASSETS(2)   RETURN(3)
  ------------------------------------------------------------------------------------------------------------
  Ultra:
    2002                              45,744   $   8.34   $   381,343         0.29%         1.25%     (23.63)%
    2001(5)                            8,219      10.92        89,759            -          1.25        9.20
  Vista:
    2002                              25,706       8.04       206,756            -          1.25      (20.71)
    2001(5)                            3,011      10.14        30,538            -          1.25        1.40
  Appreciation:
    2002                              51,576       8.67       447,340         1.90          1.25      (17.82)
    2001(5)                            7,412      10.55        78,157         0.96          1.25        5.50
  Disciplined Stock:
    2002                              14,291       8.00       114,292         1.02          1.25      (23.59)
    2001(5)                            1,952      10.47        20,424         0.79          1.25        4.70

                                            AS OF DECEMBER 31                             RATIO OF
                                   -----------------------------------      INVESTMENT   EXPENSES TO
                                                 UNIT                         INCOME     AVERAGE NET   TOTAL
  SUBACCOUNT                         UNITS     VALUE(4)    NET ASSETS        RATIO(1)     ASSETS(2)   RETURN(3)
  -------------------------------------------------------------------------------------------------------------
  Dreyfus Growth & Income:
    2002                              44,356   $   7.90   $    350,393         0.79%         1.25%     (26.24)%
    2001(5)                            3,463      10.71         37,095         0.32          1.25        7.10
  International Equity:
    2002                              15,471       9.01        139,352         4.40          1.25      (16.96)
    2001(5)                            1,410      10.85         15,297         1.69          1.25        8.50
  Dreyfus Small Cap:
    2002                              79,879       9.00        718,597         0.04          1.25      (20.07)
    2001(5)                            2,938      11.26         33,093         0.45          1.25       12.60
  Socially Responsible Growth:
    2002                              19,332       7.45        144,056         0.04          1.25      (30.05)
    2001(5)                            1,221      10.65         12,997            -          1.25        6.50
  Blue Chip:
    2002                           1,610,768      17.43     28,072,426         1.66          1.25      (20.08)
    2001                           1,684,176      21.81     36,725,789         1.57          1.25      (12.37)
  High Grade Bond:
    2002                             852,597      16.71     14,248,591         4.90          1.25        7.05
    2001                             640,404      15.61      9,998,793         6.09          1.25        7.73
  Strategic Yield:
    2002                             680,587      16.10     10,954,544         7.01          1.25        4.21
    2001                             628,034      15.45      9,705,209         7.90          1.25        7.89
  Managed:
    2002                           1,313,018      16.59     21,787,077         3.22          1.25       (3.04)
    2001                           1,222,743      17.11     20,918,714         4.11          1.25        6.80
  Money Market:
    2002                             305,120      13.16      4,015,249         1.17          1.25       (0.08)
    2001                             421,395      13.17      5,550,054         3.40          1.25        2.25
  Value Growth:
    2002                           1,295,950      10.67     13,832,555         1.91          1.25      (11.60)
    2001                           1,312,539      12.07     15,837,183         1.98          1.25        5.69
  Contrafund:
    2002                             972,462       8.22      7,991,536         0.80          1.25      (10.46)
    2001                             914,444       9.18      8,393,514         0.75          1.25      (13.31)
  Growth:
    2002                           1,768,555       6.19     10,940,228         0.25          1.25      (30.92)
    2001                           1,670,057       8.96     14,968,283         0.07          1.25      (18.69)
  Fidelity Growth & Income:
    2002                             627,239       7.22      4,529,705         1.33          1.25      (17.67)
    2001                             608,635       8.77      5,337,456         1.28          1.25       (9.87)
  High Income:
    2002                              52,503      10.46        548,971         7.10          1.25        2.05
    2001(5)                           23,021      10.25        235,930            -          1.25        2.50

                                            AS OF DECEMBER 31                             RATIO OF
                                   -----------------------------------      INVESTMENT   EXPENSES TO
                                                 UNIT                         INCOME     AVERAGE NET   TOTAL
  SUBACCOUNT                         UNITS     VALUE(4)    NET ASSETS        RATIO(1)     ASSETS(2)   RETURN(3)
  -------------------------------------------------------------------------------------------------------------
  Index 500:
    2002                           1,357,050   $   6.58   $  8,924,397         1.22%         1.25%      18.35%
    2001                           1,124,475       8.56      9,631,017         1.08          1.25      (13.27)
  Mid-Cap:
    2002                             124,985       9.42      1,177,068         0.36          1.25      (11.13)
    2001(5)                           10,934      10.60        115,874            -          1.25        5.98
  Overseas:
    2002                             371,133       6.42      2,381,739         0.78          1.25      (21.23)
    2001                             367,837       8.15      2,998,400         5.02          1.25      (22.16)
  Franklin Small Cap:
    2002                              43,007       8.14        350,112         0.25          1.25      (29.58)
    2001(5)                            3,083      11.56         35,637            -          1.25       15.60
  Franklin Smalll Cap Value
    Securities:
    2002                              62,413      10.26        640,381         0.39          1.25      (10.39)
    2001(5)                            3,576      11.45         40,947            -          1.25       14.50
  Franklin U.S. Government:
    2002                             170,609      10.72      1,829,639         6.66          1.25        8.39
    2001(5)                           24,469       9.89        242,027            -          1.25       (1.10)
  Mutual Shares Securities:
    2002                              72,115       9.12        657,644         0.97          1.25      (12.89)
    2001(5)                           13,162      10.47        137,806            -          1.25        4.70
  Templeton Growth Securities:
    2002                              68,682       8.71        597,937         2.37          1.25      (19.50)
    2001(5)                           10,389      10.82        112,361            -          1.25        8.20
  Mid-Cap Value:
    2002                              84,666      10.73        908,116         0.04          1.25       (0.37)
    2001(5)                           17,294      10.77        186,265            -          1.25        7.70
  Small Company:
    2002                              27,272       8.89        242,314         0.14          1.25      (22.56)
    2001(5)                            4,098      11.48         47,055            -          1.25       14.80
  S&P MidCap 400 Index:
    2002                             140,545      10.02      1,407,862         0.36          1.25      (16.15)
    2001(5)                           23,279      11.95        278,262            -          1.25       19.50
  Nasdaq 100 Index:
    2002                             113,053       8.42        951,683            -          1.25      (38.27)
    2001(5)                           21,181      13.64        288,889            -          1.25       36.40
  Russell 2000 Small Cap Index:
    2002                              87,644       9.55        836,706         0.09          1.25      (21.98)
    2001(5)                           10,938      12.24        133,933         0.27          1.25       22.40
  Equity Income:
    2002                             278,784       9.06      2,525,934         1.97          1.25      (14.20)
    2001(5)                           39,268      10.56        414,662         0.57          1.25        5.60

                                            AS OF DECEMBER 31                              RATIO OF
                                   -----------------------------------      INVESTMENT   EXPENSES TO
                                                 UNIT                         INCOME     AVERAGE NET   TOTAL
  SUBACCOUNT                         UNITS     VALUE(4)    NET ASSETS        RATIO(1)     ASSETS(2)   RETURN(3)
  -------------------------------------------------------------------------------------------------------------
  Mid-Cap Growth:
    2002                             655,865   $   9.45   $  6,199,755            -%         1.25%     (22.22)%
    2001                             635,106      12.15      7,719,244            -          1.25       (2.15)
  New America Growth:
    2002                             454,993       5.81      2,643,889            -          1.25      (29.23)
    2001                             419,417       8.21      3,442,752            -          1.25      (12.94)
  Personal Strategy Balanced:
    2002                             866,024       9.35      8,094,682         2.66          1.25       (8.96)
    2001                             653,152      10.27      6,704,611         2.97          1.25       (3.57)
  International Stock:
    2002                             226,603       6.35      1,439,901         0.98          1.25      (19.31)
    2001                             209,554       7.87      1,650,186         2.05          1.25      (23.22)

  (1) These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts which commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

  (2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

  (3) These ratios represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts which commenced during the period indicated, total return has been calculated from the date operations commenced through the end of the reporting period and has not been annualized.

  (4) There are no differences in unit value between accumulation units and units of contracts in annuitization period since there are no differences in charges that result in direct reductions of unit values.

  (5) Subaccount commenced operations on October 1, 2001.

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors and Stockholder
Farm Bureau Life Insurance Company

We have audited the accompanying consolidated balance sheets of Farm Bureau Life Insurance Company as of December 31, 2002 and 2001, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Farm Bureau Life Insurance Company at December 31, 2002 and 2001, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the consolidated financial statements, in 2002 the Company changed its method of accounting for goodwill and in 2001 the Company changed its method of accounting for derivative instruments.

                                                           /s/ Ernst & Young LLP

Des Moines, Iowa
February 5, 2003

                       FARM BUREAU LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                 (DOLLARS IN THOUSANDS, EXCEPT PER SHARE DATA)

                                                                   DECEMBER 31,
                                                              -----------------------
                                                                 2002         2001
                                                              ----------   ----------
ASSETS
Investments:
  Fixed maturities--available for sale, at market (amortized
    cost: 2002--$4,433,097; 2001--$3,581,579)                 $4,636,861   $3,656,741
  Equity securities--available for sale, at market (cost:
    2002--$22,196; 2001--$39,019)                                 21,545       39,733
  Mortgage loans on real estate                                  483,627      385,307
  Investment real estate, less allowances for depreciation
    of $4,662 in 2002 and $3,862 in 2001                          25,031       20,056
  Policy loans                                                   178,997      181,054
  Other long-term investments                                      1,672        1,306
  Short-term investments                                          44,463       19,969
                                                              ----------   ----------
Total investments                                              5,392,196    4,304,166

Cash and cash equivalents                                        236,856      260,933
Securities and indebtedness of related parties                    48,285       57,781
Accrued investment income                                         53,606       51,160
Accounts and notes receivable                                         --            5
Amounts receivable from affiliates                                 1,103        2,173
Reinsurance recoverable                                           95,455      101,287
Deferred policy acquisition costs                                469,801      361,179
Value of insurance in force acquired                              48,526       50,129
Property and equipment, less allowances for depreciation of
  $8,647 in 2002 and $6,222 in 2001                               11,462       12,012
Current income taxes recoverable                                   8,839        1,624
Goodwill                                                          11,170       11,170
Other assets                                                      21,089       17,471
Assets held in separate accounts                                 347,717      356,448
                                                              ----------   ----------
Total assets                                                  $6,746,105   $5,587,538
                                                              ==========   ==========

                       FARM BUREAU LIFE INSURANCE COMPANY
                    CONSOLIDATED BALANCE SHEETS (CONTINUED)
                 (DOLLARS IN THOUSANDS, EXCEPT PER SHARE DATA)

                                                            DECEMBER 31,
                                                    ----------------------------
                                                        2002           2001
                                                    -------------  -------------
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Policy liabilities and accruals:
    Future policy benefits:
      Interest sensitive and equity-indexed
        products                                    $  3,708,862   $  2,679,088
      Traditional life insurance and accident and
        health products                                1,096,995      1,063,930
      Unearned revenue reserve                            30,504         30,870
    Other policy claims and benefits                      19,846         22,009
                                                    ------------   ------------
                                                       4,856,207      3,795,897
  Other policyholders' funds:
    Supplementary contracts without life
      contingencies                                      321,046        261,554
    Advance premiums and other deposits                  125,614        112,518
    Accrued dividends                                     15,453         15,965
                                                    ------------   ------------
                                                         462,113        390,037
  Amounts payable to affiliates                              856            680
  Short-term debt                                         40,000             --
  Long-term debt                                              --         40,000
  Deferred income taxes                                   99,573         57,357
  Other liabilities                                      136,708        228,111
  Liabilities related to separate accounts               347,717        356,448
                                                    ------------   ------------
Total liabilities                                      5,943,174      4,868,530

Minority interest in subsidiaries                             95             --

Stockholder's equity:
  Preferred stock, 7 1/2% cumulative, par value
    $50.00 per share--authorized 6,000 shares                 --             --
  Common stock, par value $50.00 per
    share--authorized 994,000 shares, issued and
    outstanding 50,000 shares                              2,500          2,500
  Additional paid-in capital                             146,292        146,501
  Accumulated other comprehensive income                  95,195         39,414
  Retained earnings                                      558,849        530,593
                                                    ------------   ------------
Total stockholder's equity                               802,836        719,008
                                                    ------------   ------------
Total liabilities and stockholder's equity          $  6,746,105   $  5,587,538
                                                    ============   ============

SEE ACCOMPANYING NOTES.

                       FARM BUREAU LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF INCOME
                             (DOLLARS IN THOUSANDS)

                                                              YEAR ENDED DECEMBER 31,
                                                    -------------------------------------------
                                                        2002           2001           2000
                                                    -------------  -------------  -------------
Revenues:
  Interest sensitive product charges                $     78,475   $     70,492   $     59,780
  Traditional life insurance premiums                    121,999        114,998         83,830
  Accident and health premiums                               493          3,044          9,654
  Net investment income                                  347,814        285,176        218,913
  Derivative income (loss)                               (10,418)           100             --
  Realized losses on investments                         (14,879)       (15,872)       (26,185)
  Other income                                             1,422            610          1,337
                                                    ------------   ------------   ------------
    Total revenues                                       524,906        458,548        347,329
Benefits and expenses:
  Interest sensitive product benefits                    208,578        169,272        127,605
  Traditional life insurance and accident and
    health benefits                                       74,728         80,492         60,229
  Increase in traditional life and accident and
    health future policy benefits                         33,262         23,680         19,066
  Distributions to participating policyholders            29,540         29,564         25,043
  Underwriting, acquisition and insurance expenses       106,867         95,089         74,378
  Interest expense                                           684          1,717          2,585
  Other expenses                                              46              7            196
                                                    ------------   ------------   ------------
    Total benefits and expenses                          453,705        399,821        309,102
                                                    ------------   ------------   ------------
                                                          71,201         58,727         38,227
Income taxes                                             (23,091)       (19,073)       (13,215)
Minority interest in earnings of subsidiaries                (68)            --             --
Equity income, net of related income taxes                   214            254         12,195
                                                    ------------   ------------   ------------
Income before cumulative effect of change in
  accounting principle                                    48,256         39,908         37,207
Cumulative effect of change in accounting for
  derivative instruments                                      --            344             --
                                                    ------------   ------------   ------------
Net income                                          $     48,256   $     40,252   $     37,207
                                                    ============   ============   ============

SEE ACCOMPANYING NOTES.

                       FARM BUREAU LIFE INSURANCE COMPANY
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                             (DOLLARS IN THOUSANDS)

                                                                                   ACCUMULATED
                                                                    ADDITIONAL        OTHER                         TOTAL
                                                       COMMON         PAID-IN     COMPREHENSIVE    RETAINED     STOCKHOLDER'S
                                                        STOCK         CAPITAL     INCOME (LOSS)    EARNINGS        EQUITY
                                                    -------------  -------------  -------------  -------------  -------------
Balance at January 1, 2000                          $      2,500   $     66,273   $    (49,882)  $    500,134   $    519,025
  Comprehensive income:
    Net income for 2000                                       --             --             --         37,207         37,207
    Change in net unrealized investment gains/
      losses                                                  --             --         27,491             --         27,491
                                                                                                                ------------
  Total comprehensive income                                                                                          64,698
  Adjustment resulting from capital transactions
    of equity investee                                        --             34             --             --             34
  Cash dividends paid to parent                               --             --             --        (32,000)       (32,000)
                                                    ------------   ------------   ------------   ------------   ------------
Balance at December 31, 2000                               2,500         66,307        (22,391)       505,341        551,757
  Comprehensive income:
    Net income for 2001                                       --             --             --         40,252         40,252
    Cumulative effect of change in accounting for
      derivative instruments                                  --             --          2,406             --          2,406
    Change in net unrealized investment gains/
      losses                                                  --             --         59,399             --         59,399
                                                                                                                ------------
  Total comprehensive income                                                                                         102,057
  Capital contribution from parent                            --         80,194             --             --         80,194
  Cash dividends paid to parent                               --             --             --        (15,000)       (15,000)
                                                    ------------   ------------   ------------   ------------   ------------
Balance at December 31, 2001                               2,500        146,501         39,414        530,593        719,008
  Comprehensive income:
    Net income for 2002                                       --             --             --         48,256         48,256
    Change in net unrealized investment gains/
      losses                                                  --             --         55,781             --         55,781
                                                                                                                ------------
  Total comprehensive income                                                                                         104,037
  Adjustment resulting from capital transactions
    of equity investee                                        --           (209)            --             --           (209)
  Cash dividends paid to parent                               --             --             --        (20,000)       (20,000)
                                                    ------------   ------------   ------------   ------------   ------------
Balance at December 31, 2002                        $      2,500   $    146,292   $     95,195   $    558,849   $    802,836
                                                    ============   ============   ============   ============   ============

SEE ACCOMPANYING NOTES.

                       FARM BUREAU LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                             (DOLLARS IN THOUSANDS)

                                                         YEAR ENDED DECEMBER 31,
                                                    ---------------------------------
                                                       2002        2001       2000
                                                    -----------  ---------  ---------
OPERATING ACTIVITIES
Net income                                          $    48,256  $  40,252  $  37,207
Adjustments to reconcile net income to net cash
  provided by operating activities:
    Adjustments related to interest sensitive
      products:
    Interest credited to account balances,
      excluding bonus interest                          175,692    141,801    104,896
    Charges for mortality and administration            (75,658)   (68,884)   (58,987)
    Deferral of unearned revenues                         2,159      2,485      2,851
    Amortization of unearned revenue reserve             (1,978)    (1,465)      (745)
  Provision for depreciation and amortization            (9,279)     6,797      5,456
  Equity income                                            (214)      (254)   (12,195)
  Realized losses on investments                         14,879     15,872     26,185
  Increase (decrease) in traditional life and
    accident and health benefit accruals, net of
    reinsurance                                          33,262      8,923    (23,910)
  Policy acquisition costs deferred                    (151,157)   (76,299)   (39,954)
  Amortization of deferred policy acquisition
    costs                                                22,681     15,456     10,829
  Provision for deferred income taxes                    12,277      3,635      6,738
  Other                                                  26,192     12,175    (31,485)
                                                    -----------  ---------  ---------
Net cash provided by operating activities                97,112    100,494     26,886

INVESTING ACTIVITIES
Sale, maturity or repayment of investments:
  Fixed maturities--held for investment                      --         --     55,846
  Fixed maturities--available for sale                  931,000    545,760    189,589
  Equity securities--available for sale                  16,540      7,832     20,346
  Mortgage loans on real estate                          61,155     27,847     41,850
  Investment real estate                                    500      2,296        644
  Policy loans                                           42,352     41,585     29,168
  Other long-term investments                               216         90          4
  Short-term investments--net                                --     64,643     28,066
                                                    -----------  ---------  ---------
                                                      1,051,763    690,053    365,513

Acquisition of investments:
  Fixed maturities--available for sale               (1,897,056)  (853,651)  (222,251)
  Equity securities--available for sale                  (4,069)    (2,144)    (2,491)
  Mortgage loans on real estate                        (159,444)   (60,599)   (49,306)
  Investment real estate                                 (3,104)        --         --
  Policy loans                                          (40,295)   (42,155)   (31,438)
  Short-term investments--net                           (24,494)        --         --
                                                    -----------  ---------  ---------
                                                     (2,128,462)  (958,549)  (305,486)
Proceeds from disposal, repayments of advances and
  other distributions from equity investees               6,618      5,715      8,747
Investments in and advances to equity investees             (50)    (1,151)    (1,505)
Net cash received in acquisition and coinsurance
  transaction                                                --      2,709         --
Net purchases of property and equipment and other        (1,900)    (1,337)    (2,123)
                                                    -----------  ---------  ---------
Net cash provided by (used in) investing
  activities                                         (1,072,031)  (262,560)    65,146

                       FARM BUREAU LIFE INSURANCE COMPANY
               CONSOLIDATED STATEMENTS OF CASH FLOWS (CONTINUED)
                             (DOLLARS IN THOUSANDS)

FINANCING ACTIVITIES
                                                         YEAR ENDED DECEMBER 31,
                                                    ---------------------------------
                                                       2002        2001       2000
                                                    -----------  ---------  ---------
Receipts from interest sensitive, equity-indexed
  and variable products credited to policyholder
  account balances                                  $ 1,258,029  $ 700,217  $ 217,657
Return of policyholder account balances on
  interest sensitive, equity-indexed and variable
  products                                             (287,151)  (264,702)  (281,094)
Other distributions related to minority
  interests--net                                            (36)        --         --
Dividends paid                                          (20,000)   (15,000)   (32,000)
                                                    -----------  ---------  ---------
Net cash provided by (used in) financing
  activities                                            950,842    420,515    (95,437)
                                                    -----------  ---------  ---------
Increase (decrease) in cash and cash equivalents        (24,077)   258,449     (3,405)
Cash and cash equivalents at beginning of year          260,933      2,484      5,889
                                                    -----------  ---------  ---------
Cash and cash equivalents at end of year            $   236,856  $ 260,933  $   2,484
                                                    ===========  =========  =========

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid during the year for:
  Interest                                          $       692  $   1,730  $   2,588
  Income taxes                                           18,144      8,245     23,408
Non-cash operating activity:
  Deferral of bonus interest credited to account
    balances                                             19,079      5,241         --

SEE ACCOMPANYING NOTES.

                       FARM BUREAU LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

NATURE OF BUSINESS

Farm Bureau Life Insurance Company (we or the Company), a wholly-owned subsidiary of FBL Financial Group, Inc., operates predominantly in the life insurance industry. We currently market individual life insurance policies and annuity contracts to Farm Bureau members and other individuals and businesses in the midwestern and western sections of United States through an exclusive agency force. Variable universal life insurance and variable annuity contracts are also marketed in these and other states through alliances with other insurance companies and a regional broker/dealer. In addition to writing direct insurance business, we assume through coinsurance agreements a percentage of certain business written by American Equity Investment Life Insurance Company (American Equity) and National Travelers Life Company (NTL). These coinsurance agreements utilize excess capital and increase our volume of business in force.

CONSOLIDATION

Our consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant intercompany transactions have been eliminated.

ACCOUNTING CHANGES

As discussed in the "Goodwill" section that follows, effective January 1, 2002 we changed our method of accounting for goodwill.

In November 2002, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others." Interpretation No. 45 requires that a guarantor recognize, at the inception of a guarantee, a liability for the fair value of the obligation undertaken in issuing the guarantee. The recognition provisions of this Interpretation are applicable to guarantees issued or modified after December 31, 2002. We do not anticipate that we will enter into any guarantees that would require recognition as a liability, and accordingly, do not expect the impact of this Interpretation to be material to our financial statements.

In January 2003, the FASB issued FASB Interpretation No. 46, "Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51." Interpretation No. 46 establishes a variable interests model to follow when determining whether or not to consolidate an entity that is not evaluated for consolidation under the traditional voting interests model. This Interpretation generally requires that a company (investee) being evaluated under the variable interests model be consolidated if (a) the investor has decision making powers over the entity -- that is, the ability to buy and sell assets or conduct operations or (b) the investor is exposed to the majority of the risks or rewards of the entity. In addition, the Interpretation requires that investments made by related parties be analyzed together in applying the variable interests model. The disclosure provisions of this Interpretation are effective for financial statements issued after January 31, 2003. The consolidation provisions are effective for new transactions entered into after January 31, 2003 and for pre-existing entities as of July 1, 2003. We have one investment in a storage facility, jointly owned with an affiliate, which may be consolidated under this Interpretation. At December 31, 2002, this company, which is currently being accounted for using the equity method, had total assets and total liabilities of less than $10.0 million.

Effective January 1, 2001, we adopted Statement of Financial Accounting Standards (Statement) No. 133, "Accounting for Derivative Instruments and Hedging Activities" and Statement No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities." Statement No. 133 requires companies to record derivatives on the balance sheet as assets or liabilities, measured at fair value. Accounting for gains or losses resulting from changes in the values of those derivatives is dependent on the use of the derivative and whether it qualifies for hedge accounting. Without hedge accounting, these gains or losses

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) are recorded as a component of net income. Statement No. 133 also allowed companies to transfer securities classified as held for investment to either available-for-sale or trading categories in connection with the adoption of the new standard. Statement No. 138 amends Statement No. 133 to clarify the appropriate accounting for certain hedging transactions.

We have the following three different forms of derivatives on our consolidated balance sheets which are subject to Statement No. 133:

- the feature of a convertible fixed maturity security that allows the conversion of a fixed maturity security into an equity security is considered an embedded derivative,

- the rights of an equity-indexed annuity contract holder to participate in the index returns available under the contract are considered embedded derivatives, and

- our reinsurance recoverable as it relates to call options purchased to fund returns to equity-indexed annuity contract holders is considered an embedded derivative.

These derivatives are described more fully in this note under the captions "Investments--Fixed Maturities and Equity Securities," "Reinsurance Recoverable" and "Future Policy Benefits."

The cumulative effect of adopting these Statements on net income was $0.3 million in 2001. This amount represents the difference in accumulated net unrealized capital gains (losses) on the date of adoption, net of tax, resulting from the change in accounting for the conversion features embedded in our convertible fixed maturity securities. Income before cumulative effect of change in accounting for derivative instruments for 2001 was approximately $0.6 million less than what would have been recorded without the accounting change due to a decrease in the fair value of these conversion features during the period. The impact of the accounting change on 2001 income relating to the equity-indexed annuity derivatives was not quantified, but is not believed to be material to our financial position or results of operations.

Upon the adoption of Statement No. 133, we transferred our fixed maturity securities classified as held for investment, formerly recorded at amortized cost, to the available-for-sale category. In connection with this transfer, the securities were marked to market and the corresponding increase in carrying value totaling $2.8 million, net of offsetting adjustments to deferred policy acquisition costs, value of insurance in force acquired, unearned revenue reserve and income taxes, was credited to stockholder's equity. Prior year financial statements were not restated.

In addition to the embedded derivatives noted above, we have modified coinsurance arrangements on certain variable annuity and variable life insurance business under which the ceding company withholds funds. The funds withheld pertain to the portion of the contract holder's funds allocated to the variable contract's declared interest option. The investment return earned by the assuming company is based on a referenced pool of fixed maturity securities held by the ceding company. Currently, there are varying interpretations as to whether or not these funds withheld arrangements give rise to an embedded derivative to be accounted for separate from the debt host. For accounting purposes, we do not treat these funds withheld arrangements as containing an embedded derivative. It is anticipated that the FASB will provide guidance on this issue during 2003. If it is determined that our modified coinsurance agreements contain embedded derivatives, we will be required to estimate the fair value of the embedded derivatives at each balance sheet date and changes in the fair values of the derivatives will be recorded as income or expense. At December 31, 2002, funds withheld on variable business assumed by us totaled $4.4 million and funds withheld on variable business ceded by us totaled $3.1 million. We have not quantified the impact on our financial statements if we accounted for our modified coinsurance contracts as having an embedded derivative. However, the impact is not expected to be material due to the relatively small balances of funds withheld.

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
INVESTMENTS

FIXED MATURITIES AND EQUITY SECURITIES

All of our fixed maturity securities, comprised of bonds and redeemable preferred stocks, are designated as "available for sale" and are reported at market value. Unrealized gains and losses on these securities, with the exception of unrealized gains and losses relating to the conversion feature embedded in convertible fixed maturity securities, are included directly in stockholder's equity as a component of accumulated other comprehensive income or loss. Unrealized gains and losses relating to the conversion feature embedded in convertible fixed maturity securities are recorded as a component of derivative income (loss) in the consolidated statements of income. The unrealized gains and losses are reduced by a provision for deferred income taxes and adjustments to deferred policy acquisition costs, value of insurance in force acquired and unearned revenue reserve that would have been required as a charge or credit to income had such amounts been realized. Premiums and discounts are amortized/accrued using methods which result in a constant yield over the securities' expected lives. Amortization/accrual of premiums and discounts on mortgage and asset-backed securities incorporates prepayment assumptions to estimate the securities' expected lives.

Equity securities, comprised of common and non-redeemable preferred stocks, are designated as "available for sale" and reported at market value. The change in unrealized appreciation and depreciation of equity securities is included directly in stockholder's equity, net of any related deferred income taxes, as a component of accumulated other comprehensive income or loss.

MORTGAGE LOANS ON REAL ESTATE

Mortgage loans on real estate are reported at cost adjusted for amortization of premiums and accrual of discounts. If we determine that the value of any mortgage loan is impaired (i.e., when it is probable we will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to its fair value, which may be based upon the present value of expected future cash flows from the loan (discounted at the loan's effective interest rate), or the fair value of the underlying collateral. The carrying value of impaired loans is reduced by the establishment of a valuation allowance, changes to which are recognized as realized gains or losses on investments. Interest income on impaired loans is recorded on a cash basis.

INVESTMENT REAL ESTATE

Investment real estate is reported at cost less allowances for depreciation. Real estate acquired through foreclosure, which is included with investment real estate in our consolidated balance sheets, is recorded at the lower of cost (which includes the balance of the mortgage loan, any accrued interest and any costs incurred to obtain title to the property) or estimated fair value on the foreclosure date. The carrying value of these assets is subject to regular review. If the fair value, less estimated sales costs, of real estate owned decreases to an amount lower than its carrying value, the carrying value of the real estate is reduced by the establishment of a valuation allowance, changes to which are recognized as realized gains or losses on investments.

OTHER INVESTMENTS

Policy loans are reported at unpaid principal balance. Short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Other long-term investments include investment deposits and other miscellaneous investments which are reported at amortized cost.

Securities and indebtedness of related parties include investments in partnerships and corporations over which we may exercise significant influence. These partnerships and corporations operate predominately in the insurance, broker-dealer, investment company and real estate industries. Such investments are accounted for using the equity method. In applying the equity method, we record our share of income or

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) loss reported by the equity investees. For partnerships operating in the investment company industry, this income or loss includes changes in unrealized gains and losses in the partnerships' investment portfolios. Changes in the value of our investment in equity investees attributable to capital transactions of the investee, such as an additional offering of stock, are recorded directly to stockholder's equity. Securities and indebtedness of related parties also includes advances and loans to the partnerships and corporations which are reported at unpaid principal balance.

REALIZED GAINS AND LOSSES ON INVESTMENTS

The carrying values of all our investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in market value that is other than temporary, the carrying value of the investment is reduced to its estimated realizable value, or fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments. Realized gains and losses on sales are determined on the basis of specific identification of investments. If we expect that an issuer of a security will modify its payment pattern from contractual terms but no writedown is required, future investment income is recognized at the rate implicit in the calculation of net realizable value under the expected payment pattern.

MARKET VALUES

Market values of fixed maturity securities are reported based on quoted market prices, where available. Market values of fixed maturity securities not actively traded in a liquid market are estimated using a matrix calculation assuming a spread (based on interest rates and a risk assessment of the bonds) over U. S. Treasury bonds. Market values of the conversion features embedded in convertible fixed maturity securities is estimated using an option-pricing model. Market values of redeemable preferred stocks and equity securities are based on the latest quoted market prices, or for those not readily marketable, generally at values which are representative of the market values of comparable issues.

CASH AND CASH EQUIVALENTS

For purposes of our consolidated statements of cash flows, we consider all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents.

REINSURANCE RECOVERABLE

We use reinsurance to manage certain risks associated with our insurance operations. These reinsurance arrangements provide for greater diversification of business, allow management to control exposure to potential risks arising from large claims and provide additional capacity for growth. For business ceded to other companies, reinsurance recoverable generally consists of the reinsurers' share of policyholder liabilities, claims and expenses, net of amounts due the reinsurers for premiums. For business assumed from other companies, reinsurance recoverable generally consists of premium receivable, net of our share of benefits and expenses we owe to the ceding company.

During 2002 and 2001, we assumed under a coinsurance agreement, certain equity-indexed annuity contracts issued by American Equity. The call options used to fund the index credits on the equity-indexed annuities are purchased by and maintained on the books of American Equity. We record our proportionate share of the option value supporting the business we reinsure as reinsurance recoverable on the consolidated balance sheets. This component of the reinsurance contract is an embedded derivative and we record our share of the call options at market value. Our share of the call options totaled $17.2 million at December 31, 2002 and $9.0 million at December 31, 2001. Changes in market value of the call options, as well as option proceeds, are included as a component of derivative income (loss) on our consolidated statements of income. See Note 4, "Acquisition, Reinsurance and Policy Provisions," for additional information regarding this reinsurance agreement.

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
DEFERRED POLICY ACQUISITION COSTS AND VALUE OF INSURANCE IN FORCE ACQUIRED

Deferred policy acquisition costs includes certain costs of acquiring new insurance business, principally commissions, first-year bonus interest and other expenses related to the production of new business, to the extent recoverable from future policy revenues and gross profits. The value of insurance in force acquired represents the cost assigned to insurance contracts when an insurance company is acquired. The initial value is determined by an actuarial study using expected future gross profits as a measurement of the net present value of the insurance acquired. Interest accrues on the unamortized balance at a weighted average rate of 5.78%.

For participating traditional life insurance and interest sensitive products (principally universal life insurance policies and annuity contracts), these costs are being amortized generally in proportion to expected gross profits (after dividends to policyholders, if applicable) from surrender charges and investment, mortality, and expense margins. That amortization is adjusted retrospectively when estimates of current or future gross profits/margins (including the impact of investment gains and losses) to be realized from a group of products are revised. For nonparticipating traditional life and accident and health insurance products, these costs are amortized over the premium paying period of the related policies, in proportion to the ratio of annual premium revenues to total anticipated premium revenues. Such anticipated premium revenues are estimated using the same assumptions used for computing liabilities for future policy benefits.

PROPERTY AND EQUIPMENT

Property and equipment, comprised primarily of furniture, equipment and capitalized software costs, are reported at cost less allowances for depreciation and amortization. Depreciation and amortization expense is computed primarily using the straight-line method over the estimated useful lives of the assets. Furniture and equipment had a carrying value of $7.7 million at December 31, 2002 and December 31, 2001, and estimated useful lives that range from three to ten years. Capitalized software costs had a carrying value of $3.7 million at December 31, 2002 and $4.3 million at December 31, 2001, and estimated useful lives that range from two to five years. Depreciation expense was $0.4 million in 2002, $0.2 million in 2001 and $0.1 million in 2000. Amortization expense was $2.1 million in 2002 and $1.6 million in 2001 and 2000.

GOODWILL

Goodwill represents the excess of the fair value of assets exchanged over the net assets acquired. Effective January 1, 2002, we adopted Statement No. 141, "Business Combinations," and Statement No. 142, "Goodwill and Other Intangible Assets." Under these Statements, goodwill is not amortized but is subject to annual impairment tests in accordance with the Statements. In addition, Statement No. 142 requires the identification and amortization of certain intangible assets that had previously been included as a component of goodwill. We have performed impairment testing and determined none of our goodwill was impaired as of December 31, 2002. In addition, we have no intangible assets included as a component of goodwill that require separate accounting.

Through December 31, 2001, goodwill was being amortized on a straight-line basis generally over a period of 20 years. The carrying value of goodwill was regularly reviewed for indicators of impairment in value, which in the view of management were other than temporary. If facts and circumstances suggested that goodwill was impaired, we assessed the fair value of the underlying business and would have reduced goodwill to an amount that resulted in the book value of the underlying business approximating fair value. We did not record any impairments in 2001 or 2000.

Goodwill totaled $17.0 million at December 31, 2002 and 2001, consisting of $11.2 million separately identified on the consolidated balance sheets and $5.8 million in equity method goodwill included in the securities and indebtedness of related parties line on the consolidated balance sheets. On a pro forma

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) basis without goodwill amortization, net income for 2001 would have been $41.4 million and for 2000 would have been $38.2 million.

FUTURE POLICY BENEFITS

Future policy benefit reserves for interest sensitive products are computed under a retrospective deposit method and represent policy account balances before applicable surrender charges. Future policy benefit reserves for equity-indexed products are equal to the sum of the fair value of the embedded index options, accumulated index credits and the host contract reserve computed using a method similar to that used for interest sensitive product benefits. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policy account balances.

For our direct business, interest crediting rates for interest sensitive products ranged from 3.00% to 6.25% in 2002, from 3.35% to 6.90% in 2001 and from 4.00% to 6.50% in 2000. For interest sensitive products assumed from American Equity and NTL, interest crediting rates ranged from 3.50% to 12.00% in 2002 and from 4.80% to 12.00% in 2001. A portion of the interest assumed from American Equity ($19.1 million in 2002 and $5.2 million in 2001) represents an additional interest credit on first-year premiums, payable until the first contract anniversary date (first-year bonus interest). These amounts have been deferred as policy acquisition costs.

The liability for future policy benefits for direct participating traditional life insurance is based on net level premium reserves, including assumptions as to interest, mortality and other factors underlying the guaranteed policy cash values. Reserve interest assumptions are level and range from 2.00% to 6.00%. The average rate of assumed investment yields used in estimating gross margins was 7.47% in 2002, 7.69% in 2001 and 7.74% in 2000. Accrued dividends for participating business are established for anticipated amounts earned to date that have not been paid. The declaration of future dividends for participating business is at the discretion of the Board of Directors. Participating business accounted for 41% of direct receipts from policyholders during 2002 and represented 15% of life insurance in force at December 31, 2002. Participating business accounted for 40% of direct receipts from policyholders during 2001 (38% in 2000) and represented 16% of life insurance in force at December 31, 2001 (16% in 2000). The liability for future policy benefits for non-participating traditional life insurance is computed using a net level method, including assumptions as to mortality, persistency and interest and include provisions for possible unfavorable deviations.

The liabilities for future policy benefits for accident and health insurance are computed using a net level (or an equivalent) method, including assumptions as to morbidity, mortality and interest and include provisions for possible unfavorable deviations. Policy benefit claims are charged to expense in the period that the claims are incurred.

The unearned revenue reserve reflects the unamortized balance of the excess of first year administration charges over renewal period administration charges (policy initiation fees) on interest sensitive products. These excess charges have been deferred and are being recognized in income over the period benefited using the same assumptions and factors used to amortize deferred policy acquisition costs.

GUARANTY FUND ASSESSMENTS

From time to time, assessments are levied on our insurance subsidiaries by guaranty associations in most states in which the subsidiaries are licensed. These assessments, which are accrued for, are to cover losses of policyholders of insolvent or rehabilitated companies. In some states, these assessments can be partially recovered through a reduction in future premium taxes.

We had undiscounted reserves of $0.1 million at December 31, 2002 and $0.2 million at December 31, 2001 to cover estimated future assessments on known insolvencies. We had assets totaling $0.7 million at December 31, 2002 and $1.0 million at December 31, 2001 representing estimated premium tax offsets on

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) paid and future assessments. Expenses (credits) incurred for guaranty fund assessments, net of related premium tax offsets, totaled ($0.1) million in 2002, $0.2 million in 2001 and ($0.1) million in 2000. It is anticipated that estimated future guaranty fund assessments on known insolvencies will be paid during 2003 and substantially all the related future premium tax offsets will be realized during the six year period ending December 31, 2008. We believe the reserve for guaranty fund assessments is sufficient to provide for future assessments based upon known insolvencies and projected premium levels.

DEFERRED INCOME TAXES

Deferred income tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate. Deferred income tax expenses or credits are based on the changes in the asset or liability from period to period.

SEPARATE ACCOUNTS

The separate account assets and liabilities reported in our accompanying consolidated balance sheets represent funds that are separately administered for the benefit of certain policyholders that bear the underlying investment risk. The separate account assets and liabilities are carried at fair value. Revenues and expenses related to the separate account assets and liabilities, to the extent of benefits paid or provided to the separate account policyholders, are excluded from the amounts reported in the accompanying consolidated statements of income.

RECOGNITION OF PREMIUM REVENUES AND COSTS

Revenues for interest sensitive, equity-indexed and variable products consist of policy charges for the cost of insurance, administration charges, amortization of policy initiation fees and surrender charges assessed against policyholder account balances. Expenses related to these products include interest or index amounts credited to policyholder account balances, changes in the reserves for the embedded derivatives in the equity-indexed annuities, benefit claims incurred in excess of policyholder account balances and amortization of deferred policy acquisition costs.

Traditional life insurance premiums are recognized as revenues over the premium-paying period. Future policy benefits and policy acquisition costs are recognized as expenses over the life of the policy by means of the provision for future policy benefits and amortization of deferred policy acquisition costs.

All insurance-related revenues, benefits and expenses are reported net of reinsurance ceded. The cost of reinsurance ceded is generally amortized over the contract periods of the reinsurance agreements. Policies and contracts assumed are accounted for in a manner similar to that followed for direct business.

COMPREHENSIVE INCOME

Unrealized gains and losses on our available-for-sale securities are included in accumulated other comprehensive income in stockholder's equity. Also included in comprehensive income for 2001 was $2.4 million relating to the transfer of our fixed maturity securities classified as held for investment to the available-for-sale category. Other comprehensive income excludes net investment losses included in net income which represent transfers from unrealized to realized gains and losses. These amounts totaled $7.0 million in 2002, $10.0 million in 2001 and $14.6 million in 2000. These amounts, which have been measured through the date of sale, are net of income taxes and adjustments to deferred policy acquisition costs, value of insurance inforce acquired and unearned revenue reserve totaling $5.9 million in 2002, $7.4 million in 2001 and $9.6 million in 2000.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and the disclosure of contingent assets and liabilities.

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

1.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
For example, significant estimates and assumptions are utilized in the valuation of investments, determination of other-than-temporary impairments of investments, amortization of deferred policy acquisition costs, calculation of policyholder liabilities and accruals and determination of pension expense. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the consolidated financial statements.

2.  INVESTMENT OPERATIONS

FIXED MATURITIES AND EQUITY SECURITIES

The following tables contain amortized cost and estimated market value information on fixed maturities and equity securities:

                                                                      GROSS        GROSS
                                                                    UNREALIZED   UNREALIZED    ESTIMATED
                                                   AMORTIZED COST     GAINS        LOSSES     MARKET VALUE
                                                   -------------------------------------------------------
                                                                   (DOLLARS IN THOUSANDS)
DECEMBER 31, 2002
Bonds:
  United States Government and agencies              $  211,434      $  7,168     $ (3,077)    $  215,525
  State, municipal and other governments                 92,440         6,284       (2,024)        96,700
  Public utilities                                      131,246         6,555       (3,942)       133,859
  Corporate securities                                1,616,171       124,204      (39,411)     1,700,964
  Mortgage and asset-backed securities                2,324,155       109,528       (5,029)     2,428,654
Redeemable preferred stocks                              57,651         4,182         (674)        61,159
                                                   -------------------------------------------------------
Total fixed maturities                               $4,433,097      $257,921     $(54,157)    $4,636,861
                                                   =======================================================
Equity securities                                    $   22,196      $    722     $ (1,373)    $   21,545
                                                   =======================================================

                                                                      GROSS        GROSS
                                                                    UNREALIZED   UNREALIZED    ESTIMATED
                                                   AMORTIZED COST     GAINS        LOSSES     MARKET VALUE
                                                   -------------------------------------------------------
                                                                   (DOLLARS IN THOUSANDS)
DECEMBER 31, 2001
Bonds:
  United States Government and agencies              $  147,869      $  2,871     $   (159)    $  150,581
  State, municipal and other governments                 96,057         3,158         (554)        98,661
  Public utilities                                      146,048         4,932       (2,442)       148,538
  Corporate securities                                1,766,263        68,238      (27,796)     1,806,705
  Mortgage and asset-backed securities                1,366,995        32,314       (4,909)     1,394,400
Redeemable preferred stocks                              58,347         1,276       (1,767)        57,856
                                                   -------------------------------------------------------
Total fixed maturities                               $3,581,579      $112,789     $(37,627)    $3,656,741
                                                   =======================================================
Equity securities                                    $   39,019      $  1,468     $   (754)    $   39,733
                                                   =======================================================

Short-term investments have been excluded from the above schedules as amortized cost approximates market value for these securities.

The carrying value and estimated market value of our portfolio of fixed maturity securities at December 31, 2002, by contractual maturity, are shown below. Expected maturities will differ from

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2.  INVESTMENT OPERATIONS (CONTINUED)
contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                         AMORTIZED     ESTIMATED
                                                            COST      MARKET VALUE
                                                         -------------------------
                                                          (DOLLARS IN THOUSANDS)
Due in one year or less                                  $   42,488    $   39,879
Due after one year through five years                       403,029       423,943
Due after five years through ten years                      538,192       568,518
Due after ten years                                       1,067,582     1,114,708
                                                         -------------------------
                                                          2,051,291     2,147,048
Mortgage and asset-backed securities                      2,324,155     2,428,654
Redeemable preferred stocks                                  57,651        61,159
                                                         -------------------------
                                                         $4,433,097    $4,636,861
                                                         =========================

Net unrealized investment gains on equity securities and fixed maturity securities classified as available for sale and recorded directly to stockholder's equity were comprised of the following:

                                                                   DECEMBER 31,
                                                              -----------------------
                                                                 2002         2001
                                                              -----------------------
                                                              (DOLLARS IN THOUSANDS)
Unrealized appreciation on fixed maturity and equity
  securities available for sale                                $203,113     $ 75,876
Adjustments for assumed changes in amortization pattern of:
  Deferred policy acquisition costs                             (44,494)      (5,561)
  Value of insurance in force acquired                           (8,914)      (8,954)
  Unearned revenue reserve                                          804          257
Provision for deferred income taxes                             (52,678)     (21,566)
                                                              -----------------------
                                                                 97,831       40,052
Proportionate share of net unrealized investment losses of
  equity investees                                               (2,636)        (638)
                                                              -----------------------
Net unrealized investment gains                                $ 95,195     $ 39,414
                                                              =======================

The changes in net unrealized investment gains/losses are recorded net of deferred income taxes and other adjustments for assumed changes in the amortization pattern of deferred policy acquisition costs, value of insurance in force acquired and unearned revenue reserve totaling $68.4 million in 2002, $49.8 million in 2001 and $18.6 million in 2000.

MORTGAGE LOANS ON REAL ESTATE

Our mortgage loan portfolio consists principally of commercial mortgage loans. Our lending policies require that the loans be collateralized by the value of the related property, establish limits on the amount that can be loaned to one borrower and require diversification by geographic location and collateral type.

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2.  INVESTMENT OPERATIONS (CONTINUED)
We have provided an allowance for possible losses against our mortgage loan portfolio. An analysis of this allowance, which consists of specific reserves, is as follows:

                                                                       YEAR ENDED
                                                                      DECEMBER 31,
                                                             ------------------------------
                                                               2002       2001       2000
                                                             ------------------------------
                                                                 (DOLLARS IN THOUSANDS)
Balance at beginning of year                                   $55       $ 806       $806
Realized gains                                                  --        (751)        --
                                                             ------------------------------
Balance at end of year                                         $55       $  55       $806
                                                             ==============================

The carrying value of impaired loans (those loans in which we do not believe we will collect all amounts due according to the contractual terms of the respective loan agreements) was under $0.1 million at December 31, 2002 and 2001.

INVESTMENT REAL ESTATE

We have provided an allowance for possible losses against our investment real estate. An analysis of this allowance, which consists of specific reserves, is as follows:

                                                                       YEAR ENDED
                                                                      DECEMBER 31,
                                                             ------------------------------
                                                               2002       2001       2000
                                                             ------------------------------
                                                                 (DOLLARS IN THOUSANDS)
Balance at beginning of year                                   $817      $  --      $  --
Realized losses                                                  71        918         --
Sales                                                           (71)      (101)        --
                                                             ------------------------------
Balance at end of year                                         $817      $ 817      $  --
                                                             ==============================

NET INVESTMENT INCOME

Components of net investment income are as follows:

                                                     YEAR ENDED DECEMBER 31,
                                                  ------------------------------
                                                    2002       2001       2000
                                                  ------------------------------
                                                      (DOLLARS IN THOUSANDS)
Fixed maturities:
  Held for investment                             $     --   $     --   $ 24,858
  Available for sale                               302,970    239,670    160,978
Equity securities--available for sale                1,676      1,811      2,181
Mortgage loans on real estate                       31,823     27,932     24,784
Investment real estate                               2,235      2,614      2,459
Policy loans                                        11,658     11,160      7,942
Other long-term investments                            286          1          2
Short-term investments, cash and cash
  equivalents                                        4,444      4,557      3,097
Other                                                2,720      6,542      1,699
                                                  ------------------------------
                                                   357,812    294,287    228,000
Less investment expenses                            (9,998)    (9,111)    (9,087)
                                                  ------------------------------
Net investment income                             $347,814   $285,176   $218,913
                                                  ==============================

Other investment income in 2001 includes $2.5 million earned in connection with the American Equity coinsurance agreement on investment income due but not yet received under the terms of the reinsurance agreement.

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2.  INVESTMENT OPERATIONS (CONTINUED)
REALIZED AND UNREALIZED GAINS AND LOSSES

Realized gains (losses) and the change in unrealized appreciation/depreciation on investments are summarized below:

                                                              YEAR ENDED DECEMBER 31,
                                                           ------------------------------
                                                             2002       2001       2000
                                                           ------------------------------
                                                               (DOLLARS IN THOUSANDS)
REALIZED
Fixed maturities--available for sale                       $(12,455)  $(16,766)  $(22,020)
Equity securities--available for sale                          (377)      (690)    (2,161)
Mortgage loans on real estate                                    29        751         --
Investment real estate                                          (71)      (668)       186
Other long-term investments                                      --         --     (3,500)
Short-term investments                                           --        130         --
Securities and indebtedness of related parties               (2,202)     1,375      1,310
Notes receivable and other                                      197         (4)        --
                                                           ------------------------------
Realized losses on investments                             $(14,879)  $(15,872)  $(26,185)
                                                           ==============================
UNREALIZED
Fixed maturities:
  Held for investment                                      $     --   $     --   $  5,976
  Available for sale                                        128,602     93,729     52,360
Equity securities--available for sale                        (1,365)     2,562        954
                                                           ------------------------------
Change in unrealized appreciation/depreciation of
  investments                                              $127,237   $ 96,291   $ 59,290
                                                           ==============================

An analysis of sales, maturities and principal repayments of our fixed maturities portfolio is as follows:

                                                             GROSS      GROSS
                                                AMORTIZED   REALIZED   REALIZED
                                                  COST       GAINS      LOSSES    PROCEEDS
                                                ------------------------------------------
                                                          (DOLLARS IN THOUSANDS)
YEAR ENDED DECEMBER 31, 2002
Scheduled principal repayments and calls--
  available for sale                            $597,790    $    --    $    --    $597,790
Sales--available for sale                        318,726     33,131    (18,647)    333,210
                                                ------------------------------------------
    Total                                       $916,516    $33,131    $(18,647)  $931,000
                                                ==========================================
YEAR ENDED DECEMBER 31, 2001
Scheduled principal repayments and calls--
  available for sale                            $404,029    $    --    $    --    $404,029
  Sales--available for sale                      143,954      3,957     (6,180)    141,731
                                                ------------------------------------------
    Total                                       $547,983    $ 3,957    $(6,180)   $545,760
                                                ==========================================
YEAR ENDED DECEMBER 31, 2000
Scheduled principal repayments and calls:
  Available for sale                            $ 85,905    $    --    $    --    $ 85,905
  Held for investment                             55,846         --         --      55,846
Sales--available for sale                        107,235      3,398     (6,949)    103,684
                                                ------------------------------------------
Total                                           $248,986    $ 3,398    $(6,949)   $245,435
                                                ==========================================

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2.  INVESTMENT OPERATIONS (CONTINUED)
Realized losses on fixed maturities totaling $26.9 million in 2002, $14.5 million in 2001 and $18.5 million in 2000 were incurred as a result of writedowns for other than temporary impairment of fixed maturity securities. Approximately $8.5 million of the realized losses in 2002 were from securities issued by or affiliated with WorldCom Inc., including $1.9 million of losses assumed from a variable alliance partner. Realized losses in 2002 also include $7.8 million from United Air Lines securities. Realized losses in 2001 include $8.4 million related to sales and impairments from our ownership in Enron-related securities.

Income taxes include a credit of $5.2 million in 2002, $5.6 million in 2001 and $9.2 million in 2000 for the tax effect of realized losses on investments.

OTHER

We have a common stock investment in American Equity's parent, American Equity Investment Life Holding Company, valued at $26.9 million at December 31, 2002 and $26.7 million at December 31, 2001. American Equity underwrites and markets life insurance and annuity products throughout the United States. The investment is accounted for using the equity method and is included in the securities and indebtedness of related parties line on the consolidated balance sheets. Due to the timing of the availability of financial information, during 2000 we switched from recording our share of American Equity's results from a current basis to one quarter in arrears. The financial information presented is as of or for the twelve months ended September 30, 2002 and 2001 and the nine months ended September 30, 2000. The impact of this change on our financial statements was not material. The carrying value of our common stock investment in American Equity Investment Life Holding Company includes goodwill totaling $4.7 million in 2002 and 2001. In addition to the common stock investment, we also own $2.3 million in preferred stock issued by American Equity.

Summarized financial information for American Equity Investment Life Holding Company and our common stock ownership percentage is as follows:

                                                               AS OF OR FOR THE PERIOD ENDED SEPTEMBER 30,
                                                              ---------------------------------------------
                                                                  2002            2001            2000
                                                              ---------------------------------------------
                                                                         (DOLLARS IN THOUSANDS)
Total cash and investments                                     $4,763,445      $3,652,481      $1,922,419
Total assets                                                    5,619,918       4,194,531       2,327,891
Long-term debt                                                     69,876         112,535         105,963
Total liabilities                                               5,441,037       4,016,561       2,128,436
Minority interest                                                 100,356          99,894          99,373
Total revenues                                                    252,628         145,897          83,256
Income from continuing operations                                   6,483           7,653           2,729
Net income                                                          6,483           6,854           2,729
Percentage ownership of common stock                                 32.4%           32.3%           32.3%

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

2.  INVESTMENT OPERATIONS (CONTINUED)
We reported equity income (loss), net of tax, from APEX Investment Fund III, an equity investee that operates in the investment company industry, totaling ($0.6) million in 2002, ($1.2) million in 2001 and $7.7 million in 2000. Summarized financial information for APEX Investment Fund III is as follows:

                                                              AS OF OR FOR THE TWELVE-MONTH PERIOD
                                                                      ENDED SEPTEMBER 30,
                                                              ------------------------------------
                                                                 2002         2001         2000
                                                              ------------------------------------
                                                                     (DOLLARS IN THOUSANDS)
Total investments                                              $ 20,046     $ 41,392     $ 99,747
Total net assets                                                 21,653       44,674      101,286
Total revenues                                                       22          309      291,707
Income (loss) from continuing operations                        (24,840)     (45,882)     290,436
Net income (loss)                                               (24,840)     (45,882)     290,436
Percentage ownership of partners' capital                           4.0%         4.0%         4.1%

Equity investees distributed to us equity securities with a fair value of less than $0.1 million in 2002, $2.8 million in 2001 and $14.5 million in 2000. Also during 2000, we received an interest in ten real estate properties with a fair value of $5.0 million in satisfaction of a fixed maturity security that had been in default. These transactions were treated as noncash items for purposes of the statements of cash flows.

At December 31, 2002, affidavits of deposits covering investments with a carrying value totaling $5,160.2 million were on deposit with state agencies to meet regulatory requirements.

At December 31, 2002, we had committed to provide additional funding for mortgage loans on real estate aggregating $54.1 million. These commitments arose in the normal course of business at terms that are comparable to similar investments.

The carrying value of investments which have been non-income producing for the twelve months preceding December 31, 2002 include real estate, fixed maturities, equity securities, mortgage loans and other long-term investments totaling $5.0 million.

No investment in any person or its affiliates (other than bonds issued by agencies of the United States Government) exceeded ten percent of stockholder's equity at December 31, 2002.

3.  FAIR VALUES OF FINANCIAL INSTRUMENTS

Statement No. 107, "Disclosures About Fair Value of Financial Instruments," requires disclosure of fair value information about financial instruments, whether or not recognized in the consolidated balance sheets, for which it is practicable to estimate value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. Statement No. 107 also excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements and allows companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented herein are limited by each of these factors and do not purport to represent our underlying value.

We used the following methods and assumptions in estimating our fair value disclosures for financial instruments.

FIXED MATURITY SECURITIES: Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using a matrix calculation assuming a spread (based on interest rates and a risk assessment of the bonds) over U.S. Treasury bonds.

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3.  FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)
EQUITY SECURITIES: The fair values for equity securities are based on quoted market prices, where available. For equity securities that are not actively traded, estimated fair values are based on values of comparable issues.

MORTGAGE LOANS ON REAL ESTATE AND POLICY LOANS: Fair values are estimated by discounting expected cash flows using interest rates currently being offered for similar loans.

OTHER LONG-TERM INVESTMENTS: The fair values for investment deposits are estimated by discounting expected cash flows using interest rates currently being offered for similar investments. We are not required to estimate the fair value of our other miscellaneous investments.

CASH AND SHORT-TERM INVESTMENTS: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

SECURITIES AND INDEBTEDNESS OF RELATED PARTIES: Fair values for loans and advances are estimated by discounting expected cash flows using interest rates currently being offered for similar investments. For equity securities that are not actively traded, estimated fair values are based on values of comparable issues. As allowed by Statement No. 107, fair values are not assigned to investments accounted for using the equity method.

REINSURANCE RECOVERABLE: Reinsurance recoverable relating to our portion of the call options used to fund index credits on the equity-indexed annuities assumed from American Equity is reported at fair value. Fair value is determined using quoted market prices. We are not required to estimate fair value for the remainder of the reinsurance recoverable balance.

ASSETS HELD IN SEPARATE ACCOUNTS: Separate account assets are reported at estimated fair value in our consolidated balance sheets.

FUTURE POLICY BENEFITS AND OTHER POLICYHOLDERS' FUNDS: Fair values of our liabilities under contracts not involving significant mortality or morbidity risks (principally deferred annuities, deposit administration funds and supplementary contracts) are estimated at cash surrender value, the cost we would incur to extinguish the liability. We are not required to estimate the fair value of our liabilities under other insurance contracts.

SHORT-TERM AND LONG-TERM DEBT: The fair values for long-term debt are estimated using discounted cash flow analysis based on our current incremental borrowing rate for similar types of borrowing arrangements. For short-term debt, the carrying value approximates fair value.

LIABILITIES RELATED TO SEPARATE ACCOUNTS: Separate account liabilities are estimated at cash surrender value, the cost we would incur to extinguish the liability.

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

3.  FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)
The following sets forth a comparison of the fair values and carrying values of our financial instruments subject to the provisions of Statement No. 107:

                                                                    DECEMBER 31,
                                                  -------------------------------------------------
                                                           2002                      2001
                                                  -----------------------   -----------------------
                                                   CARRYING       FAIR       CARRYING       FAIR
                                                    VALUE        VALUE        VALUE        VALUE
                                                  -------------------------------------------------
                                                               (DOLLARS IN THOUSANDS)
ASSETS
Fixed maturities--available for sale              $4,636,861   $4,636,861   $3,656,741   $3,656,741
Equity securities--available for sale                 21,545       21,545       39,733       39,733
Mortgage loans on real estate                        483,627      531,498      385,307      389,199
Policy loans                                         178,997      214,793      181,054      205,114
Other long-term investments                            1,303        1,303        1,306        1,306
Cash and short-term investments                      281,319      281,319      280,902      280,902
Securities and indebtedness of related parties         4,409        4,409          887          967
Reinsurance recoverable                               17,176       17,176        9,007        9,007
Assets held in separate accounts                     347,717      347,717      356,448      356,448

LIABILITIES
Future policy benefits                            $2,854,685   $2,656,951   $1,853,934   $1,768,792
Other policyholders' funds                           445,619      445,619      373,022      373,022
Short-term debt                                       40,000       40,000           --           --
Long-term debt                                            --           --       40,000       40,000
Liabilities related to separate accounts             347,717      336,484      356,448      345,371

4.  ACQUISITION, REINSURANCE AND POLICY PROVISIONS

ACQUISITION

On January 1, 2001, our parent acquired the assets and liabilities of Kansas Farm Bureau Life Insurance Company, Inc. (Kansas Farm Bureau Life) for $80.7 million and immediately contributed net assets totaling $80.2 million to us. The acquisition was accounted for using purchase accounting by our parent. A condensed statement of the assets and liabilities contributed to us as of January 1, 2001, is as follows (dollars in thousands):

ASSETS                                             LIABILITIES AND PURCHASE PRICE
Investments                          $620,856      Policy liabilities and accruals      $526,391
Cash                                    2,369      Other policyholder funds               76,738
Value of insurance in force                        Other liabilities
acquired                               51,865                                             11,621
Goodwill                                3,539      Total liabilities                     614,750
Other assets                           16,315      Capital contribution                   80,194
                                     --------                                           --------
  Total                              $694,944      Total                                $694,944
                                     ========                                           ========

Acquisition costs totaling $0.7 million have been deferred and included as a component of goodwill. Goodwill was being amortized during 2001 using the straight-line method and a 20-year amortization schedule. As discussed in Note 1 under "Goodwill," goodwill is no longer amortized beginning in 2002.

REINSURANCE

In the normal course of business, we seek to limit our exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers. Our reinsurance coverage for life insurance varies according to the age and risk classification of the insured

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

4. ACQUISITION, REINSURANCE AND POLICY PROVISIONS (CONTINUED) with retention limits ranging up to $1.1 million of coverage per individual life. We do not use financial or surplus relief reinsurance. Life insurance in force ceded on a consolidated basis totaled $5,363.9 million (17.6% of direct life insurance in force) at December 31, 2002 and $4,772.5 million (16.8% of direct life insurance in force) at December 31, 2001.

In addition to the cession of risks in excess of specific retention limits, we also have reinsurance agreements with variable alliance partners to cede a specified percentage of risks associated with variable universal life and variable annuity contracts. Under these agreements, we pay the alliance partners their reinsurance percentage of charges and deductions collected on the reinsured polices. The alliance partners in return pay us their reinsurance percentage of benefits in excess of related account balances. In addition, the alliance partners pay us an expense allowance for certain new business, development and maintenance costs on the reinsured contracts.

Reinsurance contracts do not relieve us of our obligations to policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, our insurance subsidiaries would be liable for these obligations, and payment of these obligations could result in losses. To limit the possibility of such losses, we evaluate the financial condition of our reinsurers and monitor concentrations of credit risk. No allowance for uncollectible amounts has been established against our asset for reinsurance recoverable since none of our receivables are deemed to be uncollectible.

Through July 1, 2002, we participated with various unaffiliated life insurance companies in a reinsurance pool to mitigate the impact of a catastrophic event on our financial position and results of operations. Members of the pool shared in the eligible catastrophic losses based on their size and contribution to the pool. Under the pool arrangement, we were able to cede catastrophic losses after other reinsurance and a deductible of $0.4 million, subject to a pool cap of $125.0 million per event. We incurred losses from this pool totaling $1.6 million in 2001 resulting from the terrorist acts on September 11, 2001. We no longer participate in this pool due to structural changes in the pool, including an increase in the cap on losses.

Effective September 1, 2001, we entered into a 100% coinsurance agreement to reinsure our individual disability income business acquired in the Kansas Farm Bureau Life acquisition with an unaffiliated insurer. Effective September 1, 2000, we entered into a similar arrangement with the same insurer to reinsure our individual disability income business in force at that time. At
September 1, 2001, the related accident and health reserves totaled $14.4 million, deferred policy acquisition costs totaled $0.7 million and value of insurance in force acquired totaled $3.1 million. At September 1, 2000, the related accident and health reserves totaled $43.6 million and deferred acquisition costs totaled $11.8 million. We settled these transactions by transferring cash and investments equal to the reserves on the business. In addition, we received cash totaling $3.0 million in 2001 and $11.1 million in 2000 as consideration for the transactions. Losses totaling $0.8 million in 2001 and $0.7 million in 2000 on the transactions have been deferred and are being recognized over the term of the underlying policies.

In total, insurance premiums and product charges have been reduced by $26.8 million in 2002, $22.1 million in 2001 and $9.5 million in 2000 and insurance benefits have been reduced by $12.9 million in 2002, $13.7 million in 2001 and $6.2 million in 2000 as a result of cession agreements.

During 2001, we entered into a coinsurance agreement with American Equity whereby we assumed 70% of certain fixed and equity-indexed annuity business written by American Equity from August 1, 2001 to December 31, 2001 and 40% of certain annuity business written during 2002. The agreement also provides for reinsuring 40% of certain new annuity business written by American Equity during 2003. The reinsurance of the business written prior to October 1, 2001 was accounted for as the acquisition of an in force block of business on October 1, 2001. With the reinsurance of the in force block, we recorded cash and reinsurance recoverable totaling $120.4 million, deferred acquisition costs of $18.3 million and policy liabilities of $138.7 million. Premiums collected on this assumed business, not included in revenues in the

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

4. ACQUISITION, REINSURANCE AND POLICY PROVISIONS (CONTINUED) consolidated statements of income, totaled $837.9 million in 2002 and $280.0 million in the fourth quarter of 2001.

The equity-indexed annuity products assumed from American Equity guarantee the return of principal to the contract holder and credit amounts based on a percentage of the gain in a specified market index. A portion of the premium assumed from American Equity is invested in investment grade fixed income securities to cover our share of the minimum guaranteed value due to the contract holder at the end of the contract term. A portion of the premium received from the contract holder is used to purchase derivatives consisting of call options on the applicable market indexes to fund the index credits due to the equity-indexed annuity contract holders. As described in Note 1, "Significant Accounting Policies -- Reinsurance Recoverable," the call options are purchased by and maintained on the books of American Equity and we record our proportionate share of the option value supporting the business we reinsure as reinsurance recoverable. Changes in market value of the call options, as well as option proceeds, are included as a component of derivative income (loss).

All of the call options are one-year options, the terms of which are closely matched with the equity-indexed annuity terms that define the amount of index credits payable under the contract at the next anniversary date. On the respective anniversary dates of the equity-indexed contracts, the market index used to compute the annual index credits is reset and we, through American Equity, purchase new one-year call options to fund the next annual index credit. American Equity manages the cost of these purchases through the terms of the equity-indexed annuities, which permit American Equity to change annual participation rates, asset fees, and/or caps, subject to guaranteed minimums. By reducing participation rates and caps, or increasing asset fees, American Equity can limit option costs to budgeted amounts except in cases where the minimum guarantees prevent further reductions in these contract terms.

The reserve for equity-indexed annuity contracts includes a series of embedded derivatives that represent the contract holder's right to participate in index returns over the lives of the applicable contracts. The reserve includes the value of the embedded forward options despite the fact that call options are not purchased for a period longer than the period of time to the next contract anniversary date.

Effective May 1, 2001, we entered into a coinsurance agreement with NTL whereby we assumed 90% of NTL's traditional life, universal life and annuity business in force. In addition, we assume 50% of NTL's traditional life, universal life and annuity business issued after May 1, 2001. We received investments and other assets in consideration for the policy liabilities assumed. Assets and liabilities recorded in connection with this agreement as of May 1, 2001, were as follows (dollars in thousands):

ASSETS
Investments                          $299,252
Cash                                      340
Deferred policy acquisition costs      32,539
Other assets                            5,048
                                     --------
    Total                            $337,179
                                     ========
LIABILITIES
Policy liabilities and accruals      $324,592
Other policyholder funds               11,872
Other liabilities                         715
                                     --------
    Total                            $337,179
                                     ========

In addition to these reinsurance assumption agreements, we also assume variable annuity business from American Equity and two other alliance partners through modified coinsurance arrangements. Variable life business is also assumed from one of these partners through a similar modified coinsurance arrangement.

Life insurance in force assumed on a consolidated basis totaled $1,999.2 million (6.2% of total life insurance in force) at December 31, 2002 and $3,784.2 million (13.8% of total life insurance in force) at

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

4.  ACQUISITION, REINSURANCE AND POLICY PROVISIONS (CONTINUED)
December 31, 2001. In total, premiums and product charges assumed totaled $15.8 million in 2002, $11.3 million in 2001 and $0.1 million in 2000. Insurance benefits assumed totaled $10.3 million in 2002 and $9.0 million in 2001.

POLICY PROVISIONS

Unpaid claims on accident and health policies (principally disability income products) include amounts for losses and related adjustment expense and are estimates of the ultimate net costs of all losses, reported and unreported. These estimates are subject to the impact of future changes in claim severity, frequency and other factors. The activity in the liability for unpaid claims and related adjustment expense, net of reinsurance, is summarized as follows:

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2002       2001       200
                                                              ------------------------------
                                                                  (DOLLARS IN THOUSANDS)
Unpaid claims liability, net of related reinsurance, at
  beginning of year                                           $   766    $ 1,302    $20,433
Claim reserves resulting from acquisition                          --      1,494         --
Add:
  Provision for claims occurring in the current year              254        378      6,087
  Change in estimated expense for claims occurring in the
    prior years                                                    68        719     (1,756)
                                                              ------------------------------
Incurred claim expense during the current year                    322      1,097      4,331
Deduct expense payments for claims occurring during:
  Current year                                                    207        563      1,711
  Prior years                                                     245      1,312      2,680
Deduct claim reserves transferred under 100% coinsurance
  arrangement                                                      --      1,252     19,071
                                                              ------------------------------
                                                                  452      3,127     23,462
                                                              ------------------------------
Unpaid claims liability, net of related reinsurance, at end
  of year                                                         636        766      1,302
Active life reserve                                               144        130        176
                                                              ------------------------------
Net accident and health reserves                                  780        896      1,478
Reinsurance ceded                                              62,306     63,836     46,456
                                                              ------------------------------
Gross accident and health reserves                            $63,086    $64,732    $47,934
                                                              ==============================

We develop reserves for unpaid claims by using industry mortality and morbidity data. One year development on prior year reserves represents our experience being more or less favorable than that of the industry. Over time, we expect our experience with respect to disability income business to be comparable to that of the industry. A certain level of volatility in development is inherent in these reserves since the underlying block of business is relatively small.

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

4.  ACQUISITION, REINSURANCE AND POLICY PROVISIONS (CONTINUED)
An analysis of the value of insurance in force acquired is as follows:

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2002       2001       2000
                                                              ------------------------------
                                                                  (DOLLARS IN THOUSANDS)
Excluding impact of net unrealized investment gains and
  losses:
  Balance at beginning of year                                $59,083    $13,993    $14,854
  Addition resulting from acquisition                              --     51,865         --
  Accretion of interest during the year                         3,419      3,886        823
  Reduction resulting from coinsurance agreement                   --     (3,143)        --
  Amortization of asset                                        (5,062)    (7,518)    (1,684)
                                                              ------------------------------
Balance prior to impact of net unrealized investment gains
  and losses                                                   57,440     59,083     13,993
Impact of net unrealized investment gains and losses           (8,914)    (8,954)       271
                                                              ------------------------------
Balance at end of year                                        $48,526    $50,129    $14,264
                                                              ==============================

Net amortization of the value of insurance in force acquired, based on expected future gross profits/ margins, for the next five years and thereafter is expected to be as follows: 2003 -- $2.8 million; 2004 -- $2.7 million; 2005 -- $2.6 million; 2006 -- $2.5 million; 2007 -- $2.5 million; and thereafter, through 2023 -- $44.3 million.

5.  INCOME TAXES

We file a consolidated federal income tax return with FBL Financial Group, Inc. and a majority of its subsidiaries. FBL Financial Group, Inc. and its direct and indirect subsidiaries included in the consolidated federal income tax return each report current income tax expense as allocated under a consolidated tax allocation agreement. Generally, this allocation results in profitable companies recognizing a tax provision as if the individual company filed a separate return and loss companies recognizing a benefit to the extent their losses contribute to reduce consolidated taxes.

Deferred income taxes have been established based upon the temporary differences between the financial statement and income tax bases of assets and liabilities. The reversal of the temporary differences will result in taxable or deductible amounts in future years when the related asset or liability is recovered or settled.

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

5.  INCOME TAXES (CONTINUED)
Income tax expenses (credits) are included in the consolidated financial statements as follows:

                                                                YEAR ENDED DECEMBER 31,
                                                             ------------------------------
                                                               2002       2001       2000
                                                             ------------------------------
                                                                 (DOLLARS IN THOUSANDS)
Taxes provided in consolidated statements of income on:
  Income before minority interest in earnings of
    subsidiaries, equity income and cumulative effect of
    change in accounting principle:
    Current                                                  $10,814    $15,438    $ 6,477
    Deferred                                                  12,277      3,635      6,738
                                                             ------------------------------
                                                              23,091     19,073     13,215
  Equity income:
    Current                                                      115        137      6,476
    Deferred                                                      --         --         92
                                                             ------------------------------
                                                                 115        137      6,568
Cumulative effect of change in accounting for derivative
  instruments--deferred                                           --        185         --
Taxes provided in consolidated statement of changes in
  stockholder's equity:
  Cumulative effect of change in accounting for derivative
    instruments--deferred                                         --      1,480         --
  Change in net unrealized investment
    gains/losses--deferred                                    30,052     31,736     14,803
  Adjustment resulting from capital transaction of equity
    investee--deferred                                          (113)        --         19
                                                             ------------------------------
                                                              29,939     33,216     14,822
                                                             ------------------------------
                                                             $53,145    $52,611    $34,605
                                                             ==============================

The effective tax rate on income before income taxes, equity income and cumulative effect of change in accounting principle is different from the prevailing federal income tax rate as follows:

                                                                YEAR ENDED DECEMBER 31,
                                                             ------------------------------
                                                               2002       2001       2000
                                                             ------------------------------
                                                                 (DOLLARS IN THOUSANDS)
Income before income taxes, minority interest in earnings
  of subsidiaries, equity income and cumulative effect of
  change in accounting principle
                                                             $71,201    $58,727    $38,227
                                                             ==============================
Income tax at federal statutory rate (35%)                   $24,920    $20,554    $13,379
Tax effect (decrease) of:
  Gain on dividend of home office properties                    (369)      (369)      (369)
  Tax-exempt dividend and interest income                     (1,192)    (1,068)    (1,131)
  State income taxes                                              25        360        382
  Other items                                                   (293)      (404)       954
                                                             ------------------------------
Income tax expense                                           $23,091    $19,073    $13,215
                                                             ==============================

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

5.  INCOME TAXES (CONTINUED)
The tax effect of temporary differences giving rise to our deferred income tax assets and liabilities is as follows:

                                                                   DECEMBER 31,
                                                              ----------------------
                                                                 2002        2001
                                                              ----------------------
                                                              (DOLLARS IN THOUSANDS)
Deferred income tax liabilities:
  Fixed maturity and equity securities                        $  71,803    $ 22,572
  Deferred policy acquisition costs                             133,228      99,265
  Value of insurance in force acquired                           16,984      17,428
  Other                                                          15,255      14,231
                                                              ----------------------
                                                                237,270     153,496
Deferred income tax assets:
  Future policy benefits                                       (110,188)    (69,424)
  Accrued dividends                                              (5,387)     (2,160)
  Accrued pension costs                                         (11,766)    (11,735)
  Other                                                         (10,356)    (12,820)
                                                              ----------------------
                                                               (137,697)    (96,139)
                                                              ----------------------
Deferred income tax liability                                 $  99,573    $ 57,357
                                                              ======================

Prior to 1984, a portion of our current income was not subject to current income taxation, but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." The aggregate accumulation in this account at December 31, 2002 was $12.0 million. Should the policyholders' surplus account exceed the limitation prescribed by federal income tax law, or should distributions be made by us to our stockholder in excess of $580.4 million, such excess would be subject to federal income taxes at rates then effective. Deferred income taxes of $4.2 million have not been provided on amounts included in this memorandum account.

6.  CREDIT ARRANGEMENTS

We have a note payable to the Federal Home Loan Bank (FHLB) totaling $40.0 million at December 31, 2002 and 2001. The note is due September 17, 2003, therefore it is classified as short-term debt at December 31, 2002 and long-term debt at December 31, 2001 on our consolidated balance sheets. Interest on the note is charged at a variable rate equal to the London Interbank Offered Rate less 0.0475% (1.37% at December 31, 2002 and 1.85% at December 31, 2001). At
December 31, 2002, fixed maturity securities with a carrying value of $46.8 million are on deposit with the FHLB as collateral for the note. As an investor in the FHLB, we have the ability to borrow an additional $44.6 million from the FHLB at December 31, 2002 with an appropriate increase in collateral deposits.

FBL Financial Group, Inc. has extended a line of credit to us in the amount of $75.0 million. Interest on any borrowings under this arrangement is charged at a rate equal to the prime rate of a national bank. No borrowings have been made on this line of credit.

7.  RETIREMENT AND COMPENSATION PLANS

We participate with several affiliates in various defined benefit plans covering substantially all of our employees. The benefits of these plans are based primarily on years of service and employees' compensation. Net periodic pension cost of the plans is allocated between participants generally on a basis of time incurred by the respective employees for each employer. Such allocations are reviewed annually. Pension expense aggregated $3.5 million in 2002, $4.2 million in 2001 and $3.9 million in 2000.

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

7.  RETIREMENT AND COMPENSATION PLANS (CONTINUED)
We participate with several affiliates in a 401(k) defined contribution plan which covers substantially all employees. We contribute FBL Financial
Group, Inc. stock in an amount equal to 100% of an employee's contributions up to 2% of the annual salary contributed by the employee and an amount equal to 50% of an employee's contributions between 2% and 4% of the annual salary contributed by the employee. Prior to 2002, we contributed FBL Financial
Group, Inc. stock in the amount equal to 50% of an employee's contributions up to 4% of the annual salary contributed by the employee. Costs are allocated among the affiliates on a basis of time incurred by the respective employees for each company. Related expense totaled $0.6 million in 2002, $0.4 million in 2001 and $0.3 million in 2000.

We have established deferred compensation plans for certain key current and former employees and have certain other benefit plans which provide for retirement and other benefits. Liabilities for these plans are accrued as the related benefits are earned.

Certain of the assets related to these plans are on deposit with us and amounts relating to these plans are included in our financial statements. In addition, certain amounts included in the policy liabilities for interest sensitive products relate to deposit administration funds maintained by us on behalf of affiliates.

In addition to benefits offered under the aforementioned benefit plans, we and several other affiliates sponsor a plan that provides group term life insurance benefits to retired full-time employees who have worked ten years and attained age 55 while in service. Furthermore, during a portion of 2001 we offered certain retiree health benefits to employees and retirees formerly employed by Kansas Farm Bureau Life. During 2001, we discontinued offering this benefit to active employees and wrote off the related liability. Postretirement benefit expense is allocated in a manner consistent with pension expense discussed above. Postretirement benefit expense (benefit) aggregated less than $0.1 million for 2002, ($0.5) million for 2001 and less than $0.1 million for 2000.

8.  MANAGEMENT AND OTHER AGREEMENTS

We share certain office facilities and services with the Iowa Farm Bureau Federation, Kansas Farm Bureau Federation and their affiliated companies. These expenses are allocated on the basis of cost and time studies that are updated annually and consist primarily of salaries and related expenses, travel and other operating costs.

We lease office space under an annually renewable lease from Farm Bureau Mutual Insurance Company, Inc. (Kansas). Farm Bureau Mutual Insurance Company, Inc. was merged into Farm Bureau Mutual Insurance Company (Farm Bureau Mutual), an affiliate, effective January 1, 2003. Related lease expense totaled $0.3 million in 2002 and 2001.

We participate in a management agreement with FBL Financial Group, Inc., under which FBL Financial Group, Inc. provides general business, administration and management services. In addition, Farm Bureau Management Corporation, a wholly-owned subsidiary of the Iowa Farm Bureau Federation, provides certain management services to us under a separate arrangement. We incurred related expenses totaling $4.5 million in 2002, $2.5 million in 2001 and $1.6 million in 2000.

We have equipment and auto lease agreements with FBL Leasing Services, Inc., an indirect, wholly-owned subsidiary of FBL Financial Group, Inc. We incurred expenses totaling $2.9 million during 2002 and $2.7 million during 2001 and 2000 under these agreements.

EquiTrust Investment Management Services, Inc., an indirect wholly-owned subsidiary of FBL Financial Group, Inc., provides investment advisory services for us. The related fees are based on the level of assets under management plus certain out-of-pocket expenses. We incurred expenses totaling $5.3 million during 2002, $4.3 million during 2001 and $3.8 million during 2000 relating to these services.

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

8.  MANAGEMENT AND OTHER AGREEMENTS (CONTINUED)
We have marketing agreements with the Farm Bureau property-casualty companies operating within our marketing territory, including Farm Bureau Mutual and other affiliates. Under the marketing agreements, the property-casualty companies are responsible for development and management of our agency force for a fee equal to a percentage of commissions on first year life insurance premiums and annuity deposits. We paid $7.2 million in 2002, $6.2 million in 2001 and $6.0 million in 2000 to the property-casualty companies under these arrangements.

We are licensed by the Iowa Farm Bureau Federation to use the "Farm Bureau" and "FB" designations in Iowa. In connection with this license, we incurred royalty expense totaling $0.4 million in 2002, $0.5 million in 2001 and $0.7 million in 2000. The expense set forth above in 2001 is before the recovery of $1.0 million in overpayment of royalties in prior years under the terms of the royalty contract. We have similar arrangements with the Kansas Farm Bureau Federation and other Farm Bureau organizations in other states in our market territory. Total royalty expense to Farm Bureau organizations other than the Iowa Farm Bureau Federation totaled $1.1 million in 2002, $1.0 million in 2001 and $1.2 million in 2000.

9.  COMMITMENTS AND CONTINGENCIES

In the normal course of business, we may be involved in litigation where amounts are alleged that are substantially in excess of contractual policy benefits or certain other agreements. At December 31, 2002, management is not aware of any claims for which a material loss is reasonably possible.

Effective January 1, 2001, we switched our insurance coverage for employee health and welfare claims from indemnity insurance primarily to self-insurance. However, claims in excess of self-insurance levels are fully insured. We fund insurance claims through a self-insurance trust. Deposits to the trust are made at an amount equal to our best estimate of claims incurred during the period. Accordingly, no accruals are recorded on our financial statements for unpaid claims and claims incurred but not reported. Adjustments, if any, resulting in changes in the estimate of claims incurred will be reflected in operations in the periods in which such adjustments are known.

Our parent leases its home office properties under a 15-year operating lease. Our expected share of future remaining minimum lease payments under this lease as of December 31, 2002 are as follows: 2003 -- $1.7 million; 2004 -- $1.7 million; 2005 -- $1.7 million; 2006 -- $1.7 million; 2007 -- $1.7 million and thereafter, through 2013 -- $9.9 million. Rent expense for the lease totaled $2.3 million in 2002, $2.2 million in 2001 and $2.3 million in 2000. These amounts are net of $1.1 million in 2002, 2001 and 2000 in amortization of a deferred gain on the transfer of the home office properties. The remaining unamortized deferred gain totaled $10.8 million at December 31, 2002 and $11.9 million at December 31, 2001.

We have extended a line of credit in the amount of $0.5 million to Western Computer Services, Inc., an affiliate. Interest on this agreement is equal to the prime rate of a national bank and payable monthly. There was $0.1 million at December 31, 2002 and $0.2 million at December 31, 2001 outstanding on the line of credit.

We have also extended a line of credit in the amount of $40.0 million to FBL Leasing Services, Inc. Interest on this agreement is charged at a variable rate equal to the London Interbank Offered Rate plus 0.0025% (1.42% at December 31, 2002 and 1.90% at December 31, 2001). There was $15.6 million outstanding on the line of credit at December 31, 2002 and $20.6 million at December 31, 2001. Interest income on the line of credit totaled $0.3 million during 2002, $1.2 million during 2001 and $2.1 million during 2000.

In connection with a lease between an affiliate and a third party, we have entered into an agreement whereby we guarantee payments under the lease terms for an amount less than $0.1 million. At December 31, 2002 and 2001, we assessed the probability and amount of payment and determined no accrual was necessary.

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

10. STATUTORY INFORMATION

Our financial statements and the financial statements of our insurance subsidiary differ from related statutory-basis financial statements principally as follows: (a) the bond portfolio is classified as available-for-sale (carried at fair value) rather than generally being carried at amortized cost;
(b) acquisition costs of acquiring new business are deferred and amortized over the life of the policies rather than charged to operations as incurred;
(c) future policy benefit reserves for participating traditional life insurance products are based on net level premium methods and guaranteed cash value assumptions which may differ from statutory reserves; (d) future policy benefit reserves on certain interest sensitive products are based on full account values, rather than discounting methodologies utilizing statutory interest rates; (e) net realized gains or losses attributed to changes in the level of market interest rates are recognized as gains or losses in the statements of income when the sale is completed rather than deferred and amortized over the remaining life of the fixed maturity security or mortgage loan; (f) the established formula-determined statutory investment reserve, changes in which are charged directly to surplus, is not recorded as a liability; (g) certain deferred income tax assets, agents' balances and certain other assets designated as "non-admitted assets" for statutory purposes are reported as assets rather than being charged to surplus; (h) revenues for interest sensitive and variable products consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed rather than premiums received; (i) pension income or expense is recognized for all employees in accordance with Statement No. 87, "Employers' Accounting for Pensions" rather than for vested employees only; (j) the financial statements of subsidiaries are consolidated with those of the insurance subsidiary; and (k) assets and liabilities are restated to fair values when a change in ownership occurs that is accounted for as a purchase, with provisions for goodwill and other intangible assets, rather than continuing to be presented at historical cost.

Our net income, not including subsidiaries, as determined in accordance with statutory accounting practices, was $14.2 million in 2002 and 2001 and $29.1 million in 2000. Our statutory net gain from operations, which excludes realized gains and losses, totaled $36.3 million in 2002, $28.1 million in 2001 and $49.9 million in 2000. Our total statutory capital and surplus was $391.8 million at December 31, 2002 and $378.2 million at December 31, 2001.

Net income (loss) of our insurance subsidiary, as determined in accordance with statutory accounting practices, was $10.6 million in 2002, ($23.0) million in 2001 and ($0.2) million in 2000. Our subsidiary's net loss for 2001 is primarily attributable to the payment of ceding commissions on the NTL and American Equity coinsurance transactions. Total statutory capital and surplus for our insurance subsidiary was $78.3 million at December 31, 2002 and $43.7 million at December 31, 2001.

We have guaranteed that we will maintain a minimum statutory capitalization level for our insurance subsidiary, sufficient to maintain a favorable risk based capital ratio. Any contribution to maintain the ratio would increase our investment in the insurance subsidiary.

Our ability to pay dividends to our parent company is restricted because prior approval of the Iowa insurance commissioner is required for payment of dividends to the stockholder which exceed an annual limitation. During 2003, we could pay dividends to our parent company of approximately $39.2 million without prior approval of insurance regulatory authorities.

11. SEGMENT INFORMATION

Management analyzes operations by reviewing financial information regarding products that are aggregated into three product segments. The product segments are: (1) traditional annuity, (2) traditional and universal life insurance and
(3) variable. We also have corporate capital that is aggregated into a corporate and other segment.

The traditional annuity segment consists of traditional annuities, equity-indexed annuities and supplementary contracts (some of which involve life contingencies). Traditional and equity-indexed

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

11. SEGMENT INFORMATION (CONTINUED)
annuities provide for tax-deferred savings and supplementary contracts provide for the systematic repayment of funds that accumulate interest. Traditional annuities consist primarily of flexible premium deferred annuities, but also include single premium deferred and immediate contracts. With traditional annuities, we bear the underlying investment risk and credit interest to the contracts at rates we determine, subject to interest rate guarantees. With equity-indexed annuity products, we bear the underlying investment risk and credit interest in an amount equal to the greater of a guaranteed interest rate or a percentage of the gain in a specified market index.

The traditional and universal life insurance segment consists of whole life, term life and universal life policies. These policies provide benefits upon the death of the insured and may also allow the customer to build cash value on a tax-deferred basis.

The variable segment consists of variable universal life insurance and variable annuity contracts. These products are similar to universal life insurance and traditional annuity contracts, except the contract holder has the option to direct the cash value of the contract to a wide range of investment sub-accounts, thereby passing the investment risk to the contract holder.

The corporate and other segment consists primarily of accident and health insurance products (primarily long-term disability income insurance) and corporate items that do not meet the quantitative threshold for separate segment reporting.

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

11. SEGMENT INFORMATION (CONTINUED)
Financial information concerning our operating segments is as follows.

                                                            YEAR ENDED DECEMBER 31,
                                                      ------------------------------------
                                                         2002         2001         2000
                                                      ------------------------------------
                                                             (DOLLARS IN THOUSANDS)
Operating revenues:
  Traditional annuity                                 $  176,847   $  128,738   $   91,661
  Traditional and universal life                         310,965      295,045      222,458
  Variable                                                45,686       40,565       36,251
  Corporate and other                                      6,205       10,290       23,006
                                                      ------------------------------------
                                                         539,703      474,638      373,376
Realized losses on investments (A)                       (14,797)     (16,090)     (26,047)
                                                      ------------------------------------
  Consolidated revenues                               $  524,906   $  458,548   $  347,329
                                                      ====================================
Net investment income:
  Traditional annuity                                 $  184,969   $  126,784   $   90,490
  Traditional and universal life                         146,589      141,611      106,867
  Variable                                                11,909       10,198        9,007
  Corporate and other                                      4,347        6,583       12,549
                                                      ------------------------------------
    Consolidated                                      $  347,814   $  285,176   $  218,913
                                                      ====================================
Depreciation and amortization:
  Traditional annuity                                 $   (7,156)  $    1,471   $    1,115
  Traditional and universal life                          (3,011)       3,586        2,989
  Variable                                                  (109)         428          669
  Corporate and other                                        997        1,312          683
                                                      ------------------------------------
    Consolidated                                      $   (9,279)  $    6,797   $    5,456
                                                      ====================================
Pre-tax operating income (loss):
  Traditional annuity                                 $   28,534   $   20,153   $   15,632
  Traditional and universal life                          59,530       49,106       43,967
  Variable                                                (2,624)       4,898          789
  Corporate and other                                     (1,217)      (1,170)      21,036
                                                      ------------------------------------
                                                          84,223       72,987       81,424
Income taxes on operating income                         (27,674)     (24,064)     (28,335)
Realized losses on investments, net (A)                   (8,293)      (9,015)     (15,882)
                                                      ------------------------------------
    Consolidated income before cumulative effect of
      change in accounting principle                  $   48,256   $   39,908   $   37,207
                                                      ====================================
Assets:
  Traditional annuity                                 $3,315,741   $2,374,426   $1,243,475
  Traditional and universal life                       2,310,128    2,227,505    1,606,420
  Variable                                               681,264      633,417      564,051
  Corporate and other                                    302,527      312,241      287,943
                                                      ------------------------------------
                                                       6,609,660    5,547,589    3,701,889
Unrealized gains (losses) on investments, net (A)        145,573       60,303      (32,496)
Other classification adjustments                          (9,128)     (20,354)     (14,953)
                                                      ------------------------------------
    Consolidated assets                               $6,746,105   $5,587,538   $3,654,440
                                                      ====================================

------------------------

(A) Amounts are net of adjustments, as applicable, to amortization of unearned revenue reserves, deferred policy acquisition costs, value of insurance in force acquired and income taxes attributable to gains and losses on investments.

                       FARM BUREAU LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

11. SEGMENT INFORMATION (CONTINUED)
We analyze our segment results based on pre-tax operating income. Accordingly, income taxes are not allocated to the segments. In addition, operating results are analyzed net of any transactions between the segments.

Depreciation and amortization are allocated to the product segments while the related property, equipment and capitalized software are generally allocated to the corporate and other segment.

Our investment in equity method investees and the related equity income are attributable to the corporate and other segment. Interest expense and expenditures for long-lived assets were not significant during the periods presented above.

Net statutory premiums collected, which include premiums collected from annuities and universal life-type products that are not included in revenues for GAAP reporting, totaled $1,349.4 million in 2002. Total premiums collected include $837.9 million assumed from American Equity, $20.8 million assumed from NTL and $471.7 million written in our core Farm Bureau marketing territory. Excluding reinsurance assumed, our total life and annuity collected premiums for 2002 are concentrated in the following core Farm Bureau distribution states -- Iowa (28%), Kansas (24%) and Oklahoma (8%). Premiums collected in these states include premiums on products from all of our product segments.

                                     PART C
                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


(a) (1) All Financial Statements are included in either the Prospectus or the Statement of Additional Information, as indicated therein.(7)



    (2) Financial Statements Schedules I, III, IV.(7)
      Schedule I--Summary of Investments
      Schedule III--Supplementary Insurance Information
      Schedule IV--Reinsurance


All required financial statements are included in Part B.

(b) Exhibits


  (1) Certified resolution of the board of directors of Farm Bureau Life
      Insurance Company (the "Company") establishing Farm Bureau Life Annuity
      Account (the "Account").(1)

  (2) Not Applicable.

  (3) (a) Underwriting Agreement.(3)

      (b) Paying Agent Agreement.(3)

  (4) (a) Contract Form.(6)

      (b) Variable Settlement Agreement.(5)

      (c) Incremental Death Benefit Rider.(5)

  (5) (a) Contract Application.(5)

      (b) Suitability Supplement.(5)

  (6) (a) Articles of Incorporation of the Company.(1)

      (b) By-Laws of the Company.(1)

  (7) Not Applicable.

  (8) (a) Participation agreement relating to EquiTrust Variable Insurance
      Series Fund.(1)

      (b)(1) Participation agreement relating to Fidelity Variable Insurance
      Products Fund.(2)

      (b)(1)(a) Amended Schedule to Participation Agreement.(4)

      (b)(2) Participation agreement relating to Fidelity Variable Insurance
      Products Fund II.(2)

      (b)(2)(a) Amended Schedule to Participation Agreement.(4)

      (b)(3) Participation agreement relating to Fidelity Variable Insurance
      Products Fund III.(2)

      (b)(3)(a) Amended Schedule to Participation Agreement.(4)

      (b)(4) Service Contract.(4)

      (c) Participation agreement relating to T. Rowe Price Equity Series, Inc.
      and T. Rowe Price International Series, Inc.(2)

      (c)(1) Amended Schedule to Participation Agreement.(4)

      (d) Participation agreement relating to American Century Funds.(4)

      (e) Participation agreement relating to Dreyfus Variable Investment Fund and Dreyfus Socially Responsible Growth Fund.(4)

      (e)(1) Form of Amended Schedule to Participation Agreement.(4)

      (f) Participation agreement relating to Franklin Templeton Funds.(4)

      (g) Participation agreement relating to JP Morgan Series Trust II.(4)

      (h) Participation agreement relating to Summit Pinnacle Series.(4)

  (9) Opinion and Consent of Stephen M. Morain, Esquire.(7)

 (10) (a) Consent of Sutherland Asbill & Brennan LLP.(7)

      (b) Consent of Ernst & Young LLP.(7)

      (c) Opinion and Consent of Christopher G. Daniels, FSA, MAAA, Life Product
      Development and Pricing Vice President.(7)

 (11) Not Applicable.

 (12) Not Applicable.

 (13) Not Applicable.

 (14) Powers of Attorney.(3)


------------------------

(1) Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on May 1, 1998.

(2) Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on April 30, 1999.

(3) Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on April 26, 2001.

(4) Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on September 27, 2001.

(5) Incorporated herein by reference to the Initial Filing of the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on May 6, 2002.


(6) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-87632) filed with the Securities and Exchange Commission on August 13, 2002.



(7) Filed herein.


ITEM 25.  DIRECTORS AND OFFICERS OF THE COMPANY


Incorporated herein by reference to the prospectus in the Form N-6 registration statement (File No. 333-87766) for certain variable life insurance contracts issued by the Company and filed with the Commission on February 27, 2003.


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding voting common stock is owned by FBL Financial Group, Inc. This Company and its affiliates are described more fully in the prospectus included in this registration statement. Various companies and other entities controlled by FBL Financial Group, Inc., may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of the owners of their common stock (where applicable), are set forth on the following diagram.

SEE ORGANIZATION CHART ON FOLLOWING PAGE

                           FBL FINANCIAL GROUP, INC.
                                OWNERSHIP CHART



                                                         FBL Financial
                                                          Group, Inc.
                                                            (an Iowa
                                                          corporation)
                                                               /
                ----------------------------------------------
                      /               /               /
                 Farm Bureau    FBL Financial        FBL
                Life Insurance  Group Capital     Financial
                   Company          Trust       Services, Inc.
                   (an Iowa       (a wholly-       (an Iowa
                 corporation)       owned        corporation)
                  (a wholly-     subsidiary)      (a wholly-
                    owned                           owned
                 subsidiary)                     subsidiary)
                      /                               /
----------------------------------------------        /
      /               /               /               /
  EquiTrust          FBL          Western AG          /
Life Insurance   Real Estate      Insurance           /
   Company      Ventures, Ltd.   Agency, Inc.         /
   (an Iowa        (an Iowa      (an Arizona          /
 corporation)    corporation)    corporation)         /
  (a wholly-      (a wholly-         (20%             /
    owned           owned         ownership)          /
 subsidiary)     subsidiary)                          /
                                                      /
                                                --------------------------------------------------------------------------------
                                                      /               /               /                /                /
                                                     FBL             FBL          EquiTrust        EquiTrust        EquiTrust
                                                   Leasing        Insurance       Investment       Marketing         Assigned
                                                Services, Inc.    Brokerage,      Management     Services, LLC       Benefit
                                                   (an Iowa          Inc.       Services, Inc.    (a Delaware        Company
                                                 corporation)      (an Iowa      (a Delaware        limited          (an Iowa
                                                  (a wholly-     corporation)    corporation)      liability       corporation)
                                                    owned         (a wholly-          (a            company)        (a wholly-
                                                 subsidiary)        owned        wholly-owned      (a wholly-         owned
                                                                 subsidiary)     subsidiary)         owned         subsidiary)
                                                                                      .           subsidiary)
                                                                                      .
                                                                ................................................
                                                                      .               .                .
                                                                  EquiTrust       EquiTrust        EquiTrust
                                                                 Series Fund,    Money Market     Variable Ins
                                                                     Inc.            Fund         Series Fund
                                                                 (a Maryland     (a Maryland    (a Massachusetts
                                                                 corporation)    corporation)   business trust)


----------------------------------

..... Management Agreement

ITEM 27.  NUMBER OF CONTRACT OWNERS


As of April 3, 2003, 1,065 Contracts have been sold.


ITEM 28.  INDEMNIFICATION

Article XII of the Company's By-Laws provides for the indemnification by the Company of any person who is a party or who is threatened to be made a party to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of the Company) by reason of the fact that he is or was a director or officer of the Company, or is or was serving at the request of the Company as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust or enterprise, against expenses (including attorneys' fees), judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.
Article XII also provides for the indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the Company to procure a judgment in its favor by reason of the fact that he is or was a director or officer of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or another enterprise against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Company, except that no indemnification will be made in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Company unless and only to the extent that the court in which such action or suit was brought determines upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER


(a) EquiTrust Marketing Services, LLC is the registrant's principal underwriter and also serves as the principal underwriter to Farm Bureau Life Variable Account, and the separate accounts of EquiTrust Life Insurance Company, an affiliate of the Company, including EquiTrust Life Annuity Account, EquiTrust Life Annuity Account II, EquiTrust Life Variable Account and EquiTrust Life Variable Account II.

(b) Officers and Managers of EquiTrust Marketing Services, LLC


NAME AND PRINCIPAL BUSINESS
ADDRESS*                        POSITIONS AND OFFICES
Lynn E. Wilson                  President and Manager
William J. Oddy                 Chief Executive Officer and Manager
James P. Brannen                Chief Financial Officer and Manager
Jo Ann Rumelhart                Executive Vice President and Manager
Stephen M. Morain               Senior Vice President, General Counsel and Manager
James W. Noyce                  Chief Administrative Officer, Treasurer and Manager
John M. Paule                   Chief Marketing Officer and Manager
Lou Ann Sandburg                Vice President--Investments, Assistant Treasurer and Manager
Dennis M. Marker                Vice President--Investment Administration and Manager
Robert A. Simons                Senior Counsel--Investments
Robert J. Rummelhart            Investment Vice President
Charles T. Happel               Securities Vice President
Kristi Rojohn                   Investment Compliance Vice President and Secretary
Julie M. McGonegle              Investment Product Vice President
Deborah K. Peters               Director of Broker/Dealer and Market Conduct Compliance
Susan M. Coombs                 Mutual Fund Accounting Director
Laura Kellen Beebe              Sr. Portfolio Manager--Taxable Securities
Doug Higgins                    Sr. Portfolio Manager--Securities
Herman Riva                     Sr. Portfolio Manager--Securities
Barbara A. Bennett              Treasury Administrator
Larry J. Patterson              Vice President
Thomas J. Faulconer             Indiana OSJ Principal
Rebecca Howe                    Assistant Secretary


    * The principal business address of all of the persons listed above is 5400 University Avenue, West Des Moines, Iowa 50266.


(c) Give the following information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                                  NET UNDERWRITING
      NAME OF PRINCIPAL            DISCOUNTS AND      COMPENSATION ON   BROKERAGE
         UNDERWRITER                COMMISSIONS         REDEMPTION     COMMISSIONS   COMPENSATION
EquiTrust Marketing
Services, Inc.                       $3,205,651           NA               NA          $164,542

ITEM 30.  LOCATION OF BOOKS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 5400 University Avenue, West Des Moines, Iowa 50266.

ITEM 31.  MANAGEMENT SERVICES

All management contracts are discussed in Part A or Part B of this registration statement.

ITEM 32.  UNDERTAKINGS AND REPRESENTATIONS

(a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the contracts offered herein are being accepted.

(b) The registrant undertakes that it will include as part of any application to purchase a Contract offered by the prospectus, either a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send to the Company for a statement of additional information.

(c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.

(d) The Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of
Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through
(4) of that letter will be complied with.

(e) The Company represents that the aggregate charges under the Contracts are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Farm Bureau Life Annuity Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of West Des Moines, State of Iowa, on the 25th day of April, 2003.


                                FARM BUREAU LIFE INSURANCE COMPANY
                                FARM BUREAU LIFE ANNUITY ACCOUNT

                                By:              /s/ CRAIG A. LANG
                                     -----------------------------------------
                                                   Craig A. Lang
                                                     PRESIDENT
                                         Farm Bureau Life Insurance Company

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the dates set forth below.


          SIGNATURE                       TITLE                    DATE
          ---------                       -----                    ----

      /s/ CRAIG A. LANG         President and Director
------------------------------    [Principal Executive        April 25, 2003
        Craig A. Lang             Officer]

                                Senior Vice President and
     /s/ JERRY C. DOWNIN          Secretary-Treasurer
------------------------------    [Principal Financial        April 25, 2003
       Jerry C. Downin            Officer]

      /s/ JAMES W. NOYCE        Chief Financial Officer
------------------------------    [Principal Accounting       April 25, 2003
        James W. Noyce            Officer]

              *
------------------------------  Director                      April 25, 2003
     Eric K. Aasmundstad

              *
------------------------------  Director                      April 25, 2003
       Steve L. Baccus

              *
------------------------------  Director                      April 25, 2003
      Al Christopherson

              *
------------------------------  Director                      April 25, 2003
        Kenny J. Evans

              *
------------------------------  Director                      April 25, 2003
        Alan L. Foutz

              *
------------------------------  Director                      April 25, 2003
        Karen J. Henry

              *
------------------------------  Director                      April 25, 2003
        Craig D. Hill

          SIGNATURE                       TITLE                    DATE
          ---------                       -----                    ----

              *
------------------------------  Director                      April 25, 2003
       Leland J. Hogan

              *
------------------------------  Director                      April 25, 2003
      Daniel L. Johnson

              *
------------------------------  Director                      April 25, 2003
     Richard G. Kjerstad

              *
------------------------------  Director                      April 25, 2003
      G. Steven Kouplen

              *
------------------------------  Director                      April 25, 2003
      Lindsey D. Larsen

              *
------------------------------  Director                      April 25, 2003
      David R. Machacek

              *
------------------------------  Director                      April 25, 2003
       David L. McClure

              *
------------------------------  Director                      April 25, 2003
      Charles E. Norris

              *
------------------------------  Director                      April 25, 2003
        Keith R. Olsen

              *
------------------------------  Director                      April 25, 2003
      Howard D. Poulson

              *
------------------------------  Director                      April 25, 2003
      Frank S. Priestley

              *
------------------------------  Director                      April 25, 2003
       Michael S. White


*By     /s/ STEPHEN M. MORAIN
      -------------------------
          Stephen M. Morain
          ATTORNEY-IN-FACT,
        PURSUANT TO POWER OF
              ATTORNEY.

                                 EXHIBIT INDEX


EXHIBIT  DESCRIPTION
-------  -----------
(a)(2)   Financial Statement Schedules I, III, IV

(b)(9)   Opinion and Consent of Stephen M. Morain, Esquire

(b)(10)(a) Consent of Sutherland Asbill & Brennan LLP

(b)(10)(b) Consent of Ernst & Young LLP

(b)(10)(c) Opinion and Consent of Christopher G. Daniels, FSA, MAAA